UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23907

Harbor Funds II

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302

(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR FUNDS II 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Stephanie A. Capistron, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1 – REPORTS TO STOCKHOLDERS

The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Embark Commodity Strategy Fund (Consolidated)

Ticker: ECSQX

Retirement Class

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Embark Commodity Strategy Fund (Consolidated) ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$77	0.71%

Management's Discussion of Fund Performance

Performance Summary

The Retirement Class shares of the Fund returned 15.93% for the year ended October 31, 2025, while the Bloomberg Commodity Index Total Return returned 14.15% during the same period.

Top contributors to relative performance included:

• Overweight exposure to Gold

• Underweight exposure to WTI Crude Oil

• Underweight exposure to Natural Gas

Top detractors from relative performance included:

• Overweight exposure to Brent Crude Oil

• Overweight exposure to Sugar

• Underweight exposure to Silver

Change in a $10,000 Investment

For the period 01/23/2024 through 10/31/2025

	Retirement Class	S&P 500 Index	Bloomberg Commodity Index Total Return
Jan-24	$10,000	$10,000	$10,000
Feb-24	$9,960	$10,495	$9,961
Mar-24	$10,383	$10,833	$10,291
Apr-24	$10,654	$10,390	$10,567
May-24	$10,754	$10,905	$10,753
Jun-24	$10,612	$11,297	$10,588
Jul-24	$10,268	$11,434	$10,160
Aug-24	$10,278	$11,712	$10,165
Sep-24	$10,688	$11,962	$10,659
Oct-24	$10,606	$11,853	$10,462
Nov-24	$10,596	$12,549	$10,504
Dec-24	$10,686	$12,250	$10,611
Jan-25	$11,150	$12,591	$11,031
Feb-25	$11,139	$12,427	$11,117
Mar-25	$11,578	$11,727	$11,554
Apr-25	$11,100	$11,647	$10,998
May-25	$11,100	$12,380	$10,935
Jun-25	$11,356	$13,010	$11,198
Jul-25	$11,398	$13,302	$11,147
Aug-25	$11,687	$13,571	$11,362
Sep-25	$11,983	$14,067	$11,606
Oct-25	$12,296	$14,396	$11,942

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Class 01/23/2024
Retirement Class	15.93%	12.37%
S&P 500 Index	21.45%	22.82%
Bloomberg Commodity Index Total Return	14.15%	10.53%

The “Life of Class” return as shown reflects the period 01/23/2024 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$2,876,251
Number of Investments (includes derivatives)	638
Total Net Advisory Fees Paid (in thousands)	$19,893
Portfolio Turnover Rate	50%

Fund Investments as of October 31, 2025

Investment Allocation (% of Investments)

(excludes derivatives)

U.S. Treasury Bills	85.0%
Corporate Bonds & Notes	15.0%

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Energy	30.3%
Precious Metals	26.4%
Industrial Metals	15.8%
Grains	15.3%
Softs	8.2%
Livestock	4.0%
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts (including the futures contracts that make up the underlying reference index of the swap contracts).

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Embark Commodity Strategy Fund (Consolidated)

Ticker: ECSWX

Institutional Class

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Embark Commodity Strategy Fund (Consolidated) ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.79%

Management's Discussion of Fund Performance

Performance Summary

The Institutional Class shares of the Fund returned 15.82% for the year ended October 31, 2025, while the Bloomberg Commodity Index Total Return returned 14.15% during the same period.

Top contributors to relative performance included:

• Overweight exposure to Gold

• Underweight exposure to WTI Crude Oil

• Underweight exposure to Natural Gas

Top detractors from relative performance included:

• Overweight exposure to Brent Crude Oil

• Overweight exposure to Sugar

• Underweight exposure to Silver

Change in a $10,000 Investment

For the period 01/23/2024 through 10/31/2025

	Institutional Class	S&P 500 Index	Bloomberg Commodity Index Total Return
Jan-24	$10,000	$10,000	$10,000
Feb-24	$9,960	$10,495	$9,961
Mar-24	$10,383	$10,833	$10,291
Apr-24	$10,663	$10,390	$10,567
May-24	$10,764	$10,905	$10,753
Jun-24	$10,619	$11,297	$10,588
Jul-24	$10,275	$11,434	$10,160
Aug-24	$10,285	$11,712	$10,165
Sep-24	$10,693	$11,962	$10,659
Oct-24	$10,612	$11,853	$10,462
Nov-24	$10,602	$12,549	$10,504
Dec-24	$10,689	$12,250	$10,611
Jan-25	$11,153	$12,591	$11,031
Feb-25	$11,142	$12,427	$11,117
Mar-25	$11,578	$11,727	$11,554
Apr-25	$11,101	$11,647	$10,998
May-25	$11,101	$12,380	$10,935
Jun-25	$11,354	$13,010	$11,198
Jul-25	$11,397	$13,302	$11,147
Aug-25	$11,685	$13,571	$11,362
Sep-25	$11,978	$14,067	$11,606
Oct-25	$12,291	$14,396	$11,942

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Class 01/23/2024
Institutional Class	15.82%	12.34%
S&P 500 Index	21.45%	22.82%
Bloomberg Commodity Index Total Return	14.15%	10.53%

The “Life of Class” return as shown reflects the period 01/23/2024 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$2,876,251
Number of Investments (includes derivatives)	638
Total Net Advisory Fees Paid (in thousands)	$19,893
Portfolio Turnover Rate	50%

Fund Investments as of October 31, 2025

Investment Allocation (% of Investments)

(excludes derivatives)

U.S. Treasury Bills	85.0%
Corporate Bonds & Notes	15.0%

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Energy	30.3%
Precious Metals	26.4%
Industrial Metals	15.8%
Grains	15.3%
Softs	8.2%
Livestock	4.0%
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts (including the futures contracts that make up the underlying reference index of the swap contracts).

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Embark Small Cap Equity Fund

Ticker: ESCQX

Retirement Class

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Embark Small Cap Equity Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$63	0.61%

Management's Discussion of Fund Performance

Performance Summary

The Retirement Class shares of the Fund returned 6.63% for the year ended October 31, 2025, while the Russell 2000® Index returned 14.41% during the same period.

Top contributors to relative performance included:

• Effective security selection within the Financials and Consumer Discretionary sectors, as well as overweight exposure to the Industrials sector and underweight exposure to the Real Estate sector.

• Positions in StoneX Group, Inc., LendingTree, Inc., Popular, Inc., Laureate Education, Inc., Modine Manufacturing Co., and Universal Technical Institute, Inc.

Top detractors from relative performance included:

• Security selection within the Industrials, Health Care, Materials, and Information Technology sectors.

• Positions in BlueLinx Holdings, Inc., U-Haul Holding Co., Franklin Covey Co., Neogen Corp., Lantheus Holdings, Inc., Evolent Health, Inc., Viking Therapeutics, Inc., Ashland, Inc., Axalta Coating Systems Ltd., Olin Corp., and Rapid7, Inc.

• Underweight or lack of exposure to positions in Bloom Energy Corp., Coeur Mining, Inc., Credo Technology Group Holding Ltd., Rigetti Computing, Inc., and D-Wave Quantum, Inc.

Change in a $10,000 Investment

For the period 01/30/2024 through 10/31/2025

	Retirement Class	S&P 500 Index	Russell 2000® Index
Jan-24	$10,000	$10,000	$10,000
Feb-24	$10,300	$10,365	$10,307
Mar-24	$10,750	$10,698	$10,676
Apr-24	$10,050	$10,261	$9,924
May-24	$10,520	$10,770	$10,422
Jun-24	$10,320	$11,156	$10,326
Jul-24	$11,110	$11,292	$11,375
Aug-24	$10,970	$11,566	$11,205
Sep-24	$11,020	$11,813	$11,283
Oct-24	$10,760	$11,706	$11,120
Nov-24	$11,790	$12,393	$12,340
Dec-24	$10,961	$12,098	$11,321
Jan-25	$11,272	$12,435	$11,618
Feb-25	$10,610	$12,272	$10,996
Mar-25	$9,807	$11,581	$10,248
Apr-25	$9,476	$11,502	$10,011
May-25	$10,158	$12,226	$10,546
Jun-25	$10,750	$12,848	$11,119
Jul-25	$10,951	$13,136	$11,312
Aug-25	$11,513	$13,403	$12,120
Sep-25	$11,583	$13,892	$12,497
Oct-25	$11,473	$14,217	$12,723

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Class 01/30/2024
Retirement Class	6.63%	8.15%
S&P 500 Index	21.45%	22.22%
Russell 2000® Index	14.41%	14.72%

The “Life of Class” return as shown reflects the period 01/30/2024 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$529,114
Number of Investments	337
Total Net Advisory Fees Paid (in thousands)	$8,340
Portfolio Turnover Rate	83%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Industrials	23.8%
Information Technology	17.9%
Financials	15.5%
Health Care	13.0%
Consumer Discretionary	11.5%
Energy	4.9%
Communication Services	3.8%
Materials	3.5%
Consumer Staples	3.4%
Real Estate	1.9%
Utilities	0.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

Embark Small Cap Equity Fund

Ticker: ESCWX

Institutional Class

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Embark Small Cap Equity Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.69%

Management's Discussion of Fund Performance

Performance Summary

The Institutional Class shares of the Fund returned 6.57% for the year ended October 31, 2025, while the Russell 2000® Index returned 14.41% during the same period.

Top contributors to relative performance included:

• Effective security selection within the Financials and Consumer Discretionary sectors, as well as overweight exposure to the Industrials sector and underweight exposure to the Real Estate sector.

• Positions in StoneX Group, Inc., LendingTree, Inc., Popular, Inc., Laureate Education, Inc., Modine Manufacturing Co., and Universal Technical Institute, Inc.

Top detractors from relative performance included:

• Security selection within the Industrials, Health Care, Materials, and Information Technology sectors.

• Positions in BlueLinx Holdings, Inc., U-Haul Holding Co., Franklin Covey Co., Neogen Corp., Lantheus Holdings, Inc., Evolent Health, Inc., Viking Therapeutics, Inc., Ashland, Inc., Axalta Coating Systems Ltd., Olin Corp., and Rapid7, Inc.

• Underweight or lack of exposure to positions in Bloom Energy Corp., Coeur Mining, Inc., Credo Technology Group Holding Ltd., Rigetti Computing, Inc., and D-Wave Quantum, Inc.

Change in a $10,000 Investment

For the period 01/30/2024 through 10/31/2025

	Institutional Class	S&P 500 Index	Russell 2000® Index
Jan-24	$10,000	$10,000	$10,000
Feb-24	$10,300	$10,365	$10,307
Mar-24	$10,750	$10,698	$10,676
Apr-24	$10,050	$10,261	$9,924
May-24	$10,530	$10,770	$10,422
Jun-24	$10,320	$11,156	$10,326
Jul-24	$11,110	$11,292	$11,375
Aug-24	$10,970	$11,566	$11,205
Sep-24	$11,010	$11,813	$11,283
Oct-24	$10,760	$11,706	$11,120
Nov-24	$11,790	$12,393	$12,340
Dec-24	$10,956	$12,098	$11,321
Jan-25	$11,267	$12,435	$11,618
Feb-25	$10,614	$12,272	$10,996
Mar-25	$9,802	$11,581	$10,248
Apr-25	$9,471	$11,502	$10,011
May-25	$10,153	$12,226	$10,546
Jun-25	$10,745	$12,848	$11,119
Jul-25	$10,935	$13,136	$11,312
Aug-25	$11,507	$13,403	$12,120
Sep-25	$11,578	$13,892	$12,497
Oct-25	$11,467	$14,217	$12,723

Annual Shareholder Report

October 31, 2025

Average Annual Total Returns

AATR	1 Year	Life of Class 01/30/2024
Institutional Class	6.57%	8.12%
S&P 500 Index	21.45%	22.22%
Russell 2000® Index	14.41%	14.72%

The “Life of Class” return as shown reflects the period 01/30/2024 (commencement of operations) through 10/31/2025.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The Fund performance assumes the reinvestment of all dividend and capital gain distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$529,114
Number of Investments	337
Total Net Advisory Fees Paid (in thousands)	$8,340
Portfolio Turnover Rate	83%

Fund Investments as of October 31, 2025

Sector Allocation (% of Investments)

Value	Value
Industrials	23.8%
Information Technology	17.9%
Financials	15.5%
Health Care	13.0%
Consumer Discretionary	11.5%
Energy	4.9%
Communication Services	3.8%
Materials	3.5%
Consumer Staples	3.4%
Real Estate	1.9%
Utilities	0.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2025 Harbor Capital Advisors, Inc. All rights reserved.

ITEM 2 – CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, the Registrant’s Code of Ethics was amended to reflect the replacement of the Registrant’s treasurer, effective July 1, 2025. The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report. Upon request, a copy of the Registrant’s code of ethics is available without charge by calling 800-422-1050.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board has determined that Douglas J. Skinner, a member of the Audit Committee of the Board of Trustees, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. Skinner is the Eric J. Gleacher Distinguished Service Professor of Accounting at the University of Chicago Booth School of Business, where his prior positions include Deputy Dean for Faculty, John P. and Lillian A. Gould Professor of Accounting, Neubauer Family Faculty Fellow, Interim Dean, and Executive Director of the Accounting Research Center. Mr. Skinner is deemed “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Items 4(a)—4(d): Audit, Audit-Related, Tax and All Other Fees

Fees billed by Ernst & Young (“EY”):

	Fiscal Year Ended October 31, 2025			Fiscal Year Ended October 31, 2024
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees.	$129,271	N/A	N/A	$62,299	N/A	N/A
(b) Audit-Related Fees.	$0	$50,200[1]	N/A	$10,500[2]	$48,300[1]	N/A
(c) Tax Fees.	$52,482[3]	$0	N/A	$23,063[3]	$0	N/A
(d) All Other Fees.	$1,818[4]	N/A	N/A	$1,323[4]	N/A	N/A

1.	Includes fees related to the procedures performed for Harbor Services Group, Inc. required by Rule 17Ad-13(a)(3) of the Securities Exchange Act of 1934.

2.	Includes fees related to the issuance of consents for N-1A filings.

3.	Includes fees related to tax compliance, including foreign tax reclaim filings and tax research and equalization.

4.	Includes fees billed in connection with the Registrant’s subscription to the EY PFIC Analyzer, a database used to determine whether foreign equity securities are passive foreign investment companies. Also, for the Registrant’s subscription to the Rapid Security Analyzer, a tool used to determine which foreign equity securities per their respective country has an ASC 740 capital gain exposure.

(e)	(1)	Pre-Approval Policies.

The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit, review and non-audit services (other than certain de minimis non-audit services) provided to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Audit Committee is authorized to delegate one or more members of the Committee the responsibility for considering and, if appropriate, pre-approving audit or permitted non-audit services in an amount sufficient to complete services and to determine if such services would be consistent with maintaining the accountant’s independence. Such member(s) are required to report to the full Audit Committee as to the nature and amount of such services and fees pre-approved at the next scheduled Audit Committee meeting. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Registrant.

(2)       None of the principal accountant’s fees or services rendered to the Registrant, the Advisor or Harbor Services Group, Inc. were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable

(g)      Aggregate Non-Audit Fees.

Aggregate Non-Audit Fees of the Registrant

Fiscal Year Ended October 31, 2025: $54,300

Fiscal Year Ended October 31, 2024: $34,886

Aggregate Non-Audit Fees of Other Entities Required to be Pre-approved Pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2025: $50,200

Fiscal Year Ended October 31, 2024: $48,300

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services to service affiliates was compatible with maintaining the principal accountant’s independence.

(i)       Not applicable

(j)       Not applicable

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6 – INVESTMENTS

(a)       The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)       Not applicable

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

The following is a copy of the audited annual financial statements, including financial highlights:

Annual Financial Statements and Additional Information
HARBOR FUNDS AND HARBOR FUNDS II
October 31, 2025

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Table of Contents

Harbor Funds and Harbor Funds II
Portfolio of Investments
Embark Commodity Strategy Fund (CONSOLIDATED)	1
Embark Small Cap Equity Fund	10
Harbor Capital Appreciation Fund	14
Harbor Convertible Securities Fund	16
Harbor Core Bond Fund	20
Harbor Core Plus Fund	29
Harbor Diversified International All Cap Fund	37
Harbor International Fund	42
Harbor International Compounders Fund	46
Harbor International Core Fund	48
Harbor International Small Cap Fund	55
Harbor Large Cap Value Fund	57
Harbor Mid Cap Fund	59
Harbor Mid Cap Value Fund	61
Harbor Small Cap Growth Fund	64
Harbor Small Cap Value Fund	66
Financial Statements
Statements of Assets and Liabilities	69
Statements of Operations	71
Statements of Changes in Net Assets	73
Financial Highlights	85
Notes to Financial Statements	115
Report of Independent Registered Public Accounting Firm	131
Additional Information
Additional Tax Information	133
FORM N-CSR ITEMS 8-11	134
This material is intended for the Funds’ shareholders. It may be distributed to prospective investors only if it is preceded or accompanied by the current prospectus. Prospective investors should carefully consider the investment objectives, risks, charges and expenses of a Harbor Fund before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.
Harbor Funds Distributors, Inc. is the Distributor of the Harbor Funds and Harbor Funds II.

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisors:
AQR Capital Management, LLC
Core Commodity Management, LLC
Neuberger Berman Investment Advisors LLC
Quantix Commodities LP
Schroder Investment Management North America Inc.
Summerhaven Investment Management, LLC
Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—12.3%
Principal Amount		Value
AEROSPACE & DEFENSE—0.5%
$7,440	Boeing Co. 2.196%—02/04/2026	$7,400
7,470	General Electric Co. MTN 4.963% (3 Month USD Term SOFR + 0.642%) 05/05/2026[1]	7,486
		14,886
AUTOMOBILES—0.4%
5,190	General Motors Financial Co., Inc. 5.400%—04/06/2026	5,213
6,545	Toyota Motor Credit Corp. 5.057% (SOFR + 0.770%) 08/07/2026[1]	6,572
		11,785
BANKS—3.2%
8,330	Bank of America Corp. 5.491% (SOFR + 1.350%) 09/15/2027[1]	8,391
13,205	Citibank NA 4.962% (SOFR + 0.712%) 11/19/2027[1]	13,234
6,590	Fifth Third Bank NA 4.885% (SOFR + 0.810%) 01/28/2028[1]	6,598
	JPMorgan Chase & Co.
7,000	4.893% (SOFR + 0.765%) 09/22/2027[1]	7,023
5,495	5.281% (SOFR + 1.200%) 01/23/2028[1]	5,547
		12,570
	Morgan Stanley Bank NA
8,575	4.784% (SOFR + 0.685%) 10/15/2027[1]	8,606
3,900	5.082% (SOFR + 0.865%) 05/26/2028[1]	3,914
		12,520
7,725	PNC Bank NA 4.813% (SOFR + 0.730%) 07/21/2028[1]	7,728
	State Street Corp.
7,200	4.723% (SOFR + 0.640%) 10/22/2027[1]	7,222
1,810	4.906% (SOFR + 0.845%) 08/03/2026[1]	1,816
		9,038
11,100	Truist Bank 4.849% (SOFR + 0.770%) 07/24/2028[1]	11,115
	U.S. Bank NA
1,170	4.773% (SOFR + 0.690%) 10/22/2027[1]	1,173
10,000	5.170% (SOFR + 0.910%) 05/15/2028[1]	10,060
		11,233
		92,427
BEVERAGES—0.2%
5,089	PepsiCo, Inc. 4.669% (SOFR + 0.400%) 02/13/2026[1]	5,094
CAPITAL MARKETS—0.8%
9,464	Bank of New York Mellon Corp. 4.862% (SOFR + 0.680%) 06/09/2028[1]	9,470

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Goldman Sachs Group, Inc.
$3,030	4.990% (SOFR + 0.820%) 09/10/2027[1]	$3,037
9,490	6.008% (SOFR + 1.850%) 03/15/2028[1]	9,629
		12,666
		22,136
COMMERCIAL SERVICES & SUPPLIES—0.2%
5,795	PayPal Holdings, Inc. 4.856% (SOFR + 0.670%) 03/06/2028[1]	5,815
DIVERSIFIED FINANCIAL SERVICES—0.4%
7,800	Capital One Financial Corp. 7.149%—10/29/2027[2]	8,013
3,020	Mastercard, Inc. 4.598% (SOFR + 0.440%) 03/15/2028[1]	3,024
		11,037
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
	AT&T, Inc.
9,545	1.700%—03/25/2026	9,452
2,545	3.875%—01/15/2026	2,542
		11,994
4,975	Verizon Communications, Inc. 1.450%—03/20/2026	4,923
		16,917
ELECTRIC UTILITIES—0.4%
5,375	Georgia Power Co. 4.438% (SOFR + 0.280%) 09/15/2026[1]	5,378
5,038	NextEra Energy Capital Holdings, Inc. 5.104% (SOFR + 0.800%) 02/04/2028[1]	5,075
		10,453
FINANCIAL SERVICES—0.5%
13,240	American Express Co. 5.259% (SOFR + 1.000%) 02/16/2028[1]	13,299
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
9,130	UnitedHealth Group, Inc. 4.599% (SOFR + 0.500%) 07/15/2026[1]	9,139
INSURANCE—0.8%
	Athene Global Funding
4,590	4.938% (SOFR + 0.830%) 01/07/2027[1,3]	4,606
3,340	5.136% (SOFR + 1.000%) 09/18/2028[1,3]	3,343
		7,949
5,100	Marsh & McLennan Cos., Inc. 4.984% (SOFR + 0.700%) 11/08/2027[1]	5,125
5,605	New York Life Global Funding 4.706% (SOFR + 0.410%) 02/05/2027[1,3]	5,604

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
INSURANCE—Continued
$4,820	Principal Life Global Funding II 5.067% (SOFR + 0.810%) 08/18/2028[1,3]	$4,823
		23,501
MACHINERY—0.8%
2,260	Caterpillar Financial Services Corp. 4.820% (SOFR + 0.560%) 11/15/2027[1]	2,267
8,930	Caterpillar Financial Services Corp. MTN 4.784% (SOFR + 0.520%) 05/14/2027[1]	8,956
	John Deere Capital Corp. MTN
8,315	4.644% (SOFR + 0.440%) 03/06/2026[1]	8,323
3,232	4.786% (SOFR + 0.600%) 06/11/2027[1]	3,246
		11,569
		22,792
MEDIA—0.2%
5,280	TCI Communications, Inc. 7.875%—02/15/2026	5,331
MULTI-UTILITIES—0.2%
5,415	Consolidated Edison Co. of New York, Inc. 4.777% (SOFR + 0.520%) 11/18/2027[1]	5,419
OIL, GAS & CONSUMABLE FUELS—0.4%
	Chevron USA, Inc.
6,265	4.588% (SOFR + 0.360%) 02/26/2027[1]	6,280
4,580	4.839% (SOFR + 0.570%) 08/13/2028[1]	4,599
		10,879
PHARMACEUTICALS—0.5%
6,830	Bristol-Myers Squibb Co. 4.733% (SOFR + 0.490%) 02/20/2026[1]	6,836
2,730	CVS Health Corp. 5.000%—02/20/2026	2,734
3,230	Eli Lilly & Co. 4.718% (SOFR + 0.530%) 10/15/2028[1]	3,243
3,300	Merck & Co., Inc. 4.636% (SOFR + 0.460%) 09/15/2027[1]	3,320
		16,133
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
6,760	Broadcom, Inc. 3.150%—11/15/2025	6,756
7,208	Intel Corp. 4.875%—02/10/2026	7,219
		13,975
SOFTWARE—0.4%
	Oracle Corp.
9,221	1.650%—03/25/2026	9,132
820	2.650%—07/15/2026	812
2,420	4.821% (SOFR + 0.760%) 08/03/2028[1]	2,433
		12,377
SPECIALTY RETAIL—0.4%
4,875	Home Depot, Inc. 4.462% (SOFR + 0.330%) 12/24/2025[1]	4,877
6,130	Walmart, Inc. 4.505% (SOFR + 0.430%) 04/28/2027[1]	6,153
		11,030

Corporate Bonds & Notes—Continued
Principal Amount		Value
TOBACCO—0.3%
$9,645	Philip Morris International, Inc. 4.899% (SOFR + 0.830%) 04/28/2028[1]	$9,715
WIRELESS TELECOMMUNICATION SERVICES—0.3%
	T-Mobile USA, Inc.
1,120	2.250%—02/15/2026	1,113
6,775	2.625%—04/15/2026	6,736
		7,849
Total Corporate Bonds & Notes (Cost $351,448)		351,989

Short-Term Investments—69.2%

U.S. TREASURY BILLS—69.2%
	U.S. Treasury Bills
80,000	3.636%—01/29/2026†	79,280
17,195	3.640%—04/30/2026†	16,881
15,236	3.660%—04/23/2026†	14,968
156,748	3.679%—03/19/2026†	154,549
14,000	3.685%—04/16/2026†	13,764
6,820	3.695%—04/09/2026†	6,710
38,981	3.715%—04/02/2026†	38,378
30,000	3.730%—03/12/2026†	29,598
50,000	3.734%—03/26/2026†	49,262
44,600	3.735%—02/24/2026†	44,074
91,212	3.741%—01/15/2026†,4	90,516
135,582	3.775%—02/12/2026†	134,164
32,300	3.780%—01/15/2026†,4	32,054
32,830	3.814%—12/18/2025†	32,671
15,000	3.830%—01/08/2026†	14,896
102,778	3.840%—11/20/2025†,4	102,590
32,080	3.842%—01/08/2026†	31,858
24,430	3.845%—01/06/2026†	24,265
31,330	3.846%—12/11/2025†,4	31,202
5,380	3.858%—01/06/2026†	5,344
5,380	3.862%—01/08/2026†	5,343
5,370	3.887%—12/18/2025†	5,344
27,326	3.915%—02/26/2026†	27,000
21,450	3.918%—11/28/2025†,4	21,392
212,284	3.922%—02/19/2026†	209,910
28,470	3.948%—11/20/2025†,4	28,418
66,656	3.959%—12/18/2025†	66,334
5,000	3.973%—11/28/2025†,4	4,987
101,101	3.980%—12/30/2025-02/05/2026†	100,136
10,800	4.000%—01/15/2026†,4	10,718
43,677	4.090%—11/06/2025†	43,663
20,000	4.100%—11/28/2025†,4	19,946
29,230	4.102%—11/13/2025†	29,199
5,642	4.105%—11/13/2025†	5,636
23,577	4.115%—01/22/2026†	23,380
9,935	4.120%—12/26/2025†	9,878
84,200	4.125%—12/04/2025-01/08/2026†,4	83,891
111,800	4.130%—01/15/2026†,4	110,947
14,500	4.140%—11/20/2025†,4	14,473
97,000	4.145%—12/11/2025†,4	96,603
14,180	4.150%—12/04/2025-12/11/2025†,4	14,122

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Short-Term Investments—Continued
Principal Amount		Value
U.S. TREASURY BILLS—Continued
$70,950	4.155%—11/28/2025†,4	$70,760
42,100	4.210%—11/25/2025†	42,000
Total Short-Term Investments (Cost $1,990,291)		1,991,104
TOTAL INVESTMENTS—81.5% (Cost $2,341,739)		2,343,093
CASH AND OTHER ASSETS, LESS LIABILITIES—18.5%		533,158
TOTAL NET ASSETS—100.0%		$2,876,251

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	229	11/25	$16,484	$1,606
Aluminum Futures	178	12/25	12,831	1,060
Aluminum Futures	317	01/26	22,866	831
Brent Crude Futures	1,217	11/25	78,825	(1,337)
Brent Crude Futures	1,541	12/25	98,932	4,589
Brent Crude Futures	75	01/26	4,789	(119)
Brent Crude Futures	125	03/26	7,957	(60)
Canola Futures	220	01/26	1,998	68
Cattle Feeder Futures	79	01/26	13,110	(762)
Chicago Ethanol Futures	70	12/25	4,888	116
Cocoa Futures	144	12/25	8,600	(2,346)
Cocoa Futures	65	03/26	4,062	26
Coffee C Futures	102	12/25	14,996	2,362
Coffee C Futures	385	03/26	53,744	1,478
Copper Futures	145	11/25	39,461	4,101
Copper Futures	291	12/25	53,391	4,039
Copper Futures	155	01/26	42,189	558
Copper Futures	175	03/26	22,562	1,815
Copper Futures	135	05/26	17,530	685
Corn Futures	337	12/25	7,271	156
Corn Futures	2,780	03/26	61,716	416
Corn Futures	1,591	05/26	35,976	785
Cotton No. 2 Futures	354	12/25	11,601	(330)
Cotton No. 2 Futures	141	03/26	4,704	(40)
Cotton No. 2 Futures	220	05/26	7,469	(86)
Dutch TTF Natural Gas Futures	150	11/25	4,003	(98)
Dutch TTF Natural Gas Futures	422	12/25	11,343	(1,614)
Dutch TTF Natural Gas Futures	130	11/26	3,484	(101)
ECX Emissions Futures	606	12/25	54,861	3,167
FCOJ-A Futures	5	01/26	131	(41)
Gas Oil Low Sulphur Futures	285	12/25	19,950	1,098

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Gas Oil Low Sulphur Futures	889	01/26	$60,674	$2,724
Gas Oil Low Sulphur Futures	63	03/26	4,180	103
Gold 100 OZ Futures	732	12/25	292,544	35,794
Gold 100 OZ Futures	175	02/26	70,516	(53)
Gold 100 OZ Futures	88	04/26	35,719	594
Iodex (Iron Ore) Futures	1,697	12/25	18,012	331
Iodex (Iron Ore) Futures	298	01/26	3,069	(12)
KC Hard Red Wheat Futures	262	12/25	6,871	8
KC Hard Red Wheat Futures	92	03/26	2,469	(1)
KC Hard Red Wheat Futures	90	05/26	2,462	15
Lead Futures	93	11/25	4,639	14
Lead Futures	38	12/25	1,903	3
Lead Futures	206	01/26	10,366	52
Lean Hogs Futures	635	12/25	20,644	(1,652)
Lean Hogs Futures	348	02/26	11,487	35
Lean Hogs Futures	63	04/26	2,173	(150)
Live Cattle Futures	424	12/25	38,953	(1,403)
Live Cattle Futures	140	02/26	12,750	38
Live Cattle Futures	75	04/26	6,802	(349)
LME Aluminum Futures	676	11/25	48,647	5,535
LME Aluminum Futures	1,215	12/25	87,547	8,012
LME Aluminum Futures	762	01/26	54,986	4,280
LME Aluminum Futures	74	02/26	5,343	744
LME Aluminum Futures	1,216	03/26	87,878	3,741
LME Copper Futures	100	11/25	27,230	3,040
LME Copper Futures	677	12/25	184,339	18,325
LME Copper Futures	86	01/26	23,411	2,012
LME Copper Futures	85	02/26	23,138	1,205
LME Copper Futures	370	03/26	100,689	787
LME Lead Futures	182	11/25	9,104	123
LME Lead Futures	365	12/25	18,314	(263)
LME Lead Futures	166	01/26	8,364	(15)
LME Lead Futures	241	03/26	12,272	(40)
LME Nickel Futures	192	11/25	17,352	(204)
LME Nickel Futures	305	12/25	27,685	(230)
LME Nickel Futures	150	01/26	13,685	(320)
LME Nickel Futures	205	03/26	18,838	(196)
LME Nickel Futures	6	04/26	553	(3)
LME Tin Futures	21	11/25	3,794	91
LME Tin Futures	21	12/25	3,791	(35)
LME Zinc Futures	401	11/25	31,328	3,001
LME Zinc Futures	646	12/25	49,795	4,419
LME Zinc Futures	408	01/26	31,282	1,357
LME Zinc Futures	434	03/26	33,065	439
LME Zinc Futures	1	04/26	76	7
Milling Wheat Futures	1,664	12/25	18,509	9
Natural Gas Futures	379	11/25	15,630	395

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Natural Gas Futures	615	12/25	$26,869	$1,161
Natural Gas Futures	335	01/26	13,835	821
Natural Gas Futures	1,320	02/26	49,645	(5,162)
Nickel Futures	101	11/25	9,119	(69)
Nickel Futures	58	12/25	5,264	(65)
Nickel Futures	76	01/26	6,929	(16)
NY Harbor ULSD Futures	92	11/25	9,268	630
NY Harbor ULSD Futures	203	12/25	20,212	865
NY Harbor ULSD Futures	32	02/26	3,103	74
Palladium Futures	16	12/25	2,328	241
Palladium Futures	10	03/26	1,474	(1)
Phelix DE Base Futures	7	12/25	6,149	96
Platinum Futures	115	01/26	9,059	59
Platinum Futures	102	08/26	2,482	110
Platinum Futures	27	10/26	660	5
Rapeseed Futures	87	01/26	2,409	93
RBOB Gasoline Futures	287	11/25	22,912	666
RBOB Gasoline Futures	319	12/25	24,936	218
RBOB Gasoline Futures	42	02/26	3,312	(20)
Red Wheat Futures	117	12/25	3,235	(202)
Robusta Coffee 10-T Futures	185	01/26	8,399	237
Robusta Coffee 10-T Futures	60	03/26	2,678	(127)
Silver Futures	347	12/25	83,558	11,099
Silver Futures	118	03/26	28,764	1,873
Soybean Futures	1,167	01/26	65,075	4,190
Soybean Futures	188	03/26	10,563	468
Soybean Futures	667	05/26	37,811	2,366
Soybean Meal Futures	32	12/25	1,029	73
Soybean Meal Futures	679	01/26	21,966	2,632
Soybean Meal Futures	377	03/26	12,290	760
Soybean Meal Futures	27	05/26	890	81
Soybean Oil Futures	449	12/25	13,114	(766)
Soybean Oil Futures	552	01/26	16,252	(494)
Soybean Oil Futures	246	03/26	7,324	(441)
Soybean Oil Futures	193	05/26	5,790	(80)
Sugar No. 11 Futures	4,554	02/26	73,600	(9,196)
UK Natural Gas Futures	245	11/25	8,069	(182)
Wheat Futures	698	12/25	18,637	164
Wheat Futures	163	03/26	4,470	54
Wheat Futures	21	05/26	586	7
White Sugar Futures	154	02/26	3,163	(454)
WTI Crude Oil Futures	265	11/25	16,160	41
WTI Crude Oil Futures	1,176	12/25	71,266	223
Zinc Futures	90	11/25	7,014	689
Zinc Futures	40	12/25	3,083	183

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Zinc Futures	97	01/26	$7,440	$167
Total Long Futures Contracts				$ 127,400

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	229	11/25	$16,484	$(1,601)
Aluminum Futures	178	12/25	12,831	(1,052)
Aluminum Futures	317	01/26	22,866	(848)
Cocoa Futures	28	12/25	1,627	70
Cocoa Futures	2	03/26	125	23
Coffee C Futures	60	12/25	8,821	(416)
Copper Futures	145	11/25	39,461	(4,099)
Copper Futures	113	12/25	30,745	(2,309)
Copper Futures	155	01/26	42,189	(552)
Lead Futures	93	11/25	4,639	(15)
Lead Futures	38	12/25	1,903	(3)
Lead Futures	206	01/26	10,366	(51)
LME Aluminum Futures	676	11/25	48,647	(4,244)
LME Aluminum Futures	1,146	12/25	82,575	(4,090)
LME Aluminum Futures	254	01/26	18,329	(1,050)
LME Aluminum Futures	74	02/26	5,343	(592)
LME Aluminum Futures	21	03/26	1,518	(69)
LME Copper Futures	100	11/25	27,230	(2,847)
LME Copper Futures	663	12/25	180,527	(8,618)
LME Copper Futures	86	01/26	23,411	(1,232)
LME Copper Futures	4	02/26	1,089	(14)
LME Copper Futures	52	03/26	14,151	(43)
LME Lead Futures	182	11/25	9,104	(36)
LME Lead Futures	365	12/25	18,314	32
LME Lead Futures	33	01/26	1,663	(4)
LME Lead Futures	115	03/26	5,856	(72)
LME Nickel Futures	192	11/25	17,352	344
LME Nickel Futures	405	12/25	36,763	386
LME Nickel Futures	81	01/26	7,390	26
LME Nickel Futures	20	03/26	1,838	(5)
LME Nickel Futures	6	04/26	553	5
LME Tin Futures	21	11/25	3,794	29
LME Tin Futures	12	12/25	2,166	—
LME Zinc Futures	401	11/25	31,328	(1,970)
LME Zinc Futures	475	12/25	36,614	(1,153)
LME Zinc Futures	124	01/26	9,507	(454)
LME Zinc Futures	64	03/26	4,876	(159)
LME Zinc Futures	1	04/26	76	(7)
Natural Gas Futures	26	11/25	1,072	(11)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Natural Gas Futures	56	02/26	$2,106	$(100)
Nickel Futures	101	11/25	9,119	66
Nickel Futures	58	12/25	5,264	67
Nickel Futures	76	01/26	6,929	16
NY Harbor ULSD Futures	94	11/25	9,470	(579)
NY Harbor ULSD Futures	163	12/25	16,229	(69)
Phelix DE Base Futures	5	12/25	4,392	(41)
WTI Crude Oil Futures	173	02/26	10,390	417
Zinc Futures	90	11/25	7,014	(695)
Zinc Futures	40	12/25	3,083	(186)
Zinc Futures	97	01/26	7,440	(158)
Total Short Futures Contracts				$ (37,963)
Total Futures Contracts				$89,437

PURCHASED OPTIONS

CALL PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Corn Futures Option	$450.00	11/21/2025	1,966	$42,416	$449	$86
Silver Futures Option	80.00	02/24/2026	232	56,550	217	246
Silver Futures Option	60.00	12/23/2025	44	10,641	283	73
Total Call Purchased Options					$949	$405

PUT PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Crude Oil Futures Option	$58.00	11/17/2025	223	$13,599	$285	$121
Crude Oil Futures Option	52.00	11/17/2025	877	53,479	375	61
Crude Oil Futures Option	46.00	12/16/2025	1,225	74,235	491	159
Crude Oil Futures Option	52.00	01/14/2026	298	17,957	287	247
Total Put Purchased Options					$1,438	$588
Total Purchased Options					$2,387	$993

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.146%	Pay	Macquarie MQCP338E Index[5]	11/28/2025	Monthly	$516,727	$—	$—	$—

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) TOTAL RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Global Markets	0.110%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index	10/30/2026	Monthly	$137,687	$—	$—	$—
Citigroup Global Markets	0.240%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index	02/27/2026	Monthly	21,546	—	—	—
RBC Dominion Securities	0.120%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index	10/30/2026	Monthly	184,358	—	—	—
RBC Dominion Securities	0.290%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index	02/27/2026	Monthly	27,602	—	—	—
Total Over-the-Counter Total Return Swaps							$—	$—	$—
Total Swaps							$—	$—	$—
FAIR VALUE MEASUREMENTS
As of October 31, 2025 the investments in futures contracts and options (as disclosed in the preceding Futures Contracts and Purchased Options schedules) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the Financial Statements.

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
Variable or floating rate security; the stated rate represents the rate in effect as of October 31, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

2	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $18,376 or 1% of net assets.

4	As of October 31, 2025, all or a portion of this security was restricted as collateral for futures contracts and OTC swaps. The restricted securities had an aggregate value of $52,602.
5	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of October 31, 2025.

Commodity	Weight
Gold	37.3%
GasOil	8.1
RBOB Gasoline	7.1
Heating Oil	6.4
Brent Crude Oil	4.3
Sugar	4.1
Natural Gas (United States)	3.8
Copper	3.7
Corn	2.9
Aluminum	2.0
Comex Copper	2.0
Coffee	1.9
KC Wheat	1.9
Wheat	1.9
Zinc	1.9
Cotton	1.8
Nickel	1.8
Silver	1.8
Soybean Oil	1.8
Lean Hogs	1.7
Soybeans	1.0
Cocoa	0.8

MTN	Medium Term Note
The accompanying notes are an integral part of the Financial Statements.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Value and Cost in Thousands

COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—2.8%
7,984	BWX Technologies, Inc.	$1,705
45,982	Cadre Holdings, Inc.	1,952
13,580	Carpenter Technology Corp.	4,290
7,623	Hexcel Corp.	544
26,631	Karman Holdings, Inc. *	2,243
11,432	Kratos Defense & Security Solutions, Inc. *	1,036
79,397	Redwire Corp. *	625
17,537	Rocket Lab Corp. *	1,105
21,995	V2X, Inc. *	1,256
		14,756
AIR FREIGHT & LOGISTICS—0.2%
16,437	GXO Logistics, Inc. *	924
AUTOMOBILE COMPONENTS—1.9%
52,313	Adient PLC *	1,213
7,724	Dorman Products, Inc. *	1,036
13,613	Lear Corp.	1,425
42,390	Modine Manufacturing Co. *	6,494
		10,168
BANKS—4.8%
11,617	Ameris Bancorp	832
28,052	Associated Banc-Corp.	695
31,202	Bank of NT Butterfield & Son Ltd. (Bermuda)	1,443
10,822	East West Bancorp, Inc.	1,099
1,605	First Citizens BancShares, Inc. Class A	2,929
144,576	First Hawaiian, Inc.	3,546
117,597	First Interstate BancSystem, Inc. Class A	3,675
39,281	FNB Corp.	617
21,033	Home BancShares, Inc.	562
11,960	Independent Bank Corp.	805
15,917	International Bancshares Corp.	1,057
13,223	Popular, Inc. (Puerto Rico)	1,474
7,505	Prosperity Bancshares, Inc.	494
62,608	Synovus Financial Corp.	2,795
3,224	WaFd, Inc.	94
22,882	Wintrust Financial Corp.	2,975
5,426	Zions Bancorp NA	283
		25,375
BEVERAGES—0.2%
19,743	Vita Coco Co., Inc. *	813
BIOTECHNOLOGY—4.2%
7,488	Abivax SA ADR (France)*,1	767
65,330	ADMA Biologics, Inc. *	1,011
23,944	Ascendis Pharma AS ADR (Denmark)*,1	4,827
9,042	Avidity Biosciences, Inc. *	632
44,505	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	359
9,367	Celcuity, Inc. *	723
40,474	Exact Sciences Corp. *	2,618
24,589	Kiniksa Pharmaceuticals International PLC *	910
24,761	Legend Biotech Corp. ADR*,1	802
13,519	Merus NV (Netherlands)*	1,282
328,468	MiMedx Group, Inc. *	2,513
22,528	Revolution Medicines, Inc. *	1,326
9,693	Rhythm Pharmaceuticals, Inc. *	1,103
9,076	Soleno Therapeutics, Inc. *	609
33,105	Vaxcyte, Inc. *	1,499
19,182	Viking Therapeutics, Inc. *	730
10,773	Xenon Pharmaceuticals, Inc. (Canada)*	452
		22,163
BROADLINE RETAIL—0.1%
21,742	Pattern Group, Inc. Class A*	383

COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—0.8%
6,229	AAON, Inc.	$613
2,435	AZZ, Inc.	243
1,532	Carlisle Cos., Inc.	498
8,584	CSW Industrials, Inc.	2,150
45,840	Tecogen, Inc. *	457
3,935	UFP Industries, Inc.	363
		4,324
CAPITAL MARKETS—4.0%
72,197	Artisan Partners Asset Management, Inc. Class A	3,152
6,731	Cohen & Steers, Inc.	460
44,818	Donnelley Financial Solutions, Inc. *	2,059
1,740	FactSet Research Systems, Inc.	464
4,044	Hamilton Lane, Inc. Class A	461
9,024	Houlihan Lokey, Inc.	1,616
2,212	Morningstar, Inc.	470
9,045	Perella Weinberg Partners	169
14,481	StepStone Group, Inc. Class A	882
16,064	Stifel Financial Corp.	1,902
91,835	StoneX Group, Inc. *	8,442
121,815	SuRo Capital Corp.	1,241
		21,318
CHEMICALS—2.8%
47,430	Ashland, Inc.	2,319
27,831	Avient Corp.	893
92,612	Axalta Coating Systems Ltd. *	2,637
484,387	Ecovyst, Inc. *	3,967
25,179	Element Solutions, Inc.	673
133,243	Neo Performance Materials, Inc. (Canada)	1,837
105,426	Olin Corp.	2,182
1,607	Quaker Chemical Corp.	223
		14,731
COMMERCIAL SERVICES & SUPPLIES—1.9%
24,601	ACV Auctions, Inc. Class A*	223
185,881	BrightView Holdings, Inc. *	2,290
7,549	Brink’s Co.	839
16,367	Casella Waste Systems, Inc. Class A*	1,450
15,844	CECO Environmental Corp. *	775
12,115	GFL Environmental, Inc.	529
96,994	Liquidity Services, Inc. *	2,322
6,523	MillerKnoll, Inc.	102
21,452	Montrose Environmental Group, Inc. *	555
25,710	Quad/Graphics, Inc.	142
14,087	Tetra Tech, Inc.	450
2,606	UniFirst Corp.	402
		10,079
COMMUNICATIONS EQUIPMENT—0.8%
12,609	Calix, Inc. *	863
13,533	F5, Inc. *	3,424
		4,287
CONSTRUCTION & ENGINEERING—3.9%
76,620	Ameresco, Inc. Class A*	3,028
57,033	Arcosa, Inc.	5,817
4,718	Comfort Systems USA, Inc.	4,556
39,802	Fluor Corp. *	1,941
15,914	Legence Corp. Class A*	658
13,330	Primoris Services Corp.	1,886
3,707	Sterling Infrastructure, Inc. *	1,401
1,770	Valmont Industries, Inc.	732
37,877	WillScot Holdings Corp.	824
		20,843

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—2.0%
1,533	Dave, Inc. *	$367
25,464	Enova International, Inc. *	3,045
9,394	FirstCash Holdings, Inc.	1,489
55,604	LendingTree, Inc. *	3,559
87,248	SLM Corp.	2,342
		10,802
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.2%
1,001	Casey’s General Stores, Inc.	514
30,546	PriceSmart, Inc.	3,511
29,756	Sprouts Farmers Market, Inc. *	2,349
		6,374
CONTAINERS & PACKAGING—0.5%
2,950	AptarGroup, Inc.	342
155,155	Graphic Packaging Holding Co.	2,481
		2,823
DISTRIBUTORS—0.1%
1,534	Pool Corp.	410
DIVERSIFIED CONSUMER SERVICES—2.5%
25,278	Frontdoor, Inc. *	1,679
5,268	Grand Canyon Education, Inc. *	992
210,202	Laureate Education, Inc. *	6,102
49,231	OneSpaWorld Holdings Ltd. (Bahamas)	1,146
105,576	Universal Technical Institute, Inc. *	3,138
		13,057
ELECTRIC UTILITIES—0.3%
32,533	OGE Energy Corp.	1,436
ELECTRICAL EQUIPMENT—2.4%
60,772	Array Technologies, Inc. *	526
9,303	Bloom Energy Corp. Class A*	1,230
37,066	Enovix Corp. *	444
7,103	Generac Holdings, Inc. *	1,193
52,620	NEXTracker, Inc. Class A*	5,326
5,805	nVent Electric PLC	664
2,700	Powell Industries, Inc.	1,035
9,183	Regal Rexnord Corp.	1,294
7,494	Sensata Technologies Holding PLC	239
59,322	Shoals Technologies Group, Inc. Class A*	624
		12,575
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
40,878	Arlo Technologies, Inc. *	790
1,602	Arrow Electronics, Inc. *	179
51,695	Avnet, Inc.	2,505
12,264	Cognex Corp.	508
3,665	Fabrinet (Thailand)*	1,615
65,697	LightPath Technologies, Inc. Class A*	570
2,731	Littelfuse, Inc.	664
2,631	TTM Technologies, Inc. *	177
33,605	Unusual Machines, Inc. (Puerto Rico)*	503
		7,511
ENERGY EQUIPMENT & SERVICES—1.7%
30,438	Expro Group Holdings NV *	413
207,170	NOV, Inc.	3,025
253,887	Select Water Solutions, Inc.	2,935
50,356	Tidewater, Inc. *	2,547
3,267	Weatherford International PLC	241
		9,161
ENTERTAINMENT—1.9%
57,503	Atlanta Braves Holdings, Inc. Class C*	2,341

COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—Continued
38,312	IMAX Corp. *	$1,245
391,793	Lionsgate Studios Corp. *	2,519
16,118	Madison Square Garden Sports Corp. *	3,456
20,431	Starz Entertainment Corp. *	215
		9,776
FINANCIAL SERVICES—1.0%
30,202	Euronet Worldwide, Inc. *	2,291
3,263	Jack Henry & Associates, Inc.	486
19,503	Shift4 Payments, Inc. Class A*	1,348
9,324	WEX, Inc. *	1,360
		5,485
FOOD PRODUCTS—1.2%
8,349	Ingredion, Inc.	963
81,076	Simply Good Foods Co. *	1,587
579,065	SunOpta, Inc. (Canada)*	3,023
15,153	Vital Farms, Inc. *	498
		6,071
GAS UTILITIES—0.3%
11,505	Brookfield Infrastructure Corp. Class A (Canada)	521
4,369	Chesapeake Utilities Corp.	556
27,161	MDU Resources Group, Inc.	521
		1,598
GROUND TRANSPORTATION—1.4%
16,592	Landstar System, Inc.	2,131
3,835	Saia, Inc. *	1,122
87,794	U-Haul Holding Co.	4,257
		7,510
HEALTH CARE EQUIPMENT & SUPPLIES—3.0%
9,161	iRhythm Technologies, Inc. *	1,716
30,865	Lantheus Holdings, Inc. *	1,781
6,372	LeMaitre Vascular, Inc.	552
28,076	LivaNova PLC *	1,478
10,203	Masimo Corp. *	1,435
180,186	Neogen Corp. *	1,112
106,490	OrthoPediatrics Corp. *	1,793
139,263	Owlet, Inc. *	1,295
17,608	PROCEPT BioRobotics Corp. *	599
150,571	SI-BONE, Inc. *	2,233
16,210	Solventum Corp. *	1,119
2,526	STERIS PLC	595
		15,708
HEALTH CARE PROVIDERS & SERVICES—4.3%
158,827	AdaptHealth Corp. *	1,428
24,511	Addus HomeCare Corp. *	2,865
19,627	Centene Corp. *	694
1,150	Chemed Corp.	496
11,829	Encompass Health Corp.	1,347
4,725	Ensign Group, Inc.	851
11,133	GeneDx Holdings Corp. *	1,524
10,142	Guardant Health, Inc. *	944
18,589	HealthEquity, Inc. *	1,758
26,972	Option Care Health, Inc. *	702
3,088	Quest Diagnostics, Inc.	543
121,638	RadNet, Inc. *	9,243
6,259	U.S. Physical Therapy, Inc.	540
		22,935
HEALTH CARE REITS—0.7%
16,494	CareTrust REIT, Inc.	572

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE REITS—Continued
133,042	Sila Realty Trust, Inc.	$3,153
		3,725
HEALTH CARE TECHNOLOGY—0.5%
77,541	HealthStream, Inc.	1,908
28,460	OptimizeRx Corp. *	583
		2,491
HOTEL & RESORT REITS—0.3%
20,588	Ryman Hospitality Properties, Inc.	1,789
HOTELS, RESTAURANTS & LEISURE—1.8%
4,917	Churchill Downs, Inc.	488
1,222	Domino’s Pizza, Inc.	487
234,746	Genius Sports Ltd. (United Kingdom)*	2,643
46,963	Lindblad Expeditions Holdings, Inc. *	566
23,392	Marriott Vacations Worldwide Corp.	1,543
24,575	Norwegian Cruise Line Holdings Ltd. *	551
136,753	Penn Entertainment, Inc. *	2,251
10,521	Travel & Leisure Co.	661
2,424	Wingstop, Inc.	525
		9,715
HOUSEHOLD DURABLES—2.1%
6,676	Cavco Industries, Inc. *	3,537
60,848	Green Brick Partners, Inc. *	3,939
20,616	SharkNinja, Inc. *	1,763
4,829	TopBuild Corp. *	2,040
		11,279
INDUSTRIAL REITS—0.1%
9,105	Terreno Realty Corp.	520
INSURANCE—3.2%
26,881	Assured Guaranty Ltd.	2,166
38,785	First American Financial Corp.	2,424
23,688	Global Indemnity Group LLC Class A	693
11,401	Horace Mann Educators Corp.	510
945	Kinsale Capital Group, Inc.	377
12,760	Palomar Holdings, Inc. *	1,455
5,967	Primerica, Inc.	1,551
236,624	SiriusPoint Ltd. (Sweden)*	4,306
45,685	Skyward Specialty Insurance Group, Inc. *	2,083
830	White Mountains Insurance Group Ltd.	1,581
		17,146
IT SERVICES—0.6%
40,656	ASGN, Inc. *	1,820
74,008	Hackett Group, Inc.	1,340
		3,160
LEISURE PRODUCTS—1.0%
7,520	Brunswick Corp.	497
254,963	Topgolf Callaway Brands Corp. *	2,399
62,666	YETI Holdings, Inc. *	2,130
		5,026
LIFE SCIENCES TOOLS & SERVICES—0.2%
2,912	Bio-Rad Laboratories, Inc. Class A*	931
MACHINERY—3.3%
13,543	Alamo Group, Inc.	2,421
3,961	Atmus Filtration Technologies, Inc.	180
103,195	Douglas Dynamics, Inc.	3,120
6,880	Greenbrier Cos., Inc.	287
549,975	Hillman Solutions Corp. *	5,071
10,941	ITT, Inc.	2,025

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
12,984	Miller Industries, Inc.	$521
2,346	Nordson Corp.	544
2,744	SPX Technologies, Inc. *	614
2,213	Standex International Corp.	516
10,031	Stanley Black & Decker, Inc.	679
21,347	Timken Co.	1,676
		17,654
MARINE TRANSPORTATION—0.9%
142,107	Global Ship Lease, Inc. Class A (United Kingdom)	4,481
MEDIA—1.9%
238,572	Magnite, Inc. *	4,266
122,918	National CineMedia, Inc.	543
8,784	New York Times Co. Class A	501
3,083	Nexstar Media Group, Inc.	603
134,621	Nexxen International Ltd. (Israel)*	1,107
45,892	NIQ Global Intelligence PLC *	569
563,147	Stagwell, Inc. *	2,675
		10,264
METALS & MINING—0.2%
1,943	Reliance, Inc.	549
2,724	Royal Gold, Inc.	476
		1,025
MULTI-UTILITIES—0.2%
19,155	Avista Corp.	729
5,881	Black Hills Corp.	373
		1,102
OIL, GAS & CONSUMABLE FUELS—3.1%
51,086	APA Corp.	1,157
142,572	Baytex Energy Corp. (Canada)	345
88,412	Berry Corp.	298
4,343	California Resources Corp.	205
12,638	Crescent Energy Co. Class A	107
5,037	DT Midstream, Inc.	551
208,462	Kosmos Energy Ltd. (Ghana)*	327
13,626	Matador Resources Co.	538
52,170	Murphy Oil Corp.	1,476
21,180	NextDecade Corp. *	126
35,100	Northern Oil & Gas, Inc.	777
9,139	Ovintiv, Inc.	343
122,269	Par Pacific Holdings, Inc. *	4,888
191,130	Secure Waste Infrastructure Corp. (Canada)	2,372
133,715	Vitesse Energy, Inc.	2,908
		16,418
PERSONAL CARE PRODUCTS—0.9%
40,523	BellRing Brands, Inc. *	1,221
19,321	elf Beauty, Inc. *	2,360
12,775	Herbalife Ltd. *	102
19,794	Oddity Tech Ltd. Class A (Israel)*	896
		4,579
PHARMACEUTICALS—0.7%
123,087	Elanco Animal Health, Inc. *	2,726
23,382	LENZ Therapeutics, Inc. *	695
12,186	Perrigo Co. PLC	253
		3,674
PROFESSIONAL SERVICES—2.9%
5,141	Booz Allen Hamilton Holding Corp.	448
9,689	Concentrix Corp.	391
71,053	Franklin Covey Co. *	1,206
49,356	Insperity, Inc.	2,178

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
3,843	KBR, Inc.	$165
383,398	Legalzoom.com, Inc. *	3,822
16,763	ManpowerGroup, Inc.	514
22,031	Maximus, Inc.	1,831
7,257	TransUnion	589
178,535	Verra Mobility Corp. *	4,144
		15,288
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
2,742	FirstService Corp. (Canada)	437
4,641	Jones Lang LaSalle, Inc. *	1,416
51,610	Marcus & Millichap, Inc.	1,508
11,885	RMR Group, Inc. Class A	184
84,806	Seritage Growth Properties Class A*	344
		3,889
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.0%
38,045	Axcelis Technologies, Inc. *	3,027
9,041	Credo Technology Group Holding Ltd. *	1,696
76,132	FormFactor, Inc. *	4,184
762,502	indie Semiconductor, Inc. Class A (China)*	4,102
13,077	Kulicke & Soffa Industries, Inc. (Singapore)	522
12,884	Lattice Semiconductor Corp. *	940
16,055	MKS, Inc.	2,307
4,909	Onto Innovation, Inc. *	663
11,570	Power Integrations, Inc.	485
8,482	Rambus, Inc. *	872
39,035	Semtech Corp. *	2,649
73,063	Silicon Motion Technology Corp. ADR (Taiwan)[1]	7,168
5,751	Tower Semiconductor Ltd. (Israel)*	490
82,354	Ultra Clean Holdings, Inc. *	2,257
3,461	Universal Display Corp.	510
		31,872
SOFTWARE—8.8%
232,710	A10 Networks, Inc.	4,152
23,119	ACI Worldwide, Inc. *	1,101
37,611	Alkami Technology, Inc. *	763
10,665	Bentley Systems, Inc. Class B	542
28,683	Blackbaud, Inc. *	1,837
40,000	Braze, Inc. Class A*	1,146
121,356	Cellebrite DI Ltd. (Israel)*	2,070
19,970	Clear Secure, Inc. Class A	608
14,009	Commvault Systems, Inc. *	1,950
6,547	Descartes Systems Group, Inc. (Canada)*	578
705,271	Digital Turbine, Inc. *	4,401
33,968	Dynatrace, Inc. *	1,718
124,652	I3 Verticals, Inc. Class A*	3,833
10,798	InterDigital, Inc.	3,908
229,767	NCR Voyix Corp. *	2,622
27,728	PAR Technology Corp. *	980
283,269	Porch Group, Inc. *	4,263

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
20,513	Procore Technologies, Inc. *	$1,514
55,502	Rapid7, Inc. *	1,027
91,129	Tenable Holdings, Inc. *	2,645
114,557	Viant Technology, Inc. Class A*	1,017
68,116	Weave Communications, Inc. *	505
33,616	Workiva, Inc. *	2,858
18,552	Zeta Global Holdings Corp. Class A*	334
		46,372
SPECIALTY RETAIL—1.3%
186,364	Arhaus, Inc. *	1,867
6,923	Boot Barn Holdings, Inc. *	1,313
2,722	Dick’s Sporting Goods, Inc.	603
6,413	Lithia Motors, Inc.	2,014
2,940	RH *	507
6,466	Sonic Automotive, Inc. Class A	411
16,232	Warby Parker, Inc. Class A*	318
		7,033
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
6,734	IonQ, Inc. *	420
TEXTILES, APPAREL & LUXURY GOODS—0.6%
36,269	Birkenstock Holding PLC (Germany)*	1,447
56,556	Steven Madden Ltd.	1,918
		3,365
TRADING COMPANIES & DISTRIBUTORS—3.1%
12,117	Air Lease Corp.	774
4,333	Applied Industrial Technologies, Inc.	1,114
40,153	BlueLinx Holdings, Inc. *	2,628
40,956	FTAI Aviation Ltd.	7,081
228,348	NPK International, Inc. *	2,809
20,829	Rush Enterprises, Inc. Class A	1,029
3,299	WESCO International, Inc.	856
		16,291
TOTAL COMMON STOCKS (Cost $424,039)		522,905

EXCHANGE-TRADED FUNDS—0.2%

(Cost $1,017)
CAPITAL MARKETS—0.2%
6,087	iShares Russell 2000 Value ETF	1,078
TOTAL INVESTMENTS—99.0% (Cost $425,056)		523,983
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		5,131
TOTAL NET ASSETS—100%		$529,114

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Jennison Associates LLC
Value and Cost in Thousands

COMMON STOCKS—99.2%
Shares		Value
AEROSPACE & DEFENSE—4.2%
258,177	Axon Enterprise, Inc. *	$189,045
2,613,613	Boeing Co. *	525,388
1,775,318	General Electric Co.	548,485
		1,262,918
AUTOMOBILES—3.7%
2,423,490	Tesla, Inc. *	1,106,469
BIOTECHNOLOGY—1.0%
736,874	Vertex Pharmaceuticals, Inc. *	313,591
BROADLINE RETAIL—8.0%
8,707,225	Amazon.com, Inc. *	2,126,479
103,142	MercadoLibre, Inc. (Brazil)*	240,038
		2,366,517
CAPITAL MARKETS—0.9%
224,943	Goldman Sachs Group, Inc.	177,563
662,146	KKR & Co., Inc.	78,352
		255,915
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.8%
545,302	Costco Wholesale Corp.	497,015
3,291,072	Walmart, Inc.	332,991
		830,006
ELECTRIC UTILITIES—1.6%
1,281,891	Constellation Energy Corp.	483,273
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
1,401,266	Amphenol Corp. Class A	195,252
ENTERTAINMENT—5.7%
869,553	Netflix, Inc. *	972,908
437,374	Spotify Technology SA *	286,620
3,819,261	Walt Disney Co.	430,125
		1,689,653
FINANCIAL SERVICES—4.1%
1,015,259	Mastercard, Inc. Class A	560,413
2,967,773	Toast, Inc. Class A*	107,255
1,633,703	Visa, Inc. Class A	556,668
		1,224,336
GROUND TRANSPORTATION—0.7%
2,104,049	Uber Technologies, Inc. *	203,041
HEALTH CARE EQUIPMENT & SUPPLIES—2.9%
1,327,905	Boston Scientific Corp. *	133,746
2,589,207	Dexcom, Inc. *	150,744
3,463,712	Edwards Lifesciences Corp. *	285,583
555,660	Intuitive Surgical, Inc. *	296,878
		866,951
HOTELS, RESTAURANTS & LEISURE—0.8%
883,574	Hilton Worldwide Holdings, Inc.	227,043
INTERACTIVE MEDIA & SERVICES—9.7%
2,955,196	Alphabet, Inc. Class A	830,972

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
3,130,783	Alphabet, Inc. Class C	$882,317
1,785,838	Meta Platforms, Inc. Class A	1,157,848
		2,871,137
IT SERVICES—3.1%
2,528,149	Shopify, Inc. Class A (Canada)*	439,544
1,791,912	Snowflake, Inc. *	492,561
		932,105
PHARMACEUTICALS—2.9%
1,014,446	Eli Lilly & Co.	875,325
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—22.0%
1,288,491	Advanced Micro Devices, Inc. *	330,009
5,446,168	Broadcom, Inc.	2,013,067
18,572,928	NVIDIA Corp.	3,760,832
1,409,745	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	423,529
		6,527,437
SOFTWARE—15.5%
469,264	AppLovin Corp. Class A*	299,076
1,765,843	Cadence Design Systems, Inc. *	598,073
981,222	Crowdstrike Holdings, Inc. Class A*	532,813
1,313,207	Datadog, Inc. Class A*	213,803
4,039,960	Microsoft Corp.	2,091,932
1,618,748	Oracle Corp.	425,100
491,452	ServiceNow, Inc. *	451,782
		4,612,579
SPECIALTY RETAIL—1.7%
2,686,797	Industria de Diseno Textil SA (Spain)[2]	148,366
2,613,581	O’Reilly Automotive, Inc. *	246,826
818,379	TJX Cos., Inc.	114,688
		509,880
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.1%
6,663,584	Apple, Inc.	1,801,633
TEXTILES, APPAREL & LUXURY GOODS—1.1%
578,876	adidas AG (Germany)	109,455
3,357,321	NIKE, Inc. Class B	216,850
		326,305
TOTAL COMMON STOCKS (Cost $9,709,864)		29,481,366

Short-Term Investments—0.2%

(Cost $53,389)
53,388,504	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 4.060%)[3]	$53,389
TOTAL INVESTMENTS—99.4% (Cost $9,763,253)		29,534,755
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		168,735
TOTAL NET ASSETS—100%		$29,703,490

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of October 31, 2025, the investments in adidas AG and Industria de Diseno Textil SA (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
All or a portion of this security was out on loan as of October 31, 2025.
3
Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: BlueCove Limited
Principal Amount, Value and Cost in Thousands

Convertible Bonds—83.4%
Principal Amount		Value
AEROSPACE & DEFENSE—1.8%
$100	Astronics Corp. 0.000%—01/15/2031[1,2]	$111
50	Rocket Lab USA, Inc. 4.250%—02/01/2029[1]	613
		724
AUTOMOBILES—1.7%
300	Lucid Group, Inc. 5.000%—04/01/2030[1]	243
	Rivian Automotive, Inc.
400	3.625%—10/15/2030	344
100	4.625%—03/15/2029	99
		443
		686
BIOTECHNOLOGY—6.7%
400	Alnylam Pharmaceuticals, Inc. 0.000%—09/15/2028[1,2]	401
100	ANI Pharmaceuticals, Inc. 2.250%—09/01/2029	140
	Bridgebio Pharma, Inc.
400	2.250%—02/01/2029	421
100	2.500%—03/15/2027	161
		582
100	Celcuity, Inc. 2.750%—08/01/2031	180
200	Cytokinetics, Inc. 1.750%—10/01/2031[1]	248
100	Dynavax Technologies Corp. 2.000%—03/15/2030[1]	94
300	Guardant Health, Inc. 0.000%—11/15/2027[2]	323
300	Halozyme Therapeutics, Inc. 0.250%—03/01/2027	333
200	Ionis Pharmaceuticals, Inc. 1.750%—06/15/2028	305
100	Ligand Pharmaceuticals, Inc. 0.750%—10/01/2030[1]	118
		2,724
CAPITAL MARKETS—1.8%
200	Cipher Mining, Inc. 0.000%—10/01/2031[1,2]	283
100	Hercules Capital, Inc. 4.750%—09/01/2028[1]	99
	Terawulf, Inc.
100	1.000%—09/01/2031[1]	149
100	2.750%—02/01/2030[1]	205
		354
		736
COMMERCIAL SERVICES & SUPPLIES—0.7%
300	Block, Inc. 0.250%—11/01/2027	276

Convertible Bonds—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—2.0%
	Lumentum Holdings, Inc.
$400	0.375%—03/15/2032[1]	$531
100	1.500%—12/15/2029	296
		827
CONSTRUCTION & ENGINEERING—0.6%
100	Granite Construction, Inc. 3.750%—05/15/2028	227
DIVERSIFIED FINANCIAL SERVICES—3.6%
400	Coinbase Global, Inc. 0.250%—04/01/2030	511
100	Encore Capital Group, Inc. 4.000%—03/15/2029	99
250	Galaxy Digital Holdings LP 2.500%—12/01/2029[1]	436
100	Upstart Holdings, Inc. 0.000%—02/15/2032[1,2]	86
300	WisdomTree, Inc. 4.625%—08/15/2030[1]	308
		1,440
DIVERSIFIED REITS—1.4%
300	Welltower OP LLC 2.750%—05/15/2028[1]	572
DIVERSIFIED TELECOMMUNICATION SERVICES—2.2%
100	A10 Networks, Inc. 2.750%—04/01/2030[1]	105
100	Applied Digital Corp. 2.750%—06/01/2030[1]	367
300	AST SpaceMobile, Inc. 2.375%—10/15/2032[1]	424
		896
ELECTRIC UTILITIES—4.1%
100	Alliant Energy Corp. 3.250%—05/30/2028[1]	104
300	CenterPoint Energy, Inc. 4.250%—08/15/2026	331
200	Evergy, Inc. 4.500%—12/15/2027	255
100	FirstEnergy Corp. 4.000%—05/01/2026	104
200	PPL Capital Funding, Inc. 2.875%—03/15/2028	227
	Southern Co.
400	3.250%—06/15/2028[1]	408
200	4.500%—06/15/2027	222
		630
		1,651
ELECTRICAL EQUIPMENT—0.3%
100	Array Technologies, Inc. 2.875%—07/01/2031[1]	135
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
100	Advanced Energy Industries, Inc. 2.500%—09/15/2028	160

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
$100	Mirion Technologies, Inc. 0.250%—06/01/2030[1]	$144
300	Vishay Intertechnology, Inc. 2.250%—09/15/2030	280
		584
ENERGY EQUIPMENT & SERVICES—0.8%
100	Eos Energy Enterprises, Inc. 6.750%—06/15/2030[1]	334
ENTERTAINMENT—1.3%
400	DraftKings Holdings, Inc. 0.000%—03/15/2028[2]	357
100	Live Nation Entertainment, Inc. 3.125%—01/15/2029	151
		508
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.1%
200	Blackstone Mortgage Trust, Inc. 5.500%—03/15/2027	198
100	Kite Realty Group LP 0.750%—04/01/2027[1]	103
200	Pebblebrook Hotel Trust 1.625%—01/15/2030[1]	189
100	PennyMac Corp. 8.500%—06/01/2029	104
100	Starwood Property Trust, Inc. 6.750%—07/15/2027	103
100	Ventas Realty LP 3.750%—06/01/2026	136
		833
FINANCIAL SERVICES—1.7%
100	Bread Financial Holdings, Inc. 4.250%—06/15/2028	182
100	EZCORP, Inc. 3.750%—12/15/2029[1]	177
100	SoFi Technologies, Inc. 1.250%—03/15/2029[1]	318
		677
GROUND TRANSPORTATION—1.6%
	Uber Technologies, Inc.
200	0.000%—05/15/2028[1,2]	211
300	0.875%—12/01/2028	438
		649
HEALTH CARE PROVIDERS & SERVICES—5.1%
300	Alphatec Holdings, Inc. 0.750%—03/15/2030[1]	430
100	Enovis Corp. 3.875%—10/15/2028	100
300	Envista Holdings Corp. 1.750%—08/15/2028	285
400	Exact Sciences Corp. 1.750%—04/15/2031[1]	405
200	iRhythm Technologies, Inc. 1.500%—09/01/2029	291
100	LeMaitre Vascular, Inc. 2.500%—02/01/2030[1]	103
300	LivaNova PLC 2.500%—03/15/2029	326

Convertible Bonds—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
$100	Oscar Health, Inc. 2.250%—09/01/2030[1]	$108
		2,048
HOTELS, RESTAURANTS & LEISURE—0.2%
100	Shake Shack, Inc. 0.000%—03/01/2028[2]	95
INTERACTIVE MEDIA & SERVICES—1.0%
25	Opendoor Technologies, Inc. 7.000%—05/15/2030[1]	127
200	Snap, Inc. 0.125%—03/01/2028	179
100	Upwork, Inc. 0.250%—08/15/2026	97
		403
INTERNET & CATALOG RETAIL—5.0%
400	DoorDash, Inc. 0.000%—05/15/2030[1,2]	443
	Etsy, Inc.
400	0.125%—10/01/2026	409
400	0.125%—09/01/2027	371
		780
100	Groupon, Inc. 6.250%—03/15/2027[1]	109
100	Lyft, Inc. 0.625%—03/01/2029	124
400	Match Group Financeco 3, Inc. 2.000%—01/15/2030[1]	363
200	Okta, Inc. 0.375%—06/15/2026	195
		2,014
IT SERVICES—7.0%
200	Akamai Technologies, Inc. 1.125%—02/15/2029	189
300	Rubrik, Inc. 0.000%—06/15/2030[1,2]	291
200	Seagate HDD Cayman 3.500%—06/01/2028	627
	Snowflake, Inc.
300	0.000%—10/01/2027[2]	539
100	0.000%—10/01/2029[2]	185
		724
	Super Micro Computer, Inc.
200	0.000%—06/15/2030[1,2]	236
500	3.500%—03/01/2029	534
		770
200	Zscaler, Inc. 0.000%—07/15/2028[1,2]	207
		2,808
LEISURE PRODUCTS—0.7%
	NCL Corp. Ltd.
200	0.750%—09/15/2030[1]	193
100	1.125%—02/15/2027	100
		293

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
MACHINERY—3.0%
$100	Axon Enterprise, Inc. 0.500%—12/15/2027	$320
100	Bloom Energy Corp. 3.000%—06/01/2028	707
	JBT Marel Corp.
100	0.250%—05/15/2026	100
100	0.375%—09/15/2030[1]	94
		194
		1,221
MEDIA—0.4%
100	Liberty Media Corp. 2.375%—09/30/2053[1]	150
METALS & MINING—0.8%
100	MP Materials Corp. 3.000%—03/01/2030[1]	303
MULTI-UTILITIES—0.8%
	WEC Energy Group, Inc.
100	3.375%—06/01/2028[1]	103
200	4.375%—06/01/2027	236
		339
OIL, GAS & CONSUMABLE FUELS—2.4%
300	Centrus Energy Corp. 0.000%—08/15/2032[1,2]	534
100	Northern Oil & Gas, Inc. 3.625%—04/15/2029[1]	98
100	Solaris Energy Infrastructure, Inc. 4.750%—05/01/2030	224
100	UGI Corp. 5.000%—06/01/2028	128
		984
PHARMACEUTICALS—1.8%
100	Dexcom, Inc. 0.375%—05/15/2028	91
200	Herbalife Ltd. 4.250%—06/15/2028	190
100	Mirum Pharmaceuticals, Inc. 4.000%—05/01/2029	239
200	Pacira BioSciences, Inc. 2.125%—05/15/2029	192
		712
PROFESSIONAL SERVICES—0.7%
200	Planet Labs PBC 0.500%—10/15/2030[1]	280
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
100	MACOM Technology Solutions Holdings, Inc. 0.000%—12/15/2029[1,2]	111
200	MKS, Inc. 1.250%—06/01/2030	240
100	Semtech Corp. 0.000%—10/15/2030[1,2]	102
		453
SOFTWARE—11.2%
100	Bandwidth, Inc. 0.500%—04/01/2028	85

Convertible Bonds—Continued
Principal Amount		Value
SOFTWARE—Continued
$100	Bentley Systems, Inc. 0.375%—07/01/2027	$95
100	Cerence, Inc. 1.500%—07/01/2028	85
400	Cloudflare, Inc. 0.000%—08/15/2026[2]	558
100	Confluent, Inc. 0.000%—01/15/2027[2]	96
100	CyberArk Software Ltd. 0.000%—06/15/2030[1,2]	117
100	Dayforce, Inc. 0.250%—03/15/2026	98
200	DigitalOcean Holdings, Inc. 0.000%—12/01/2026[2]	190
100	Evolent Health, Inc. 3.500%—12/01/2029	79
100	Five9, Inc. 1.000%—03/15/2029	90
300	Guidewire Software, Inc. 1.250%—11/01/2029[1]	354
200	Life360, Inc. 0.000%—06/01/2030[1,2]	280
300	MARA Holdings, Inc. 0.000%—03/01/2030[1,2]	310
100	PagerDuty, Inc. 1.500%—10/15/2028	97
300	Porch Group, Inc. 6.750%—10/01/2028[1]	311
	Strategy, Inc.
300	0.000%—12/01/2029[1,2]	262
100	0.625%—03/15/2030	192
200	0.875%—03/15/2031	275
100	2.250%—06/15/2032	156
		885
	Unity Software, Inc.
100	0.000%—11/15/2026[2]	96
300	0.000%—03/15/2030[1,2]	391
		487
300	Workiva, Inc. 1.250%—08/15/2028	298
		4,515
SPECIALTY RETAIL—2.0%
400	GameStop Corp. 0.000%—04/01/2030[1,2]	412
	Wayfair, Inc.
100	3.250%—09/15/2027	172
100	3.500%—11/15/2028	235
		407
		819
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
200	Western Digital Corp. 3.000%—11/15/2028	801
WATER UTILITIES—1.0%
400	American Water Capital Corp. 3.625%—06/15/2026	399

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—1.4%
$100	BlackSky Technology, Inc. 8.250%—08/01/2033[1]	$114
100	InterDigital, Inc. 3.500%—06/01/2027	469
		583
Total Convertible Bonds (Cost $28,461)		33,699

Convertible Preferred Stocks—12.6%
Shares
AEROSPACE & DEFENSE—2.3%
14,211	Boeing Co.—6.000%	920
BANKS—3.0%
408	Bank of America Corp.—7.250%	515
550	Wells Fargo & Co.—7.500%	680
		1,195
CAPITAL MARKETS—0.7%
5,861	KKR & Co., Inc.—6.250%	287
CHEMICALS—0.3%
2,580	Albemarle Corp.—7.250%	114
ELECTRIC UTILITIES—1.9%
774	NextEra Energy, Inc.—7.234%	38
11,035	NextEra Energy, Inc.—7.299%	579
4,180	PG&E Corp.—6.000%	172
		789

Convertible Preferred Stocks—Continued
Shares		Value
FINANCIAL SERVICES—1.9%
6,403	AMG Capital Trust II—5.150%	$403
3,483	Apollo Global Management, Inc.—6.750%	228
1,591	Shift4 Payments, Inc.—6.000%	136
		767
HEALTH CARE PROVIDERS & SERVICES—0.4%
1,498	BrightSpring Health Services, Inc.—6.750%	165
OIL, GAS & CONSUMABLE FUELS—0.9%
7,200	El Paso Energy Capital Trust I—4.750%	355
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
2,453	Microchip Technology, Inc.—7.500%	142
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
4,022	Hewlett Packard Enterprise Co.—7.625%	272
TRADING COMPANIES & DISTRIBUTORS—0.2%
1,265	QXO, Inc.—5.500%	65
Total Convertible Preferred Stocks (Cost $4,976)		5,071
TOTAL INVESTMENTS—96.0% (Cost $33,437)		38,770
CASH AND OTHER ASSETS, LESS LIABILITIES—4.0%		1,629
TOTAL NET ASSETS—100.0%		$40,399

FAIR VALUE MEASUREMENTS
As of October 31, 2025, the investments in Convertible Preferred Stocks (as disclosed in the preceding Portfolio of Investments) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $14,857 or 37% of net assets.
2
Zero coupon bond
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Income Research + Management
Principal Amount, Value, and Cost in Thousands

Asset-Backed Securities—12.7%
Principal Amount		Value
$385	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	$376
	AMSR Trust
782	Series 2022-SFR3 Cl. A 4.000%—10/17/2039[1]	776
7,154	Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1,2]	7,109
		7,885
1,120	Apidos CLO XLVII Ltd. Series 2024-47A Cl. A1 5.358% (3 Month USD Term SOFR + 1.500%) 04/26/2037[1,3]	1,124
4,782	Apidos CLO XXXIX Ltd. Series 2022-39A Cl. A1R 5.400% (3 Month USD Term SOFR + 1.230%) 10/21/2038[1,3]	4,790
	Avis Budget Rental Car Funding AESOP LLC
2,500	Series 2024-3A Cl. A 5.230%—12/20/2030[1]	2,579
1,513	Series 2024-1A Cl. A 5.360%—06/20/2030[1]	1,562
		4,141
	CIFC Funding Ltd.
5,816	Series 2014-4RA Cl. A1A2 4.872% (3 Month USD Term SOFR + 0.990%) 01/17/2035[1,3]	5,819
1,630	Series 2022-1A Cl. A 5.202% (3 Month USD Term SOFR + 1.320%) 04/17/2035[1,3]	1,631
1,548	Series 2024-3A Cl. A1 5.350% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,3]	1,555
497	Series 2023-3A Cl. A 5.484% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,3]	499
		9,504
1,129	Citizens Auto Receivables Trust Series 2024-1 Cl. A3 5.110%—04/17/2028[1]	1,134
4,344	Compass Datacenters Issuer III LLC Series 2025-3A Cl. A2 5.286%—07/25/2050[1]	4,395
	DB Master Finance LLC
2,281	Series 2021-1A Cl. A2I 2.045%—11/20/2051[1]	2,223
1,850	Series 2017-1A Cl. A2II 4.030%—11/20/2047[1]	1,833
6,618	Series 2019-1A Cl. A23 4.352%—05/20/2049[1]	6,554
		10,610
5,091	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	4,842
2,976	Elmwood CLO 30 Ltd. Series 2024-6A Cl. A 5.312% (3 Month USD Term SOFR + 1.430%) 07/17/2037[1,3]	2,988

Asset-Backed Securities—Continued
Principal Amount		Value
$3,172	Elmwood CLO 31 Ltd. Series 2024-7A Cl. A1 5.232% (3 Month USD Term SOFR + 1.350%) 07/17/2037[1,3]	$3,181
4,199	Elmwood CLO 39 Ltd. Series 2025-2A Cl. A1 5.022% (3 Month USD Term SOFR + 1.140%) 04/17/2038[1,3]	4,197
923	Enterprise Fleet Financing LLC Series 2024-1 Cl. A2 5.230%—03/20/2030[1]	930
	FirstKey Homes Trust
298	Series 2020-SFR2 Cl. A 1.266%—10/19/2037[1]	297
334	Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	327
		624
1,000	Ford Credit Auto Owner Trust Series 2023-2 Cl. A 5.280%—02/15/2036[1]	1,032
1,562	GM Financial Automobile Leasing Trust Series 2024-1 Cl. A3 5.090%—03/22/2027	1,566
	GM Financial Consumer Automobile Receivables Trust
288	Series 2022-3 Cl. A4 3.710%—12/16/2027	287
1,134	Series 2024-1 Cl. A3 4.850%—12/18/2028	1,140
		1,427
	GMF Floorplan Owner Revolving Trust
3,710	Series 2024-2A Cl. A 5.060%—03/15/2031[1]	3,830
2,081	Series 2023-2 Cl. A 5.340%—06/15/2030[1]	2,150
		5,980
5,324	Golub Capital Partners CLO 62B Ltd. Series 2022-62A Cl. AR 5.275% (3 Month USD Term SOFR + 1.370%) 10/15/2037[1,3]	5,329
	Home Partners of America Trust
219	Series 2020-2 Cl. A 1.532%—01/17/2041[1]	200
145	Series 2022-1 Cl. A 3.930%—04/17/2039[1]	144
		344
2,000	Kubota Credit Owner Trust Series 2024-1A Cl. A3 5.190%—07/17/2028[1]	2,025
362	Mercedes-Benz Auto Receivables Trust Series 2022-1 Cl. A4 5.250%—02/15/2029	366
	Navient Private Education Refi Loan Trust
72	Series 2021-A Cl. A 0.840%—05/15/2069[1]	66
167	Series 2021-BA Cl. A 0.940%—07/15/2069[1]	153
		219

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
	NextGear Floorplan Master Owner Trust
$3,147	Series 2024-1A Cl. A2 5.120%—03/15/2029[1]	$3,189
1,087	Series 2023-1A Cl. A2 5.740%—03/15/2028[1]	1,093
		4,282
	Palmer Square CLO Ltd.
7,611	Series 2021-4A Cl. A1R 5.225% (3 Month USD Term SOFR + 1.320%) 07/15/2038[1,3]	7,630
3,427	Series 2022-4A Cl. A1R 5.234% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,3]	3,437
1,105	Series 2024-1A Cl. A 5.405% (3 Month USD Term SOFR + 1.500%) 04/15/2037[1,3]	1,109
360	Series 2020-3A Cl. A1R2 5.861% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,3]	361
		12,537
3	Palmer Square Loan Funding Ltd. Series 2022-2A Cl. A1 5.175% (3 Month USD Term SOFR + 1.270%) 10/15/2030[1,3]	3
	PFS Financing Corp.
2,129	Series 2024-B Cl. A 4.950%—02/15/2029[1]	2,149
2,833	Series 2024-D Cl. A 5.340%—04/15/2029[1]	2,880
522	Series 2023-A Cl. A 5.800%—03/15/2028[1]	525
		5,554
2,041	Planet Fitness Master Issuer LLC Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	2,072
	Progress Residential Trust
1,079	Series 2022-SFR2 Cl. A 2.950%—04/17/2027[1]	1,056
6,654	Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	6,350
2,803	Series 2024-SFR4 Cl. A 3.100%—07/17/2041[1]	2,675
		10,081
	SBA Small Business Investment Cos.
4,200	Series 2025-10A Cl. 1 4.963%—03/10/2035	4,264
3,964	Series 2024-10A Cl. 1 5.035%—03/10/2034	4,039
1,347	Series 2023-10A Cl. 1 5.168%—03/10/2033	1,375
5,773	Series 2023-10B Cl. 1 5.688%—09/10/2033	5,967
		15,645
4,518	SBNA Auto Lease Trust Series 2024-B Cl. A3 5.560%—11/22/2027[1]	4,546
1,080	SFS Auto Receivables Securitization Trust Series 2024-1A Cl. A3 4.950%—05/21/2029[1]	1,086

Asset-Backed Securities—Continued
Principal Amount		Value
$162	Store Master Funding I-VII & XIV Series 2019-1 Cl. A1 2.820%—11/20/2049[1]	$159
6,708	STORE Master Funding LLC Series 2025-1A Cl. A2 4.980%—10/20/2055[1]	6,754
	Subway Funding LLC
3,960	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	4,012
2,081	Series 2024-1A Cl. A2II 6.268%—07/30/2054[1]	2,130
		6,142
	Taco Bell Funding LLC
2,554	Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	2,469
614	Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	570
		3,039
	Tricon Residential Trust
3,052	Series 2024-SFR3 Cl. A 4.500%—08/17/2041[1]	3,038
5,187	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	5,207
5,743	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	5,765
		14,010
	U.S. Small Business Administration
42	Series 2012-20C Cl. 1 2.510%—03/01/2032	40
76	Series 2017-20H Cl. 1 2.750%—08/01/2037	71
133	Series 2014-20K Cl. 1 2.800%—11/01/2034	127
122	Series 2015-20H Cl. 1 2.820%—08/01/2035	115
144	Series 2018-20B Cl. 1 3.220%—02/01/2038	136
258	Series 2023-25B Cl. 1 4.610%—02/01/2048	257
977	Series 2023-25A Cl. 1 4.910%—01/01/2048	992
2,920	Series 2024-25C Cl. 1 4.970%—03/01/2049	2,966
6,127	Series 2024-25K Cl. 1 5.010%—11/01/2049	6,193
1,173	Series 2024-25A Cl. 1 5.050%—01/01/2049	1,195
3,704	Series 2024-25B Cl. 1 5.070%—02/01/2049	3,781
985	Series 2022-25K Cl. 1 5.130%—11/01/2047	1,007
2,325	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,378
1,762	Series 2023-25L Cl. 1 5.280%—12/01/2048	1,822
4,153	Series 2024-25D Cl. 1 5.380%—04/01/2049	4,298
475	Series 2023-25I Cl. 1 5.410%—09/01/2048	491
1,099	Series 2023-25K Cl. 1 5.710%—11/01/2048	1,154
		27,023

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
	Wendy’s Funding LLC
$195	Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	$182
957	Series 2021-1A Cl. A2II 2.775%—06/15/2051[1]	859
429	Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	426
3,180	Series 2019-1A Cl. A2II 4.080%—06/15/2049[1]	3,111
		4,578
Total Asset-Backed Securities (Cost $193,688)		196,520

Collateralized Mortgage Obligations—7.8%

4,092	ARES Trust Series 2025-IND3 Cl. A 5.532% (1 Month USD Term SOFR + 1.500%) 04/15/2042[1,3]	4,098
	Bank
7,490	Series 2021-BN35 Cl. A4 2.031%—06/15/2064	6,639
709	Series 2017-BNK6 Cl. A5 3.518%—07/15/2060	699
		7,338
	Bank5
6,513	Series 2023-5YR1 Cl. A3 6.260%—04/15/2056[3]	6,760
5,562	Series 2023-5YR3 Cl. A3 6.724%—09/15/2056[3]	5,888
		12,648
	BBCMS Mortgage Trust
4,623	Series 2024-C26 Cl. A5 5.829%—05/15/2057	4,977
3,466	Series 2024-5C25 Cl. A3 5.946%—03/15/2057	3,629
6,382	Series 2024-5C27 Cl. A3 6.014%—07/15/2057	6,714
		15,320
	Benchmark Mortgage Trust
387	Series 2021-B26 Cl. A3 2.391%—06/15/2054	364
2,440	Series 2024-V5 Cl. A3 5.805%—01/10/2057	2,540
700	Series 2023-V2 Cl. A3 5.812%—05/15/2055[3]	723
4,944	Series 2024-V6 Cl. A3 5.926%—03/15/2057	5,169
4,000	Series 2023-V4 Cl. A3 6.841%—11/15/2056[3]	4,245
		13,041
549	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	594
	BX Commercial Mortgage Trust
1,359	Series 2021-VOLT Cl. A 4.847% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,3]	1,359

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$2,274	Series 2024-XL5 Cl. A 5.424% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,3]	$2,278
203	Series 2023-XL3 Cl. A 5.794% (1 Month USD Term SOFR + 1.761%) 12/09/2040[1,3]	204
		3,841
	BX Trust
4,125	Series 2025-VLT6 Cl. A 5.475% (1 Month USD Term SOFR + 1.443%) 03/15/2042[1,3]	4,130
2,699	Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	2,720
		6,850
6,312	Chase Home Lending Mortgage Trust Series 2024-9 Cl. A4 5.500%—09/25/2055[1,3]	6,330
1,567	Citigroup Commercial Mortgage Trust Series 2016-C2 Cl. A3 2.575%—08/10/2049	1,551
3,269	Citigroup Mortgage Loan Trust, Inc. Series 2025-1 Cl. A8 5.500%—01/25/2055[1,3]	3,290
	COMM Mortgage Trust
379	Series 2016-COR1 Cl. A3 2.826%—10/10/2049	375
1,193	Series 2016-CR28 Cl. A4 3.762%—02/10/2049	1,190
		1,565
130	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2019-2 Cl. MA 3.500%—08/26/2058	126
3,160	FIVE Mortgage Trust Series 2023-V1 Cl. A3 5.668%—02/10/2056[3]	3,239
550	GS Mortgage Securities Trust Series 2016-GS3 Cl. A4 2.850%—10/10/2049	542
88	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Cl. A2 3.000%—01/25/2051[1,3]	76
	GS Mortgage-Backed Securities Trust
7,403	Series 2025-PJ9 Cl. A6 5.000%—03/25/2056[1,3]	7,410
4,384	Series 2025-PJ7 Cl. A5 5.500%—12/25/2055[1,3]	4,407
		11,817
	JP Morgan Mortgage Trust
3,230	Series 2025-2 Cl. A4A 5.500%—07/25/2055[1,3]	3,251
3,732	Series 2025-4 Cl. A4A 5.500%—11/25/2055[1,3]	3,762
1,269	Series 2024-4 Cl. A4A 6.000%—10/25/2054[1,3]	1,281
1,653	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,3]	1,672
		9,966

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	Morgan Stanley Bank of America Merrill Lynch Trust
$1,302	Series 2016-C29 Cl. A3 3.058%—05/15/2049	$1,297
332	Series 2015-C22 Cl. A4 3.306%—04/15/2048	328
		1,625
	Morgan Stanley Capital I Trust
2,564	Series 2016-UB11 Cl. A4 2.782%—08/15/2049	2,530
3,144	Series 2016-UBS9 Cl. A4 3.594%—03/15/2049	3,133
		5,663
37	PSMC Trust Series 2020-2 Cl. A2 3.000%—05/25/2050[1,3]	33
	Sequoia Mortgage Trust
3,252	Series 2025-6 Cl. A11 5.500%—07/25/2055[1,3]	3,260
1,566	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,3]	1,583
		4,843
332	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	325
343	UBS Commercial Mortgage Trust Series 2018-C13 Cl. ASB 4.241%—10/15/2051	343
	Wells Fargo Commercial Mortgage Trust
2,167	Series 2021-C60 Cl. A4 2.342%—08/15/2054	1,936
4,092	Series 2018-C45 Cl. A4 4.184%—06/15/2051	4,073
		6,009
Total Collateralized Mortgage Obligations (Cost $119,669)		121,073

Corporate Bonds & Notes—31.4%

AEROSPACE & DEFENSE—0.6%
5,475	BAE Systems PLC 3.400%—04/15/2030[1]	5,287
2,100	L3Harris Technologies, Inc. 5.500%—08/15/2054	2,098
235	Lockheed Martin Corp. 4.700%—05/15/2046	217
1,558	Northrop Grumman Corp. 5.250%—05/01/2050	1,507
		9,109
AUTOMOBILES—1.7%
635	BMW U.S. Capital LLC 3.450%—04/01/2027[1]	630
2,929	Cummins, Inc. 5.300%—05/09/2035	3,035
6,100	Daimler Truck Finance North America LLC 4.650%—10/12/2030[1]	6,122
	General Motors Financial Co., Inc.
1,157	2.400%—10/15/2028	1,099

Corporate Bonds & Notes—Continued
Principal Amount		Value
AUTOMOBILES—Continued
$971	4.300%—04/06/2029	$968
2,750	5.750%—02/08/2031	2,885
		4,952
	Hyundai Capital America
4,231	4.550%—09/26/2029[1]	4,242
1,203	5.300%—06/24/2029[1]	1,237
		5,479
	Volkswagen Group of America Finance LLC
2,795	4.600%—06/08/2029[1]	2,802
3,338	4.750%—11/13/2028[1]	3,365
		6,167
		26,385
BANKS—4.9%
	Bank of America Corp.
8,962	2.572%—10/20/2032[4]	8,062
2,322	3.311%—04/22/2042[4]	1,850
		9,912
3,940	Bank of America Corp. MTN 4.948%—07/22/2028[4]	3,994
	Barclays PLC
2,100	5.690%—03/12/2030[4]	2,181
2,335	6.490%—09/13/2029[4]	2,467
		4,648
6,563	BNP Paribas SA 4.400%—08/14/2028[1]	6,574
	Citigroup, Inc.
2,359	3.520%—10/27/2028[4]	2,330
3,329	4.412%—03/31/2031[4]	3,325
3,874	4.542%—09/19/2030[4]	3,900
		9,555
8,509	HSBC Holdings PLC 5.130%—03/03/2031[4]	8,709
	ING Groep NV
2,460	5.335%—03/19/2030[4]	2,538
3,000	6.114%—09/11/2034[4]	3,244
		5,782
	JPMorgan Chase & Co.
6,340	4.203%—07/23/2029[4]	6,350
250	4.493%—03/24/2031[4]	252
3,130	5.336%—01/23/2035[4]	3,251
		9,853
1,145	Lloyds Banking Group PLC 5.679%—01/05/2035[4]	1,203
2,425	Mitsubishi UFJ Financial Group, Inc. 5.017%—07/20/2028[4]	2,461
418	National Securities Clearing Corp. 5.000%—05/30/2028[1]	428
2,340	Toronto-Dominion Bank 1.950%—01/12/2027	2,287
5,216	Truist Financial Corp. MTN 5.711%—01/24/2035[4]	5,469

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
BANKS—Continued
	U.S. Bancorp
$3,315	4.839%—02/01/2034[4]	$3,332
1,544	5.678%—01/23/2035[4]	1,628
		4,960
		75,835
BUILDING PRODUCTS—0.2%
2,908	Carlisle Cos., Inc. 5.550%—09/15/2040	2,957
CAPITAL MARKETS—3.2%
300	Bank of New York Mellon Corp. MTN 5.802%—10/25/2028[4]	310
	Blackstone Holdings Finance Co. LLC
495	2.550%—03/30/2032[1]	439
173	2.800%—09/30/2050[1]	110
856	3.500%—09/10/2049[1]	624
2,515	6.200%—04/22/2033[1]	2,730
		3,903
5,784	Blackstone Reg Finance Co. LLC 5.000%—12/06/2034	5,813
	Brookfield Finance, Inc.
326	2.724%—04/15/2031	298
1,490	3.900%—01/25/2028	1,480
		1,778
7,905	Goldman Sachs Group, Inc. 3.800%—03/15/2030	7,776
4,320	Golub Capital BDC, Inc. 7.050%—12/05/2028	4,534
6,183	KKR & Co., Inc. 5.100%—08/07/2035	6,173
54	KKR Group Finance Co. II LLC 5.500%—02/01/2043[1]	53
170	KKR Group Finance Co. III LLC 5.125%—06/01/2044[1]	162
3,640	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	3,575
	Macquarie Group Ltd.
493	1.340%—01/12/2027[1,4]	490
2,861	5.033%—01/15/2030[1,4]	2,921
1,695	6.255%—12/07/2034[1,4]	1,860
		5,271
3,710	Morgan Stanley 2.943%—01/21/2033[4]	3,378
6,666	Morgan Stanley MTN 3.622%—04/01/2031[4]	6,476
		49,202
COMMERCIAL SERVICES & SUPPLIES—0.6%
3,438	Ashtead Capital, Inc. 5.800%—04/15/2034[1]	3,606
300	Moody’s Corp. 3.250%—05/20/2050	209
5,540	Rentokil Terminix Funding LLC 5.000%—04/28/2030[1]	5,644
		9,459

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—0.1%
$2,127	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	$2,139
CONTAINERS & PACKAGING—0.2%
3,807	Sonoco Products Co. 5.000%—09/01/2034	3,761
DIVERSIFIED FINANCIAL SERVICES—1.7%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
906	3.000%—10/29/2028	875
1,662	5.100%—01/19/2029	1,701
6,300	6.450%—04/15/2027	6,488
		9,064
2,905	Air Lease Corp. 1.875%—08/15/2026	2,853
	Aviation Capital Group LLC
4,948	4.800%—10/24/2030[1]	4,948
2,235	6.375%—07/15/2030[1]	2,388
		7,336
1,921	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.340%—01/30/2032	1,676
	Capital One Financial Corp.
435	4.927%—05/10/2028[4]	439
813	5.468%—02/01/2029[4]	833
4,397	6.051%—02/01/2035[4]	4,664
		5,936
		26,865
DIVERSIFIED REITS—0.8%
514	American Tower Trust I 5.490%—03/15/2053[1]	524
3,410	Healthpeak OP LLC 1.350%—02/01/2027	3,290
	SBA Tower Trust
500	1.631%—05/15/2051[1]	486
705	2.593%—10/15/2056[1]	624
6,531	4.831%—10/15/2029[1]	6,555
1,578	6.599%—11/15/2052[1]	1,616
		9,281
		13,095
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
	AT&T, Inc.
240	2.300%—06/01/2027	233
1,302	3.650%—09/15/2059	883
		1,116
	Verizon Communications, Inc.
5,240	2.355%—03/15/2032	4,584
162	4.500%—08/10/2033	159
		4,743
		5,859

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—3.2%
	Berkshire Hathaway Energy Co.
$7,190	4.450%—01/15/2049	$6,191
275	6.125%—04/01/2036	298
		6,489
2,730	Consumers Securitization Funding LLC 5.210%—09/01/2031	2,826
	Dominion Energy, Inc.
785	3.375%—04/01/2030	755
1,150	5.250%—08/01/2033	1,180
		1,935
	DTE Energy Co.
2,306	4.875%—06/01/2028	2,346
2,769	5.850%—06/01/2034	2,945
		5,291
2,785	Duke Energy Florida LLC 3.800%—07/15/2028	2,781
	Eversource Energy
1,080	2.900%—03/01/2027	1,062
5,295	5.450%—03/01/2028	5,432
		6,494
	Exelon Corp.
5,615	4.450%—04/15/2046	4,813
62	4.700%—04/15/2050	54
243	5.100%—06/15/2045	229
		5,096
1,670	Florida Power & Light Co. 2.450%—02/03/2032	1,508
5,857	Niagara Mohawk Power Corp. 5.996%—07/03/2055[1]	6,078
	Northern States Power Co.
158	4.500%—06/01/2052	138
4,085	6.250%—06/01/2036	4,559
		4,697
308	Southern Co. 4.250%—07/01/2036	288
5,397	Virginia Power Fuel Securitization LLC 4.877%—05/01/2033	5,524
		49,007
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
4,397	Amphenol Corp. 5.300%—11/15/2055	4,282
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
1,879	Agree LP 4.800%—10/01/2032	1,901
2,645	Simon Property Group LP 5.500%—03/08/2033	2,793
		4,694
FINANCIAL SERVICES—0.8%
	American Express Co.
4,168	5.016%—04/25/2031[4]	4,287
322	5.043%—05/01/2034[4]	331
		4,618
198	Berkshire Hathaway Finance Corp. 3.850%—03/15/2052	156

Corporate Bonds & Notes—Continued
Principal Amount		Value
FINANCIAL SERVICES—Continued
	PNC Financial Services Group, Inc.
$1,160	5.068%—01/24/2034[4]	$1,184
2,571	5.354%—12/02/2028[4]	2,634
3,095	5.676%—01/22/2035[4]	3,270
163	6.875%—10/20/2034[4]	185
		7,273
		12,047
HEALTH CARE PROVIDERS & SERVICES—0.6%
853	Cigna Group 3.400%—03/01/2027	846
	CVS Pass-Through Trust
137	5.773%—01/10/2033[1]	140
42	5.880%—01/10/2028	43
701	8.353%—07/10/2031[1]	764
		947
425	Elevance Health, Inc. 4.750%—02/15/2033	427
	Health Care Service Corp. A Mutual Legal Reserve Co.
2,700	2.200%—06/01/2030[1]	2,449
4,642	5.200%—06/15/2029[1]	4,768
		7,217
		9,437
INDUSTRIAL CONGLOMERATES—0.2%
2,631	Ashtead Capital, Inc. 5.500%—08/11/2032[1]	2,718
INSURANCE—2.4%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	414
3,680	5.375%—04/05/2034[1]	3,835
		4,249
4,555	Brown & Brown, Inc. 5.250%—06/23/2032	4,672
6,550	Corebridge Global Funding 5.200%—01/12/2029[1]	6,728
	GA Global Funding Trust
2,490	5.200%—12/09/2031[1]	2,514
5,786	5.500%—01/08/2029-04/01/2032[1]	5,940
		8,454
530	Liberty Mutual Group, Inc. 4.569%—02/01/2029[1]	533
	Massachusetts Mutual Life Insurance Co.
1,143	3.375%—04/15/2050[1]	802
160	5.672%—12/01/2052[1]	158
		960
	Metropolitan Life Global Funding I
2,827	3.300%—03/21/2029[1]	2,756
3,495	4.850%—01/08/2029[1]	3,570
		6,326
3,605	Peachtree Corners Funding Trust II 6.012%—05/15/2035[1]	3,791
1,374	Prudential Funding Asia PLC 3.625%—03/24/2032	1,318
		37,031

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
INTERACTIVE MEDIA & SERVICES—0.4%
$6,333	Meta Platforms, Inc. 4.600%—11/15/2032	$6,367
INTERNET & CATALOG RETAIL—0.1%
2,423	Amazon.com, Inc. 4.100%—04/13/2062	1,931
IT SERVICES—0.2%
2,466	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,571
MACHINERY—0.4%
6,004	Nordson Corp. 4.500%—12/15/2029	6,056
MEDIA—0.5%
1,883	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	1,951
360	Comcast Corp. 2.350%—01/15/2027	354
	Cox Communications, Inc.
400	1.800%—10/01/2030[1]	350
1,495	3.350%—09/15/2026[1]	1,484
3,795	5.700%—06/15/2033[1]	3,867
		5,701
		8,006
MULTI-UTILITIES—0.1%
	PG&E Wildfire Recovery Funding LLC
392	3.594%—06/01/2032	388
240	4.022%—06/01/2033	239
183	4.722%—06/01/2039	183
		810
OIL, GAS & CONSUMABLE FUELS—2.3%
7,835	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	8,362
	ConocoPhillips Co.
878	5.500%—01/15/2055	857
961	5.550%—03/15/2054	947
		1,804
	Diamondback Energy, Inc.
2,346	5.550%—04/01/2035	2,408
1,543	6.250%—03/15/2033	1,660
		4,068
	Energy Transfer LP
1,450	5.550%—05/15/2034	1,490
2,688	5.750%—02/15/2033	2,815
		4,305
1,259	Kinder Morgan, Inc. 5.850%—06/01/2035	1,328
1,787	Northern Natural Gas Co. 5.625%—02/01/2054[1]	1,773
474	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	283
3,599	Plains All American Pipeline LP/PAA Finance Corp. 3.800%—09/15/2030	3,480
5,563	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	5,551

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Southern Co. Gas Capital Corp.
$230	1.750%—01/15/2031	$202
4,779	4.950%—09/15/2034	4,810
		5,012
		35,966
PASSENGER AIRLINES—0.1%
211	Air Canada Pass-Through Trust 3.600%—09/15/2028[1]	207
276	Delta Air Lines Pass-Through Trust 3.625%—01/30/2029	273
	United Airlines Pass-Through Trust
171	3.100%—01/07/2030	166
628	4.000%—10/11/2027	628
		794
		1,274
PROFESSIONAL SERVICES—0.4%
	Verisk Analytics, Inc.
741	3.625%—05/15/2050	550
4,100	5.250%—06/05/2034	4,220
1,100	5.750%—04/01/2033	1,164
		5,934
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
808	CBRE Services, Inc. 4.800%—06/15/2030	821
ROAD & RAIL—0.6%
	Canadian Pacific Railway Co.
1,429	4.200%—11/15/2069	1,104
190	6.125%—09/15/2115	195
		1,299
2,430	JB Hunt Transport Services, Inc. 4.900%—03/15/2030	2,488
155	Norfolk Southern Corp. 4.837%—10/01/2041	148
4,716	Ryder System, Inc. MTN 5.250%—06/01/2028	4,841
		8,776
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
	Broadcom, Inc.
3,574	4.000%—04/15/2029[1]	3,558
4,394	5.200%—07/15/2035	4,528
		8,086
	NXP BV/NXP Funding LLC/NXP USA, Inc.
4,140	2.500%—05/11/2031	3,733
1,230	3.150%—05/01/2027	1,212
3,185	4.300%—06/18/2029	3,177
		8,122
		16,208
SOFTWARE—1.0%
4,534	AppLovin Corp. 5.125%—12/01/2029	4,629
1,199	Constellation Software, Inc. 5.461%—02/16/2034[1]	1,217

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—Continued
	Oracle Corp.
$2,681	3.950%—03/25/2051	$1,913
3,700	4.800%—09/26/2032	3,663
3,317	5.250%—02/03/2032	3,378
		8,954
		14,800
SPECIALTY RETAIL—0.8%
	Lowe’s Cos., Inc.
3,997	3.000%—10/15/2050	2,595
77	3.700%—04/15/2046	59
199	5.000%—04/15/2040	193
697	5.625%—04/15/2053	689
		3,536
9,192	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	9,464
		13,000
TRADING COMPANIES & DISTRIBUTORS—0.6%
	Ferguson Finance PLC
4,590	3.250%—06/02/2030[1]	4,379
4,751	4.650%—04/20/2032[1]	4,727
		9,106
WIRELESS TELECOMMUNICATION SERVICES—0.6%
	T-Mobile USA, Inc.
3,131	5.050%—07/15/2033	3,185
3,238	5.150%—04/15/2034	3,308
2,745	5.875%—11/15/2055	2,787
		9,280
Total Corporate Bonds & Notes (Cost $474,411)		484,788

Mortgage Pass-Through—23.5%

	Federal Home Loan Mortgage Corp.
7,540	2.000%—06/01/2050-01/01/2051	6,181
47,583	2.500%—08/01/2035-05/01/2052	41,800
23,736	3.000%—01/01/2033-08/01/2050	21,770
15,652	3.500%—09/01/2033-04/01/2050	14,949
19,901	4.000%—12/01/2037-07/01/2049	19,271
15,256	4.500%—10/01/2048-05/01/2053	15,124
13,808	5.000%—11/01/2049-01/01/2055	13,923
23,130	5.500%—12/01/2052-03/01/2054	23,753
80	6.418% (USD IBOR Consumer Cash Fallback 12-month + 1.596%) 06/01/2047[3]	83
		156,854
	Federal National Mortgage Association
14,935	2.000%—08/01/2050-02/01/2052	12,267
48,031	2.500%—01/01/2032-04/01/2052	42,040
18,426	3.000%—02/01/2034-12/01/2051	17,259
17,382	3.500%—05/01/2035-05/01/2052	16,477
16,605	4.000%—03/01/2038-07/01/2052	16,057
14,945	4.500%—05/01/2046-08/01/2052	14,831
27,012	5.000%—05/01/2050-06/01/2054	27,310

Mortgage Pass-Through—Continued
Principal Amount		Value
$4,573	5.500%—11/01/2052-08/01/2053	$4,700
95	6.471% (Fed 12 Month Treasury Average Constant Maturity Treasury + 2.321%) 12/01/2036[3]	99
		151,040
1,955	Federal National Mortgage Association REMICS Series 2024-20 Cl. CA 5.500%—01/25/2047	1,959
	Government National Mortgage Association
7,372	2.000%—02/20/2052	6,139
17,540	2.500%—01/20/2051-09/20/2051	15,197
7,002	3.500%—05/20/2052	6,470
7,094	4.000%—09/20/2041-08/20/2052	6,784
660	4.500%—01/15/2042-08/20/2047	657
7,722	5.000%—10/20/2053	7,736
6,853	5.500%—04/20/2053	6,954
		49,937
	Government National Mortgage Association REMICS
2,573	Series 2012-140 Cl. JD 1.750%—01/20/2041	2,484
1,902	Series 2013-70 Cl. AE 1.750%—11/20/2040	1,823
		4,307
Total Mortgage Pass-Through (Cost $358,460)		364,097

Municipal Bonds—0.5%

1,380	City of New York 5.935%—02/01/2055	1,497
435	Empire State Development Corp. 5.770%—03/15/2039	451
145	Metropolitan Water Reclamation District of Greater Chicago 5.720%—12/01/2038	153
2,515	New Hampshire Health & Education Facilities Authority Act 5.040%—11/01/2034	2,532
510	Sales Tax Securitization Corp. 4.637%—01/01/2040	500
300	State of California 7.500%—04/01/2034	353
1,953	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	2,016
Total Municipal Bonds (Cost $7,357)		7,502

U.S. Government Obligations—22.7%

	U.S. Treasury Bonds
72,738	4.250%—02/15/2054-08/15/2054	67,825
24,410	4.375%—08/15/2043	23,751
69,828	4.500%—02/15/2044	68,857
42,772	4.625%—05/15/2044-02/15/2055	42,713
2,186	4.750%—08/15/2055	2,216
6,490	4.875%—08/15/2045	6,686
		212,048
7,592	U.S. Treasury Inflation-Indexed Notes 0.125%—01/15/2030	7,236

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
U.S. Government Obligations—Continued
Principal Amount		Value
	U.S. Treasury Notes
$27,284	3.625%—08/15/2028-08/31/2030	$27,254
59,424	4.000%—05/31/2030	60,206
43,402	4.250%—05/15/2035	43,992
		131,452
Total U.S. Government Obligations (Cost $351,547)		350,736
TOTAL INVESTMENTS—98.6% (Cost $1,505,132)		1,524,716
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		20,918
TOTAL NET ASSETS—100.0%		$1,545,634

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $367,040 or 24% of net assets.
2
Step coupon security; the stated rate represents the rate in effect as of October 31, 2025.
3
Variable or floating rate security; the stated rate represents the rate in effect as of October 31, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Income Research + Management
Principal Amount, Value, and Cost in Thousands

Asset-Backed Securities—11.8%
Principal Amount		Value
$1,603	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	$1,566
5,305	AMSR Trust Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1,2]	5,272
2,944	Apidos CLO XLVIII Ltd. Series 2024-48A Cl. A1 5.298% (3 Month USD Term SOFR + 1.440%) 07/25/2037[1,3]	2,953
370	Applebee’s Funding LLC/IHOP Funding LLC Series 2025-1A Cl. A2 6.720%—06/07/2055[1]	371
3,702	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Cl. A 5.360%—06/20/2030[1]	3,822
5,940	Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Cl. A1R3 4.974% (3 Month USD Term SOFR + 1.090%) 04/20/2034[1,3]	5,945
5,976	CIFC Funding Ltd. Series 2023-3A Cl. A 5.484% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,3]	6,002
	DB Master Finance LLC
2,199	Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	2,073
3,727	Series 2025-1A Cl. A2I 4.891%—08/20/2055[1]	3,746
		5,819
3,740	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	3,557
6,594	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	6,449
3,425	Flatiron CLO 26 Ltd. Series 2024-4A Cl. A 5.235% (3 Month USD Term SOFR + 1.330%) 01/15/2038[1,3]	3,440
2,882	GoldenTree Loan Management U.S. CLO 20 Ltd. Series 2024-20A Cl. A 5.334% (3 Month USD Term SOFR + 1.450%) 07/20/2037[1,3]	2,895
4,909	Golub Capital Partners CLO 62B Ltd. Series 2022-62A Cl. AR 5.275% (3 Month USD Term SOFR + 1.370%) 10/15/2037[1,3]	4,914
2,992	Golub Capital Partners CLO 64B-R Ltd. Series 2022-64A Cl. AR 5.218% (3 Month USD Term SOFR + 1.360%) 10/25/2037[1,3]	3,001
860	Home Partners of America Trust Series 2022-1 Cl. A 3.930%—04/17/2039[1]	855
40	IXIS Real Estate Capital Trust Series 2005-HE1 Cl. M4 5.156% (1 Month USD Term SOFR + 1.164%) 06/25/2035[3]	55
3,555	Jersey Mike’s Funding LLC Series 2025-1A Cl. A2 5.610%—08/16/2055[1]	3,629

Asset-Backed Securities—Continued
Principal Amount		Value
$570	JP Morgan Mortgage Acquisition Trust Series 2007-HE1 Cl. AF3 4.166%—05/25/2035[2]	$375
2,417	Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE6 Cl. A3 4.286% (1 Month USD Term SOFR + 0.294%) 05/25/2037[3]	2,209
4,583	NextGear Floorplan Master Owner Trust Series 2024-2A Cl. A2 4.420%—09/15/2029[1]	4,613
	Palmer Square CLO Ltd.
2,300	Series 2022-4A Cl. A1R 5.234% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,3]	2,306
2,790	Series 2020-3A Cl. A1R2 5.861% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,3]	2,800
		5,106
	Planet Fitness Master Issuer LLC
4,224	Series 2022-1A Cl. A2I 3.251%—12/05/2051[1]	4,153
790	Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	757
1,958	Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	1,987
		6,897
3,205	Sabey Data Center Issuer LLC Series 2025-1 Cl. A2 5.733%—02/21/2050[1]	3,272
3,825	SBA Small Business Investment Cos. Series 2025-10A Cl. 1 4.963%—03/10/2035	3,884
4,605	Servpro Master Issuer LLC Series 2021-1A Cl. A2 2.394%—04/25/2051[1]	4,352
7,000	Stack Infrastructure Issuer LLC Series 2021-1A Cl. A2 1.877%—03/26/2046[1]	6,917
2,558	Store Master Funding LLC Series 2024-1A Cl. A1 5.690%—05/20/2054[1]	2,590
	Subway Funding LLC
3,596	Series 2024-3A Cl. A2II 5.566%—07/30/2054[1]	3,606
2,883	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	2,920
		6,526
6,877	Taco Bell Funding LLC Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	6,648
	Tricon Residential Trust
5,156	Series 2023-SFR1 Cl. A 5.100%—07/17/2040[1]	5,172
3,537	Series 2025-SFR2 Cl. A 5.200%—08/17/2044[1]	3,601
		8,773
	U.S. Small Business Administration
4,546	Series 2024-25B Cl. 1 5.070%—02/01/2049	4,641

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$2,657	Series 2023-25K Cl. 1 5.710%—11/01/2048	$2,789
328	Series 2009-20A Cl. 1 5.720%—01/01/2029	332
1,743	Series 2023-25J Cl. 1 5.820%—10/01/2048	1,840
402	Series 2008-20H Cl. 1 6.020%—08/01/2028	411
		10,013
1,357	Uniti Fiber Abs Issuer LLC Series 2025-2A Cl. A2 5.177%—01/20/2056[1]	1,361
1,194	Uniti Fiber ABS Issuer LLC Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	1,224
6,810	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	6,627
6,697	Wendy’s Funding LLC Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	6,249
Total Asset-Backed Securities (Cost $146,437)		148,181

Collateralized Mortgage Obligations—11.9%

2,750	Angel Oak Mortgage Trust Series 2022-1 Cl. A1 2.881%—12/25/2066[1,2]	2,594
228	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11 Cl. M3 5.231% (1 Month USD Term SOFR + 1.239%) 11/25/2034[3]	230
3,200	Bank Series 2024-BNK48 Cl. A5 5.053%—10/15/2057	3,269
4,948	Bank5 Series 2023-5YR2 Cl. A3 6.656%—07/15/2056[3]	5,211
5,383	BBCMS Mortgage Trust Series 2024-5C27 Cl. A3 6.014%—07/15/2057	5,664
67	BCAP LLC Trust Series 2011-RR5 Cl. 12A1 4.479%—03/26/2037[1,2]	67
	Bear Stearns ARM Trust
5	Series 2000-2 Cl. A1 4.812%—11/25/2030[3]	5
108	Series 2004-1 Cl. 12A5 5.274%—04/25/2034[3]	97
		102
	Benchmark Mortgage Trust
3,238	Series 2022-B35 Cl. A5 4.443%—05/15/2055[3]	3,178
3,600	Series 2023-V4 Cl. A3 6.841%—11/15/2056[3]	3,820
		6,998
3,803	BFLD Commercial Mortgage Trust Series 2025-5MW Cl. A 4.674%—10/10/2042[1,3]	3,813

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$4,698	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	$5,081
2,402	BSTN Commercial Mortgage Trust Series 2025-1C Cl. A 5.369%—06/15/2044[1,3]	2,480
	BX Commercial Mortgage Trust
1,385	Series 2021-VOLT Cl. A 4.847% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,3]	1,384
1,014	Series 2022-LP2 Cl. A 5.045% (1 Month USD Term SOFR + 1.013%) 02/15/2039[1,3]	1,013
		2,397
	BX Trust
4,536	Series 2024-VLT4 Cl. A 5.524% (1 Month USD Term SOFR + 1.491%) 06/15/2041[1,3]	4,542
5,219	Series 2024-BIO Cl. A 5.674% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,3]	5,216
3,217	Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	3,242
		13,000
3,317	CENT Trust Series 2025-CITY Cl. A 4.920%—07/10/2040[1,3]	3,365
3,828	Citigroup Commercial Mortgage Trust Series 2019-GC43 Cl. A4 3.038%—11/10/2052	3,590
4,634	Citigroup Mortgage Loan Trust, Inc. Series 2025-1 Cl. A8 5.500%—01/25/2055[1,3]	4,663
	Countrywide Alternative Loan Trust
1,375	Series 2006-6CB Cl. 1A2 4.506% (1 Month USD Term SOFR + 0.514%) 05/25/2036[3]	1,061
1,097	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	709
		1,770
176	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 Cl. 9A1 6.000%—11/25/2035	122
115	DBJPM Mortgage Trust Series 2020-C9 Cl. A2 1.900%—08/15/2053	114
2,133	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR2 Cl. A1 4.406% (1 Month USD Term SOFR + 0.414%) 03/25/2037[3]	2,043
611	DSLA Mortgage Loan Trust Series 2006-AR1 Cl. 1A1A 5.029% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920%) 03/19/2046[3]	529
1,731	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,3]	1,772
3,144	Fashion Show Mall LLC Series 2024-SHOW Cl. A 5.104%—10/10/2041[1,3]	3,192
100	First Horizon Asset Securities, Inc. Series 2005-AR6 Cl. 4A1 5.595%—02/25/2036[3]	97

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$—	FNT Mortgage-Backed Pass-Through Trust Series 2001-3 Cl. 1A1 6.750%—08/21/2031	$—
2,467	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,3]	2,493
2,327	GSMPS Mortgage Loan Trust Series 2006-RP2 Cl. 1AF1 4.506% (1 Month USD Term SOFR + 0.514%) 04/25/2036[1,3]	2,015
159	GSR Mortgage Loan Trust Series 2005-AR3 Cl. 3A1 6.473%—05/25/2035[3]	120
—	IndyMac ARM Trust Series 2001-H2 Cl. A2 5.653%—01/25/2032[3]	—
3,551	JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Cl. A 5.797%—10/05/2039[1,3]	3,615
	JP Morgan Mortgage Trust
2,188	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,3]	2,051
5,595	Series 2022-3 Cl. A6 3.000%—08/25/2052[1,3]	5,262
784	Series 2006-A6 Cl. 1A4L 4.159%—10/25/2036[3]	562
5	Series 2006-S1 Cl. 3A1 5.500%—04/25/2036	5
2,957	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,3]	2,971
3,800	Series 2025-5MPR Cl. A1D 5.500%—11/25/2055[1,2]	3,817
6,218	Series 2025-8 Cl. A4A 5.500%—02/25/2056[1,3]	6,248
		20,916
4,718	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 5.922% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,3]	4,731
413	Merrill Lynch Alternative Note Asset Trust Series 2007-F1 Cl. 2A6 6.000%—03/25/2037	133
1,531	MetLife Securitization Trust Series 2018-1A Cl. A 3.750%—03/25/2057[1,3]	1,497
2,447	NYC Commercial Mortgage Trust Series 2025-28L Cl. A 4.668%—11/05/2038[1,3]	2,447
1,245	OBX Trust Series 2018-1 Cl. A2 4.756% (1 Month USD Term SOFR + 0.764%) 06/25/2057[1,3]	1,222
526	Saxon Asset Securities Trust Series 2006-3 Cl. A3 4.446% (1 Month USD Term SOFR + 0.454%) 10/25/2046[3]	518
	Sequoia Mortgage Trust
3,638	Series 2023-1 Cl. A4 5.000%—01/25/2053[1,3]	3,622

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$3,219	Series 2023-2 Cl. A4 5.000%—03/25/2053[1,3]	$3,204
5,504	Series 2025-7 Cl. A11 5.500%—08/25/2055[1,3]	5,533
		12,359
154	STARM Mortgage Loan Trust Series 2007-S1 Cl. 1A 6.711%—01/25/2037[3]	90
4,870	SWCH Commercial Mortgage Trust Series 2025-DATA Cl. A 5.475% (1 Month USD Term SOFR + 1.443%) 02/15/2042[1,3]	4,847
	Towd Point Mortgage Trust
3,106	Series 2019-1 Cl. A1 3.750%—03/25/2058[1,3]	3,031
3,100	Series 2018-6 Cl. A1B 3.750%—03/25/2058[1,3]	3,019
		6,050
2,306	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	2,258
	WaMu Mortgage Pass-Through Certificates Trust
1,147	Series 2006-AR8 Cl. 1A4 4.535%—08/25/2046[3]	1,085
48	Series 2005-AR13 Cl. A1A1 4.686% (1 Month USD Term SOFR + 0.694%) 10/25/2045[3]	47
		1,132
7,117	Wells Fargo Commercial Mortgage Trust Series 2018-C48 Cl. A5 4.302%—01/15/2052	7,110
3,591	WHARF Commercial Mortgage Trust Series 2025-DC Cl. A 5.350%—07/15/2040[1,3]	3,693
Total Collateralized Mortgage Obligations (Cost $149,526)		149,409

Corporate Bonds & Notes—30.2%

AEROSPACE & DEFENSE—0.5%
1,798	Embraer Netherlands Finance BV 5.980%—02/11/2035	1,934
4,559	Hexcel Corp. 5.875%—02/26/2035	4,781
		6,715
AUTOMOBILE COMPONENTS—0.3%
4,145	American Axle & Manufacturing, Inc. 6.375%—10/15/2032[1]	4,160
AUTOMOBILES—0.5%
3,800	Ford Motor Credit Co. LLC 6.125%—03/08/2034	3,847
2,352	General Motors Financial Co., Inc. 5.800%—06/23/2028	2,437
		6,284
BANKS—2.3%
2,751	Bank of America Corp. 5.744%—02/12/2036[4]	2,864

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
BANKS—Continued
$5,703	Barclays PLC 5.690%—03/12/2030[4]	$5,922
4,700	Citigroup, Inc. 2.572%—06/03/2031[4]	4,335
1,995	ING Groep NV 6.114%—09/11/2034[4]	2,158
4,000	JPMorgan Chase & Co. 1.470%—09/22/2027[4]	3,906
2,981	Lloyds Banking Group PLC 6.068%—06/13/2036[4]	3,125
	Truist Financial Corp. MTN
3,001	6.123%—10/28/2033[4]	3,228
2,592	7.161%—10/30/2029[4]	2,802
		6,030
		28,340
BEVERAGES—0.4%
4,635	Diageo Investment Corp. 5.625%—04/15/2035	4,912
CAPITAL MARKETS—3.7%
3,101	Antares Holdings LP 6.350%—10/23/2029[1]	3,165
6,000	Blackstone Holdings Finance Co. LLC 3.200%—01/30/2052[1]	4,147
5,700	Blue Owl Capital Corp. 2.875%—06/11/2028	5,384
490	Blue Owl Credit Income Corp. 6.600%—09/15/2029	507
6,096	Brookfield Capital Finance LLC 6.087%—06/14/2033	6,549
6,962	Brookfield Finance, Inc. 6.300%—01/15/2055[4]	6,932
3,098	Golub Capital Private Credit Fund 5.800%—09/12/2029	3,147
3,652	Hercules Capital, Inc. 6.000%—06/16/2030	3,698
5,850	KKR Group Finance Co. VII LLC 3.625%—02/25/2050[1]	4,290
1,883	Main Street Capital Corp. 6.950%—03/01/2029	1,964
1,709	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	1,658
	Sixth Street Lending Partners
2,001	5.750%—01/15/2030	2,028
3,000	6.500%—03/11/2029	3,113
		5,141
		46,582
COMMERCIAL SERVICES & SUPPLIES—0.7%
2,898	ADT Security Corp. 5.875%—10/15/2033[1]	2,947
3,902	Rentokil Terminix Funding LLC 5.625%—04/28/2035[1]	4,022
1,350	Triton Container International Ltd. 3.150%—06/15/2031[1]	1,223
		8,192
CONSTRUCTION MATERIALS—0.3%
3,784	Standard Industries, Inc. 4.375%—07/15/2030[1]	3,652

Corporate Bonds & Notes—Continued
Principal Amount		Value
CONTAINERS & PACKAGING—0.5%
$6,255	Sonoco Products Co. 4.600%—09/01/2029	$6,298
DIVERSIFIED FINANCIAL SERVICES—3.6%
3,205	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	3,279
6,200	Aircastle Ltd. 2.850%—01/26/2028[1]	5,992
661	Aircastle Ltd./Aircastle Ireland DAC 5.750%—10/01/2031[1]	689
3,762	Atlas Warehouse Lending Co. LP 6.050%—01/15/2028[1]	3,870
5,940	Aviation Capital Group LLC 4.800%—10/24/2030[1]	5,940
3,527	Blue Owl Finance LLC 6.250%—04/18/2034	3,662
4,836	Capital One Financial Corp. 5.884%—07/26/2035[4]	5,066
8,750	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	8,619
2,078	GGAM Finance Ltd. 8.000%—02/15/2027[1]	2,126
3,664	Macquarie Airfinance Holdings Ltd. 5.150%—03/17/2030[1]	3,709
2,254	Voya Financial, Inc. 5.000%—09/20/2034	2,254
		45,206
DIVERSIFIED REITS—0.2%
3,034	SBA Tower Trust 6.599%—11/15/2052[1]	3,108
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
2,915	Verizon Communications, Inc. 3.700%—03/22/2061	2,033
ELECTRIC UTILITIES—2.3%
	CMS Energy Corp.
4,171	3.750%—12/01/2050[4]	3,854
1,647	4.750%—06/01/2050[4]	1,623
		5,477
4,223	Dominion Energy, Inc. 6.875%—02/01/2055[4]	4,441
2,518	DTE Electric Securitization Funding II LLC 5.970%—03/01/2033	2,658
	Exelon Corp.
5,000	4.050%—04/15/2030	4,956
1,500	5.625%—06/15/2035	1,572
		6,528
763	National Rural Utilities Cooperative Finance Corp. 7.010% (3 Month USD Term SOFR + 3.172%) 04/30/2043[3]	764
2,877	New England Power Co. 5.936%—11/25/2052[1]	3,003
2,234	NextEra Energy Capital Holdings, Inc. 6.375%—08/15/2055[4]	2,332
4,075	NRG Energy, Inc. 6.000%—01/15/2036[1]	4,148
		29,351

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.0%
$570	TD SYNNEX Corp. 2.650%—08/09/2031	$509
ENTERTAINMENT—0.3%
3,372	Allwyn Entertainment Financing U.K. PLC 7.875%—04/30/2029[1]	3,500
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.3%
1,400	Agree LP 2.900%—10/01/2030	1,306
2,100	Alexandria Real Estate Equities, Inc. 2.750%—12/15/2029	1,969
1,118	American Tower Corp. 3.650%—03/15/2027	1,110
5,922	COPT Defense Properties LP 2.000%—01/15/2029	5,513
	EPR Properties
4,005	4.500%—06/01/2027	4,006
600	4.950%—04/15/2028	606
		4,612
4,500	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	4,372
3,398	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500%—08/01/2030	3,464
4,700	Realty Income Corp. 3.400%—01/15/2030	4,557
1,947	VICI Properties LP 5.750%—04/01/2034	2,014
		28,917
FINANCIAL SERVICES—1.1%
3,249	Charles Schwab Corp. 5.643%—05/19/2029[4]	3,372
982	Macquarie Airfinance Holdings Ltd. 6.400%—03/26/2029[1]	1,033
5,720	Navient Corp. 4.875%—03/15/2028	5,598
2,846	PNC Financial Services Group, Inc. 6.875%—10/20/2034[4]	3,224
		13,227
HEALTH CARE PROVIDERS & SERVICES—1.0%
	CVS Pass-Through Trust
260	6.943%—01/10/2030	269
3,428	7.507%—01/10/2032[1]	3,648
		3,917
3,585	DaVita, Inc. 6.750%—07/15/2033[1]	3,720
4,817	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	4,791
		12,428
INDUSTRIAL CONGLOMERATES—1.3%
	Ashtead Capital, Inc.
8,565	2.450%—08/12/2031[1]	7,601
4,540	5.550%—05/30/2033[1]	4,685
		12,286

Corporate Bonds & Notes—Continued
Principal Amount		Value
INDUSTRIAL CONGLOMERATES—Continued
$3,800	Textron, Inc. 2.450%—03/15/2031	$3,434
		15,720
INSURANCE—1.7%
1,774	Aspen Insurance Holdings Ltd. 5.750%—07/01/2030	1,854
4,786	Brown & Brown, Inc. 5.250%—06/23/2032	4,909
2,150	Fortitude Group Holdings LLC 6.250%—04/01/2030[1]	2,235
6,198	Global Atlantic Fin Co. 7.950%—06/15/2033[1]	7,119
6,128	SBL Holdings, Inc. 5.000%—02/18/2031[1]	5,692
		21,809
IT SERVICES—0.5%
3,866	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	3,793
2,383	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,485
		6,278
MACHINERY—0.2%
2,358	Terex Corp. 6.250%—10/15/2032[1]	2,394
MEDIA—0.4%
5,320	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	5,513
OIL, GAS & CONSUMABLE FUELS—2.2%
	Columbia Pipelines Operating Co. LLC
2,560	5.439%—02/15/2035[1]	2,618
995	5.962%—02/15/2055[1]	996
3,209	6.036%—11/15/2033[1]	3,425
		7,039
	ConocoPhillips Co.
741	5.500%—01/15/2055	723
812	5.550%—03/15/2054	800
		1,523
3,145	Enbridge, Inc. 5.750%—07/15/2080[4]	3,171
3,434	Florida Gas Transmission Co. LLC 5.750%—07/15/2035[1]	3,575
3,720	Gulfstream Natural Gas System LLC 5.600%—07/23/2035[1]	3,816
1,061	Kinder Morgan, Inc. 5.850%—06/01/2035	1,119
7,629	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	4,552
3,035	Venture Global LNG, Inc. 7.000%—01/15/2030[1]	3,073
		27,868
PASSENGER AIRLINES—0.4%
2,695	Air Canada Pass-Through Trust 3.300%—07/15/2031[1]	2,566

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PASSENGER AIRLINES—Continued
$1,149	American Airlines Pass-Through Trust 3.600%—03/22/2029	$1,131
984	United Airlines Pass-Through Trust 2.700%—11/01/2033	907
		4,604
PHARMACEUTICALS—0.2%
3,000	Teva Pharmaceutical Finance Netherlands III BV 6.750%—03/01/2028	3,118
PROFESSIONAL SERVICES—0.6%
3,712	KBR, Inc. 4.750%—09/30/2028[1]	3,652
3,566	Verisk Analytics, Inc. 5.250%—03/15/2035	3,637
		7,289
ROAD & RAIL—0.2%
3,800	Norfolk Southern Corp. 4.050%—08/15/2052	3,048
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
1,230	KLA Corp. 5.650%—11/01/2034	1,320
6,500	NXP BV/NXP Funding LLC/NXP USA, Inc. 2.500%—05/11/2031	5,861
		7,181
SOFTWARE—0.4%
2,202	Constellation Software, Inc. 5.461%—02/16/2034[1]	2,235
3,500	Oracle Corp. 3.600%—04/01/2040	2,742
		4,977
SPECIALTY RETAIL—0.9%
2,059	Ferguson Enterprises, Inc. 5.000%—10/03/2034	2,076
2,900	Group 1 Automotive, Inc. 4.000%—08/15/2028[1]	2,816
2,956	Lithia Motors, Inc. 3.875%—06/01/2029[1]	2,825
1,320	Macy’s Retail Holdings LLC 7.375%—08/01/2033[1]	1,393
1,778	Wayfair LLC 7.250%—10/31/2029[1]	1,843
		10,953
TRADING COMPANIES & DISTRIBUTORS—0.4%
4,800	Ferguson Finance PLC 4.650%—04/20/2032[1]	4,776
Total Corporate Bonds & Notes (Cost $374,841)		378,942

Mortgage Pass-Through—24.9%

	Federal Home Loan Mortgage Corp.
4,579	2.000%—12/01/2051	3,737
36,333	2.500%—07/01/2050-05/01/2052	31,267
13,865	3.000%—02/01/2033-12/01/2046	13,222
5,067	3.500%—01/01/2026-06/01/2048	4,780

Mortgage Pass-Through—Continued
Principal Amount		Value
$9,812	4.000%—04/01/2034-11/01/2048	$9,511
4,007	4.500%—12/01/2040-01/01/2049	3,993
10,177	5.000%—08/01/2052-05/01/2054	10,305
7,930	5.500%—02/01/2038-07/01/2054	8,153
1,003	6.000%—01/01/2029-05/01/2040	1,054
2	6.430% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250%) 08/01/2035[3]	2
		86,024
	Federal Home Loan Mortgage Corp. REMICS
7,523	Series 5462 2.000%—05/25/2037	508
2,684	Series 4628 Cl. CI 3.000%—05/15/2035	192
10,797	Series 5158 Cl. BI 3.000%—05/25/2035	843
3,426	Series 4118 4.000%—10/15/2042	513
—	Series 2266 Cl. F 4.798% (30 Day USD Average SOFR + 0.564%) 11/15/2030[3]	—
894	Series 4989 Cl. FA 4.820% (30 Day USD Average SOFR + 0.464%) 08/15/2040[3]	880
816	Series 4989 Cl. FB 4.820% (30 Day USD Average SOFR + 0.464%) 10/15/2040[3]	803
		3,739
	Federal Home Loan Mortgage Corp. STRIPS
9,381	Series 414 Cl. C1 1.500%—03/25/2037	513
13,212	Series 400 Cl. C14 2.000%—07/25/2037	923
1,817	Series 304 Cl. C45 3.000%—12/15/2027	30
		1,466
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5	Series E3 Cl. A 4.571%—08/15/2032[3]	5
32	Series T-63 Cl. 1A1 5.309% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200%) 02/25/2045[3]	31
		36
	Federal National Mortgage Association
10,425	2.000%—02/01/2051-04/01/2051	8,522
37,602	2.500%—04/01/2035-04/01/2052	33,479
25,772	3.000%—11/01/2025-12/01/2050	23,495
20,239	3.500%—12/01/2025-01/01/2051	18,962
23,812	4.000%—01/01/2026-11/01/2050	23,218
23,816	4.500%—02/01/2026-12/01/2050	23,639
23,969	5.000%—10/01/2031-05/01/2054	24,248
7,054	5.500%—03/01/2027-09/01/2041	7,309
29	5.553% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400%) 10/01/2040[3]	29
2,233	6.000%—06/01/2027-06/01/2040	2,344
214	6.349% (USD IBOR Consumer Cash Fallback 12-month + 1.693%) 08/01/2035[3]	217

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
$138	6.406% (USD IBOR Consumer Cash Fallback 12-month + 1.715%) 06/01/2035[3]	$142
12	6.460% (USD IBOR Consumer Cash Fallback 12-month + 1.710%) 05/01/2035[3]	13
		165,617
	Federal National Mortgage Association Interest STRIPS
13,680	Series 435 Cl. C1 1.500%—03/25/2037	716
10,842	Series 427 Cl. C56 2.000%—03/25/2036	643
4,168	Series 407 Cl. 7 5.000%—03/25/2041	867
		2,226
	Federal National Mortgage Association REMICS
3,704	Series 2021-67 Cl. AI 0.525%—10/25/2051[3]	199
15,322	Series 2020-81 Cl. AI 1.500%—11/25/2035	781
6,187	Series 2017-70 Cl. AS 1.603%—09/25/2057[3]	382
3,748	Series 2011-98 Cl. ZL 3.500%—10/25/2041	3,576
1,981	Series 2016-102 Cl. JI 3.500%—02/25/2046	77
4,626	Series 2020-27 Cl. IM 3.500%—05/25/2035	355
5,461	Series 2020-44 Cl. AI 4.000%—07/25/2050	1,116
2,520	Series 2020-91 Cl. KI 4.000%—11/25/2043	345
944	Series 2015-38 Cl. DF 4.780% (30 Day USD Average SOFR + 0.424%) 06/25/2055[3]	934
116	Series 2003-25 Cl. KP 5.000%—04/25/2033	116
1,701	Series 2015-30 Cl. EI 5.000%—05/25/2045	229
1,155	Series 2016-33 Cl. NI 5.000%—07/25/2034	157
2,962	Series 2018-36 5.000%—06/25/2048	427
5,915	Series 2019-49 Cl. IA 5.000%—05/25/2047	843
1,392	Series 2011-59 Cl. YI 6.000%—07/25/2041	207
12	Series 2006-5 Cl. 3A2 6.343%—05/25/2035[3]	12
		9,756
68	Federal National Mortgage Association REMICS Trust Series 2003-W1 Cl. 1A1 4.705%—12/25/2042[3]	68
	Government National Mortgage Association
6,256	2.000%—02/20/2052	5,210
6,141	2.500%—09/20/2051	5,321
435	3.000%—11/15/2049	392
7,583	3.500%—05/20/2052	7,007
6,958	4.000%—09/15/2049-08/20/2052	6,673
931	4.500%—02/20/2049	929

Mortgage Pass-Through—Continued
Principal Amount		Value
$4	4.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 07/20/2027[3]	$4
13	4.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 11/20/2025-11/20/2029[3]	13
13,896	5.000%—08/15/2033-06/15/2050	14,067
60	5.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 02/20/2032[3]	61
		39,677
	Government National Mortgage Association REMICS
11,232	Series 2018-148 Cl. GS 1.954% (1 Month USD Term SOFR + 5.986%) 02/16/2046[3]	1,220
2,349	Series 2010-47 Cl. SK 2.455% (1 Month USD Term SOFR + 6.486%) 07/20/2037[3]	65
2,460	Series 2007-41 Cl. SM 2.555% (1 Month USD Term SOFR + 6.586%) 07/20/2037[3]	222
3,679	Series 2020-4 Cl. DI 4.000%—03/20/2041	464
3,270	Series 2014-2 Cl. IC 5.000%—01/16/2044	577
446	Series 2015-180 Cl. CI 5.000%—12/16/2045	61
476	Series 2017-163 Cl. IE 5.500%—02/20/2039	75
3,185	Series 2020-146 Cl. IG 5.500%—09/20/2046	526
203	Series 2016-136 Cl. IA 6.000%—10/20/2038	23
1,245	Series 2024-107 6.500%—06/20/2054	194
		3,427
Total Mortgage Pass-Through (Cost $325,844)		312,036

U.S. Government Obligations—20.1%

	U.S. Treasury Bonds
50,625	1.750%—08/15/2041	34,688
20,777	2.000%—08/15/2051	12,323
9,447	2.250%—02/15/2052	5,930
4,198	2.375%—02/15/2042	3,140
7,428	3.000%—08/15/2052	5,492
13,873	3.375%—08/15/2042	11,925
16,561	3.625%—05/15/2053	13,817
13,772	3.875%—05/15/2043	12,586
8,726	4.125%—08/15/2053	7,965
24,440	4.250%—02/15/2054-08/15/2054	22,793
12,678	4.500%—02/15/2044	12,502
42,157	4.625%—05/15/2044-02/15/2055	42,118
5,564	4.750%—08/15/2055	5,641
6,536	4.875%—08/15/2045	6,733
		197,653
	U.S. Treasury Notes
6,276	3.625%—08/31/2030	6,255

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
U.S. Government Obligations—Continued
Principal Amount		Value
$37,402	4.000%—05/31/2030	$37,894
10,713	4.250%—05/15/2035	10,859
		55,008
Total U.S. Government Obligations (Cost $281,446)		252,661
TOTAL INVESTMENTS—98.9% (Cost $1,278,094)		1,241,229
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		14,066
TOTAL NET ASSETS—100.0%		$1,255,295

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the year ended October 31, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 10/31/2025 (000s)	Unrealized Gain/(Loss) as of 10/31/2025 (000s)
Asset Backed Securities	$2,992	$—	$—	$—	$—	$9	$—	$(3,001)	$—	$9

h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $395,194 or 31% of net assets.
2
Step coupon security; the stated rate represents the rate in effect as of October 31, 2025.
3
Variable or floating rate security; the stated rate represents the rate in effect as of October 31, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Marathon Asset Management Limited
Value and Cost in Thousands

COMMON STOCKS—97.8%
Shares		Value
AEROSPACE & DEFENSE—2.2%
238,081	BAE Systems PLC (United Kingdom)	$5,865
682,931	Rolls-Royce Holdings PLC (United Kingdom)	10,509
		16,374
AUTOMOBILE COMPONENTS—0.7%
110,300	Bridgestone Corp. (Japan)	4,815
61,949	Johnson Electric Holdings Ltd. (Hong Kong)	291
		5,106
AUTOMOBILES—0.4%
14,436	Bayerische Motoren Werke AG (Germany)	1,346
556,100	Mitsubishi Motors Corp. (Japan)	1,355
		2,701
BANKS—15.3%
10,107,600	Bank Central Asia Tbk. PT (Indonesia)	5,175
287,981	Bank of Ireland Group PLC (Ireland)	4,715
62,912	Bank of Nova Scotia (Canada)	4,126
1,629,788	Barclays PLC (United Kingdom)	8,742
805,544	CaixaBank SA (Spain)	8,514
34,814	Capitec Bank Holdings Ltd. (South Africa)	7,703
69,806	Close Brothers Group PLC (United Kingdom)*	385
94,761	DBS Group Holdings Ltd. (Singapore)	3,923
174,680	DNB Bank ASA (Norway)	4,459
419,700	Grupo Financiero Banorte SAB de CV Class O (Mexico)	3,940
894,843	HDFC Bank Ltd. (India)	9,956
296,200	Japan Post Bank Co. Ltd. (Japan)	3,319
3,479,830	Lloyds Banking Group PLC (United Kingdom)	4,080
207,300	Mitsubishi UFJ Financial Group, Inc. (Japan)	3,131
486,794	National Bank of Greece SA (Greece)	7,155
430,500	Resona Holdings, Inc. (Japan)	4,150
164,372	Shinhan Financial Group Co. Ltd. (South Korea)	8,443
352,638	Standard Chartered PLC (United Kingdom)	7,239
158,400	Sumitomo Mitsui Trust Group, Inc. (Japan)	4,351
188,875	Svenska Handelsbanken AB Class A (Sweden)	2,465
134,028	UniCredit SpA (Italy)	9,924
		115,895
BEVERAGES—3.0%
442,600	Arca Continental SAB de CV (Mexico)	4,283
286,700	Asahi Group Holdings Ltd. (Japan)	3,091
31,443	Carlsberg AS Class B (Denmark)	3,697
18,710	Coca-Cola Europacific Partners PLC (United States)	1,662
462,363	Davide Campari-Milano NV (Italy)	3,219
182,696	Diageo PLC (United Kingdom)	4,202
133,500	Kirin Holdings Co. Ltd. (Japan)	1,878
142,954	Treasury Wine Estates Ltd. (Australia)	560
		22,592
BIOTECHNOLOGY—0.3%
21,143	CSL Ltd. (Australia)	2,464
BROADLINE RETAIL—2.3%
173,715	Naspers Ltd. Class N (South Africa)	12,201
21,400	Seria Co. Ltd. (Japan)	407
263,627	Vipshop Holdings Ltd. ADR (China)[1]	4,611
		17,219
BUILDING PRODUCTS—1.3%
123,061	Assa Abloy AB Class B (Sweden)	4,637
6,079	Geberit AG (Switzerland)	4,444
271,473	Reliance Worldwide Corp. Ltd. (Australia)	736
		9,817

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—4.2%
235,329	3i Group PLC (United Kingdom)	$13,619
2,260,100	B3 SA - Brasil Bolsa Balcao (Brazil)	5,318
18,718	Brookfield Asset Management Ltd. Class A (Canada)	1,012
112,738	Brookfield Corp. (Canada)	5,192
15,644	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	853
120,349	IG Group Holdings PLC (United Kingdom)	1,762
261,865	Jupiter Fund Management PLC (United Kingdom)	524
443,900	Nomura Holdings, Inc. (Japan)	3,168
33,459	Rathbones Group PLC (United Kingdom)	784
		32,232
CHEMICALS—0.1%
63,700	Air Water, Inc. (Japan)	890
COMMERCIAL SERVICES & SUPPLIES—0.9%
18,732	Befesa SA (Germany)[2]	620
31,800	Daiei Kankyo Co. Ltd. (Japan)	707
60,604	Elis SA (France)	1,688
30,800	Secom Co. Ltd. (Japan)	1,041
740,685	Serco Group PLC (United Kingdom)	2,472
		6,528
CONSTRUCTION & ENGINEERING—1.5%
63,392	AtkinsRealis Group, Inc. (Canada)	4,471
41,800	Kinden Corp. (Japan)	1,674
153,700	Obayashi Corp. (Japan)	2,600
31,455	Taisei Corp. (Japan)	2,289
		11,034
CONSTRUCTION MATERIALS—1.8%
26,080	Amrize Ltd. (Switzerland)*	1,349
453,122	Cemex SAB de CV ADR (Mexico)[1]	4,599
26,080	Holcim AG (Switzerland)	2,319
79,800	Taiheiyo Cement Corp. (Japan)	2,165
102,851	Wienerberger AG (Austria)	3,053
		13,485
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.8%
45,418	Alimentation Couche-Tard, Inc. (Canada)	2,308
123,968	Bid Corp. Ltd. (South Africa)	3,069
79,422	Koninklijke Ahold Delhaize NV (Netherlands)	3,250
86,133	Loblaw Cos. Ltd. (Canada)	3,423
99,800	Seven & i Holdings Co. Ltd. (Japan)	1,269
140,921	X5 Retail Group NV GDR (Russia)*,1	— [x]
		13,319
CONTAINERS & PACKAGING—0.4%
872,371	Orora Ltd. (Australia)	1,148
74,300	Toyo Seikan Group Holdings Ltd. (Japan)	1,668
		2,816
DISTRIBUTORS—0.1%
98,140	Inchcape PLC (United Kingdom)	985
DIVERSIFIED CONSUMER SERVICES—0.5%
138,932	Laureate Education, Inc. (United States)*	4,033
DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
7,013,400	NTT, Inc. (Japan)	7,219
ELECTRIC UTILITIES—0.4%
163,550	Iberdrola SA (Spain)	3,315
ELECTRICAL EQUIPMENT—2.6%
183,468	Havells India Ltd. (India)	3,081

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
16,199	Legrand SA (France)	$2,798
99,500	Mitsubishi Electric Corp. (Japan)	2,825
26,039	Schneider Electric SE (France)	7,419
157,752	Vestas Wind Systems AS (Denmark)	3,226
		19,349
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
145,315	Delta Electronics, Inc. (Taiwan)	4,674
70,500	Murata Manufacturing Co. Ltd. (Japan)	1,520
		6,194
ENERGY EQUIPMENT & SERVICES—0.3%
476,636	John Wood Group PLC (United Kingdom)*	— [x]
64,288	Technip Energies NV (France)	2,612
		2,612
ENTERTAINMENT—0.7%
242,490	Tencent Music Entertainment Group ADR (China)[1]	5,412
FINANCIAL SERVICES—0.4%
104,883	Edenred SE (France)	3,015
FOOD PRODUCTS—2.6%
696,541	AVI Ltd. (South Africa)	3,873
39,522	Bakkafrost P (Norway)	1,815
106,785	Gruma SAB de CV Class B (Mexico)	1,808
658,956	Marico Ltd. (India)	5,357
29,600	Megmilk Snow Brand Co. Ltd. (Japan)	543
42,500	NH Foods Ltd. (Japan)	1,570
41,503	Salmar ASA (Norway)	2,330
24,400	Toyo Suisan Kaisha Ltd. (Japan)	1,769
13,268	Viscofan SA (Spain)	825
		19,890
GROUND TRANSPORTATION—0.8%
30,396	Canadian Pacific Kansas City Ltd. (Canada)	2,187
85,000	East Japan Railway Co. (Japan)	2,076
97,700	West Japan Railway Co. (Japan)	2,008
		6,271
HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
11,274	BioMerieux (France)	1,452
33,066	Coloplast AS Class B (Denmark)	2,991
754,567	Convatec Group PLC (United Kingdom)[2]	2,423
66,845	Demant AS (Denmark)*	2,224
10,714	EssilorLuxottica SA (France)	3,924
357,400	Olympus Corp. (Japan)	4,398
34,800	Sysmex Corp. (Japan)	388
		17,800
HEALTH CARE PROVIDERS & SERVICES—0.5%
39,050	Amplifon SpA (Italy)	667
39,601	Fresenius Medical Care AG (Germany)	2,126
6,300	Medipal Holdings Corp. (Japan)	103
68,500	Ship Healthcare Holdings, Inc. (Japan)	1,025
		3,921
HEALTH CARE TECHNOLOGY—0.1%
74,600	M3, Inc. (Japan)	1,045
HOTELS, RESTAURANTS & LEISURE—2.3%
31,534	Aristocrat Leisure Ltd. (Australia)	1,305
159,038	Compass Group PLC (United Kingdom)	5,264
31,565	Domino’s Pizza Enterprises Ltd. (Australia)	378
337,159	Entain PLC (United Kingdom)	3,512
283,000	Galaxy Entertainment Group Ltd. (Hong Kong)	1,410
21,541	InterContinental Hotels Group PLC (United Kingdom)	2,598

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
840,178	SSP Group PLC (United Kingdom)	$1,698
28,020	Whitbread PLC (United Kingdom)	1,067
		17,232
HOUSEHOLD DURABLES—1.7%
226,085	Barratt Redrow PLC (United Kingdom)	1,119
27,917	GN Store Nord AS (Denmark)*	489
506,515	Midea Group Co. Ltd. Class A (China)	5,441
98,000	Nikon Corp. (Japan)	1,143
167,300	Sony Group Corp. (Japan)	4,659
		12,851
HOUSEHOLD PRODUCTS—0.6%
57,113	Reckitt Benckiser Group PLC (United Kingdom)	4,368
INDUSTRIAL CONGLOMERATES—1.1%
155,000	CK Hutchison Holdings Ltd. (Hong Kong)	1,028
36,175	DCC PLC (United Kingdom)	2,383
49,100	Hitachi Ltd. (Japan)	1,677
39,700	Jardine Matheson Holdings Ltd. (Hong Kong)	2,331
93,000	Swire Pacific Ltd. Class A (Hong Kong)	768
		8,187
INSURANCE—5.8%
52,408	Admiral Group PLC (United Kingdom)	2,257
1,545,000	AIA Group Ltd. (Hong Kong)	15,034
3,215	Fairfax Financial Holdings Ltd. (Canada)	5,220
9,998	Hannover Rueck SE (Germany)	2,854
131,860	Hiscox Ltd. (United Kingdom)	2,384
174,300	Japan Post Holdings Co. Ltd. (Japan)	1,633
300,104	Prudential PLC (United Kingdom)	4,174
156,070	QBE Insurance Group Ltd. (Australia)	2,025
322,362	Sampo OYJ Class A (Finland)	3,593
127,700	Tokio Marine Holdings, Inc. (Japan)	4,762
		43,936
INTERACTIVE MEDIA & SERVICES—0.6%
176,755	Auto Trader Group PLC (United Kingdom)[2]	1,813
272,519	Rightmove PLC (United Kingdom)	2,393
		4,206
IT SERVICES—0.4%
16,693	Alten SA (France)	1,375
48,600	NEC Corp. (Japan)	1,765
		3,140
LEISURE PRODUCTS—0.3%
88,700	Sega Sammy Holdings, Inc. (Japan)	1,641
63,592	Spin Master Corp. (Canada)[2]	945
		2,586
LIFE SCIENCES TOOLS & SERVICES—0.5%
46,218	Eurofins Scientific SE (France)	3,260
13,720	Gerresheimer AG (Germany)	436
		3,696
MACHINERY—4.7%
43,690	Alfa Laval AB (Sweden)	2,077
27,104	ANDRITZ AG (Austria)	2,049
63,175	ATS Corp. (Canada)*	1,738
263,707	CNH Industrial NV (United States)	2,766
98,529	Fluidra SA (Spain)	2,852
33,678	GEA Group AG (Germany)	2,409
102,000	IHI Corp. (Japan)	2,112
83,800	Kubota Corp. (Japan)	1,085
34,100	Mitsubishi Heavy Industries Ltd. (Japan)	1,029

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
289,024	Rotork PLC (United Kingdom)	$1,301
82,872	Sandvik AB (Sweden)	2,506
1,968,312	Sany Heavy Industry Co. Ltd. Class A (China)	6,125
15,538	Stabilus SE (Germany)	390
365,000	Techtronic Industries Co. Ltd. (Hong Kong)	4,257
6,700	Toyota Industries Corp. (Japan)	728
71,784	Wartsila OYJ Abp (Finland)	2,349
		35,773
MARINE TRANSPORTATION—0.1%
116,328	Irish Continental Group PLC (Ireland)	770
MEDIA—0.8%
64,152	Future PLC (United Kingdom)	517
90,300	Hakuhodo DY Holdings, Inc. (Japan)	654
927,538	ITV PLC (United Kingdom)	849
77,620	Nippon Television Holdings, Inc. (Japan)	1,883
49,200	TBS Holdings, Inc. (Japan)	1,699
81,583	WPP PLC (United Kingdom)	308
		5,910
METALS & MINING—5.8%
41,603	Acerinox SA (Spain)	536
106,210	ArcelorMittal SA (France)	4,055
133,862	Barrick Mining Corp. (Canada)	4,394
122,553	BHP Group Ltd. (Australia)	3,494
224,535	Deterra Royalties Ltd. (Australia)	599
41,700	Dowa Holdings Co. Ltd. (Japan)	1,512
138,925	First Quantum Minerals Ltd. (Canada)*	2,884
16,590	Franco-Nevada Corp. (Canada)	3,099
1,128,582	Glencore PLC (United Kingdom)*	5,406
13,616	Newmont Corp. CDI (Australia)[1]	1,107
320,373	Severstal PAO GDR (Russia)*,1	— [x]
56,882	Southern Copper Corp. (Peru)	7,895
126,200	Sumitomo Metal Mining Co. Ltd. (Japan)	4,128
74,292	Valterra Platinum Ltd. (South Africa)	4,595
		43,704
OIL, GAS & CONSUMABLE FUELS—3.4%
1,282,984	BP PLC (United Kingdom)	7,517
93,571	Canadian Natural Resources Ltd. (Canada)	2,994
69,882	Equinor ASA (Norway)	1,674
197,300	Idemitsu Kosan Co. Ltd. (Japan)	1,372
85,000	Inpex Corp. (Japan)	1,568
92,036	PrairieSky Royalty Ltd. (Canada)	1,652
543,307	PRIO SA (Brazil)*	3,639
498,627	Santos Ltd. (Australia)	2,059
261,462	Secure Waste Infrastructure Corp. (Canada)	3,264
		25,739
PAPER & FOREST PRODUCTS—0.2%
23,901	Stella-Jones, Inc. (Canada)	1,357
PASSENGER AIRLINES—1.4%
44,524	Copa Holdings SA Class A (Panama)	5,575
271,964	easyJet PLC (United Kingdom)	1,731
42,106	Exchange Income Corp. (Canada)	2,307
166,866	Qantas Airways Ltd. (Australia)	1,112
		10,725
PERSONAL CARE PRODUCTS—0.2%
80,200	Shiseido Co. Ltd. (Japan)	1,351
PHARMACEUTICALS—1.0%
135,803	Novo Nordisk AS Class B (Denmark)	6,686
55,500	Tsumura & Co. (Japan)	1,287
		7,973

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—2.3%
75,642	ALS Ltd. (Australia)	$1,074
59,288	Capita PLC (United Kingdom)*	244
66,696	Experian PLC (United Kingdom)	3,111
52,767	Intertek Group PLC (United Kingdom)	3,515
460,623	IPH Ltd. (Australia)	1,111
355,525	Pagegroup PLC (United Kingdom)	1,103
32,828	Randstad NV (Netherlands)	1,287
141,034	RELX PLC (United Kingdom)	6,233
		17,678
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
1,092,054	China Resources Land Ltd. (China)	3,946
100,400	Daiwa House Industry Co. Ltd. (Japan)	3,406
212,972	Henderson Land Development Co. Ltd. (Hong Kong)	749
		8,101
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.1%
8,593	ASML Holding NV (Netherlands)	9,085
54,600	ASMPT Ltd. (Hong Kong)	575
116,000	MediaTek, Inc. (Taiwan)	4,920
503,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	24,325
		38,905
SOFTWARE—0.6%
1,153	Constellation Software, Inc. (Canada)	3,034
35,011	Dassault Systemes SE (France)	996
6,004	Lumine Group, Inc. (Canada)*	144
5,700	Oracle Corp. (Japan)	526
		4,700
SPECIALTY RETAIL—1.5%
96,900	ABC-Mart, Inc. (Japan)	1,660
58,100	Nitori Holdings Co. Ltd. (Japan)	941
319,534	Pets at Home Group PLC (United Kingdom)	900
242,600	USS Co. Ltd. (Japan)	2,678
138,407	WH Smith PLC (United Kingdom)	1,230
1,172,000	Zhongsheng Group Holdings Ltd. (China)	1,850
271,000	ZOZO, Inc. (Japan)	2,343
		11,602
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.5%
286,529	Advantech Co. Ltd. (Taiwan)	2,910
116,245	Samsung Electronics Co. Ltd. (South Korea)	8,751
		11,661
TEXTILES, APPAREL & LUXURY GOODS—2.6%
12,851	adidas AG (Germany)	2,430
32,393	Cie Financiere Richemont SA Class A (Switzerland)	6,408
42,787	Gildan Activewear, Inc. (Canada)	2,495
662,500	Li Ning Co. Ltd. (China)	1,440
1,380,600	Samsonite Group SA (Hong Kong)[2]	2,887
459,700	Shenzhou International Group Holdings Ltd. (China)	3,968
		19,628
TRADING COMPANIES & DISTRIBUTORS—1.9%
275,400	BOC Aviation Ltd. (China)[2]	2,414
41,106	Brenntag SE (Germany)	2,283
108,704	Bunzl PLC (United Kingdom)	3,304
39,547	Finning International, Inc. (Canada)	2,139
59,500	Mitsubishi Corp. (Japan)	1,429
49,727	Rexel SA (France)	1,724
48,010	Richelieu Hardware Ltd. (Canada)	1,316
		14,609
TRANSPORTATION INFRASTRUCTURE—0.1%
143,500	Mitsubishi Logistics Corp. (Japan)	1,040

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—0.9%
525,114	Empresa Nacional de Telecomunicaciones SA (Chile)	$2,502
89,815	Millicom International Cellular SA (Sweden)	4,231
		6,733
TOTAL COMMON STOCKS (Cost $481,892)		741,694

PREFERRED STOCKS—0.6%

(Cost $2,399)
BEVERAGES—0.6%
951,361	Embotelladora Andina SA (Chile)	4,279
TOTAL INVESTMENTS—98.4% (Cost $484,291)		745,973
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		12,050
TOTAL NET ASSETS—100%		$758,023

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Constellation Software, Inc. (Canada)*	3,982	CAD 0.00	03/31/2040	$—	$—[x]
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of October 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$31,441	$—	$31,441
Europe	4,231	308,056	—	312,287
Latin America	37,057	2,502	—	39,559
Middle East/Central Asia	—	35,588	—	35,588
North America	70,162	—	—	70,162
Pacific Basin	10,023	242,634	—	252,657
Preferred Stocks
Latin America	—	4,279	—	4,279
Total Investments in Securities	$121,473	$624,500	$—	$745,973
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$—	$—	$—
Total Investments	$121,473	$624,500	$—	$745,973
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the year ended October 31, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 10/31/2025 (000s)	Unrealized Gain/(Loss) as of 10/31/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(12,038)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 10/31/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
John Wood Group PLC (United Kingdom)*	$—	Market Approach	Estimated Recovery Value	GBP 0.00
Severstal PAO GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$ 0.00
X5 RetailGroupNVGDR (Russia)*	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $11,102 or 1% of net assets.
GBP
Great British Pound
CAD
Canadian Dollar
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Marathon Asset Management Limited
Value and Cost in Thousands

COMMON STOCKS—98.1%
Shares		Value
AEROSPACE & DEFENSE—3.3%
1,791,671	BAE Systems PLC (United Kingdom)	$44,135
5,131,419	Rolls-Royce Holdings PLC (United Kingdom)	78,966
		123,101
AUTOMOBILE COMPONENTS—1.0%
803,200	Bridgestone Corp. (Japan)	35,064
460,507	Johnson Electric Holdings Ltd. (Hong Kong)	2,161
		37,225
AUTOMOBILES—0.5%
105,713	Bayerische Motoren Werke AG (Germany)	9,857
3,672,100	Mitsubishi Motors Corp. (Japan)	8,949
		18,806
BANKS—14.8%
9,071,600	Bank Central Asia Tbk. PT (Indonesia)	4,644
2,159,267	Bank of Ireland Group PLC (Ireland)	35,354
12,250,971	Barclays PLC (United Kingdom)	65,709
6,055,272	CaixaBank SA (Spain)	64,003
31,246	Capitec Bank Holdings Ltd. (South Africa)	6,913
528,387	Close Brothers Group PLC (United Kingdom)*	2,915
706,417	DBS Group Holdings Ltd. (Singapore)	29,247
1,313,037	DNB Bank ASA (Norway)	33,516
376,700	Grupo Financiero Banorte SAB de CV Class O (Mexico)	3,536
803,124	HDFC Bank Ltd. (India)	8,936
1,979,600	Japan Post Bank Co. Ltd. (Japan)	22,181
25,482,605	Lloyds Banking Group PLC (United Kingdom)	29,878
1,537,600	Mitsubishi UFJ Financial Group, Inc. (Japan)	23,226
437,999	National Bank of Greece SA (Greece)	6,438
2,850,400	Resona Holdings, Inc. (Japan)	27,481
147,553	Shinhan Financial Group Co. Ltd. (South Korea)	7,579
2,664,040	Standard Chartered PLC (United Kingdom)	54,685
1,096,600	Sumitomo Mitsui Trust Group, Inc. (Japan)	30,120
1,383,113	Svenska Handelsbanken AB Class A (Sweden)	18,049
1,007,469	UniCredit SpA (Italy)	74,600
		549,010
BEVERAGES—3.7%
397,200	Arca Continental SAB de CV (Mexico)	3,843
2,082,400	Asahi Group Holdings Ltd. (Japan)	22,452
236,723	Carlsberg AS Class B (Denmark)	27,834
143,981	Coca-Cola Europacific Partners PLC (United States)	12,790
3,477,956	Davide Campari-Milano NV (Italy)	24,213
1,379,609	Diageo PLC (United Kingdom)	31,733
880,600	Kirin Holdings Co. Ltd. (Japan)	12,384
1,038,568	Treasury Wine Estates Ltd. (Australia)	4,068
		139,317
BIOTECHNOLOGY—0.5%
156,334	CSL Ltd. (Australia)	18,219
BROADLINE RETAIL—0.5%
154,920	Naspers Ltd. Class N (South Africa)	10,881
156,700	Seria Co. Ltd. (Japan)	2,984
236,606	Vipshop Holdings Ltd. ADR (China)[1]	4,138
		18,003
BUILDING PRODUCTS—2.0%
925,732	Assa Abloy AB Class B (Sweden)	34,886
45,695	Geberit AG (Switzerland)	33,404
1,950,474	Reliance Worldwide Corp. Ltd. (Australia)	5,289
		73,579

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—4.2%
1,770,500	3i Group PLC (United Kingdom)	$102,460
2,033,600	B3 SA - Brasil Bolsa Balcao (Brazil)	4,785
116,600	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	6,355
900,625	IG Group Holdings PLC (United Kingdom)	13,183
1,901,693	Jupiter Fund Management PLC (United Kingdom)	3,807
2,931,600	Nomura Holdings, Inc. (Japan)	20,920
257,490	Rathbones Group PLC (United Kingdom)	6,036
		157,546
CHEMICALS—0.2%
420,700	Air Water, Inc. (Japan)	5,875
COMMERCIAL SERVICES & SUPPLIES—1.3%
137,180	Befesa SA (Germany)[2]	4,543
227,500	Daiei Kankyo Co. Ltd. (Japan)	5,060
466,376	Elis SA (France)	12,988
227,100	Secom Co. Ltd. (Japan)	7,677
5,595,311	Serco Group PLC (United Kingdom)	18,671
		48,939
CONSTRUCTION & ENGINEERING—1.2%
310,800	Kinden Corp. (Japan)	12,450
1,017,900	Obayashi Corp. (Japan)	17,220
208,674	Taisei Corp. (Japan)	15,183
		44,853
CONSTRUCTION MATERIALS—1.8%
190,979	Amrize Ltd. (Switzerland)*	9,882
406,678	Cemex SAB de CV ADR (Mexico)[1]	4,128
190,979	Holcim AG (Switzerland)	16,978
526,600	Taiheiyo Cement Corp. (Japan)	14,288
776,741	Wienerberger AG (Austria)	23,057
		68,333
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.0%
111,261	Bid Corp. Ltd. (South Africa)	2,754
594,052	Koninklijke Ahold Delhaize NV (Netherlands)	24,309
743,200	Seven & i Holdings Co. Ltd. (Japan)	9,453
95,013	X5 Retail Group NV GDR (Russia)*,1	— [x]
		36,516
CONTAINERS & PACKAGING—0.5%
6,267,782	Orora Ltd. (Australia)	8,245
490,800	Toyo Seikan Group Holdings Ltd. (Japan)	11,018
		19,263
DISTRIBUTORS—0.2%
718,674	Inchcape PLC (United Kingdom)	7,212
DIVERSIFIED CONSUMER SERVICES—0.1%
124,692	Laureate Education, Inc. (United States)*	3,620
DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
47,491,500	NTT, Inc. (Japan)	48,881
ELECTRIC UTILITIES—0.7%
1,201,428	Iberdrola SA (Spain)	24,348
ELECTRICAL EQUIPMENT—3.3%
164,663	Havells India Ltd. (India)	2,766
118,619	Legrand SA (France)	20,484
737,700	Mitsubishi Electric Corp. (Japan)	20,945
195,063	Schneider Electric SE (France)	55,579
1,184,003	Vestas Wind Systems AS (Denmark)	24,215
		123,989

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
131,000	Delta Electronics, Inc. (Taiwan)	$4,213
525,000	Murata Manufacturing Co. Ltd. (Japan)	11,320
		15,533
ENERGY EQUIPMENT & SERVICES—0.5%
3,006,233	John Wood Group PLC (United Kingdom)*	— [x]
494,715	Technip Energies NV (France)	20,102
		20,102
ENTERTAINMENT—0.1%
217,635	Tencent Music Entertainment Group ADR (China)[1]	4,858
FINANCIAL SERVICES—0.6%
791,230	Edenred SE (France)	22,743
FOOD PRODUCTS—2.0%
622,050	AVI Ltd. (South Africa)	3,459
296,836	Bakkafrost P (Norway)	13,630
96,049	Gruma SAB de CV Class B (Mexico)	1,627
591,530	Marico Ltd. (India)	4,809
195,300	Megmilk Snow Brand Co. Ltd. (Japan)	3,582
281,000	NH Foods Ltd. (Japan)	10,378
311,660	Salmar ASA (Norway)	17,501
170,100	Toyo Suisan Kaisha Ltd. (Japan)	12,329
97,157	Viscofan SA (Spain)	6,038
		73,353
GROUND TRANSPORTATION—0.7%
559,600	East Japan Railway Co. (Japan)	13,668
646,400	West Japan Railway Co. (Japan)	13,285
		26,953
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
86,846	BioMerieux (France)	11,182
249,864	Coloplast AS Class B (Denmark)	22,599
5,650,433	Convatec Group PLC (United Kingdom)[2]	18,147
503,000	Demant AS (Denmark)*	16,735
78,451	EssilorLuxottica SA (France)	28,730
2,607,500	Olympus Corp. (Japan)	32,090
259,000	Sysmex Corp. (Japan)	2,887
		132,370
HEALTH CARE PROVIDERS & SERVICES—0.8%
285,961	Amplifon SpA (Italy)	4,887
298,070	Fresenius Medical Care AG (Germany)	16,002
41,400	Medipal Holdings Corp. (Japan)	674
495,200	Ship Healthcare Holdings, Inc. (Japan)	7,408
		28,971
HEALTH CARE TECHNOLOGY—0.2%
542,200	M3, Inc. (Japan)	7,599
HOTELS, RESTAURANTS & LEISURE—3.5%
233,957	Aristocrat Leisure Ltd. (Australia)	9,680
1,194,002	Compass Group PLC (United Kingdom)	39,521
231,153	Domino’s Pizza Enterprises Ltd. (Australia)	2,768
2,542,281	Entain PLC (United Kingdom)	26,480
2,101,000	Galaxy Entertainment Group Ltd. (Hong Kong)	10,468
165,769	InterContinental Hotels Group PLC (United Kingdom)	19,996
6,307,992	SSP Group PLC (United Kingdom)	12,748
205,190	Whitbread PLC (United Kingdom)	7,812
		129,473
HOUSEHOLD DURABLES—1.6%
1,743,731	Barratt Redrow PLC (United Kingdom)	8,629
201,130	GN Store Nord AS (Denmark)*	3,522
454,600	Midea Group Co. Ltd. Class A (China)	4,883

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
646,200	Nikon Corp. (Japan)	$7,537
1,230,300	Sony Group Corp. (Japan)	34,263
		58,834
HOUSEHOLD PRODUCTS—0.9%
429,135	Reckitt Benckiser Group PLC (United Kingdom)	32,824
INDUSTRIAL CONGLOMERATES—1.6%
1,147,000	CK Hutchison Holdings Ltd. (Hong Kong)	7,606
272,211	DCC PLC (United Kingdom)	17,933
365,600	Hitachi Ltd. (Japan)	12,489
291,000	Jardine Matheson Holdings Ltd. (Hong Kong)	17,086
680,000	Swire Pacific Ltd. Class A (Hong Kong)	5,616
		60,730
INSURANCE—6.4%
384,988	Admiral Group PLC (United Kingdom)	16,576
6,151,000	AIA Group Ltd. (Hong Kong)	59,854
76,942	Hannover Rueck SE (Germany)	21,965
1,014,723	Hiscox Ltd. (United Kingdom)	18,344
1,293,100	Japan Post Holdings Co. Ltd. (Japan)	12,118
2,285,406	Prudential PLC (United Kingdom)	31,786
1,163,864	QBE Insurance Group Ltd. (Australia)	15,101
2,402,818	Sampo OYJ Class A (Finland)	26,782
932,900	Tokio Marine Holdings, Inc. (Japan)	34,791
		237,317
INTERACTIVE MEDIA & SERVICES—0.8%
1,294,367	Auto Trader Group PLC (United Kingdom)[2]	13,279
1,995,639	Rightmove PLC (United Kingdom)	17,523
		30,802
IT SERVICES—0.6%
125,214	Alten SA (France)	10,312
320,400	NEC Corp. (Japan)	11,637
		21,949
LEISURE PRODUCTS—0.3%
585,200	Sega Sammy Holdings, Inc. (Japan)	10,828
LIFE SCIENCES TOOLS & SERVICES—0.7%
338,455	Eurofins Scientific SE (France)	23,871
105,586	Gerresheimer AG (Germany)	3,361
		27,232
MACHINERY—5.1%
320,946	Alfa Laval AB (Sweden)	15,254
208,582	ANDRITZ AG (Austria)	15,770
1,951,303	CNH Industrial NV (United States)	20,469
738,919	Fluidra SA (Spain)	21,388
259,166	GEA Group AG (Germany)	18,538
672,400	IHI Corp. (Japan)	13,921
609,000	Kubota Corp. (Japan)	7,885
225,100	Mitsubishi Heavy Industries Ltd. (Japan)	6,796
2,224,163	Rotork PLC (United Kingdom)	10,013
606,870	Sandvik AB (Sweden)	18,351
1,770,000	Sany Heavy Industry Co. Ltd. Class A (China)	5,508
111,948	Stabilus SE (Germany)	2,810
876,500	Techtronic Industries Co. Ltd. (Hong Kong)	10,223
50,100	Toyota Industries Corp. (Japan)	5,446
525,664	Wartsila OYJ Abp (Finland)	17,198
		189,570
MARINE TRANSPORTATION—0.2%
862,151	Irish Continental Group PLC (Ireland)	5,705

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MEDIA—1.1%
485,476	Future PLC (United Kingdom)	$3,915
602,500	Hakuhodo DY Holdings, Inc. (Japan)	4,361
6,792,306	ITV PLC (United Kingdom)	6,217
513,900	Nippon Television Holdings, Inc. (Japan)	12,469
324,700	TBS Holdings, Inc. (Japan)	11,211
619,631	WPP PLC (United Kingdom)	2,341
		40,514
METALS & MINING—4.5%
299,737	Acerinox SA (Spain)	3,860
796,602	ArcelorMittal SA (France)	30,411
909,241	BHP Group Ltd. (Australia)	25,921
1,614,861	Deterra Royalties Ltd. (Australia)	4,305
274,900	Dowa Holdings Co. Ltd. (Japan)	9,968
124,685	First Quantum Minerals Ltd. (Canada)*	2,589
8,541,705	Glencore PLC (United Kingdom)*	40,920
101,018	Newmont Corp. CDI (Australia)[1]	8,210
217,215	Severstal PAO GDR (Russia)*,1	— [x]
51,052	Southern Copper Corp. (Peru)	7,086
861,500	Sumitomo Metal Mining Co. Ltd. (Japan)	28,182
66,846	Valterra Platinum Ltd. (South Africa)	4,134
		165,586
OIL, GAS & CONSUMABLE FUELS—2.9%
9,621,502	BP PLC (United Kingdom)	56,370
511,743	Equinor ASA (Norway)	12,257
1,464,500	Idemitsu Kosan Co. Ltd. (Japan)	10,184
561,200	Inpex Corp. (Japan)	10,355
487,620	PRIO SA (Brazil)*	3,266
3,654,909	Santos Ltd. (Australia)	15,095
		107,527
PASSENGER AIRLINES—0.7%
40,047	Copa Holdings SA Class A (Panama)	5,014
2,036,588	easyJet PLC (United Kingdom)	12,967
1,244,028	Qantas Airways Ltd. (Australia)	8,288
		26,269
PERSONAL CARE PRODUCTS—0.2%
529,300	Shiseido Co. Ltd. (Japan)	8,915
PHARMACEUTICALS—1.6%
1,020,132	Novo Nordisk AS Class B (Denmark)	50,223
366,000	Tsumura & Co. (Japan)	8,490
		58,713
PROFESSIONAL SERVICES—3.5%
562,884	ALS Ltd. (Australia)	7,989
424,447	Capita PLC (United Kingdom)*	1,750
489,557	Experian PLC (United Kingdom)	22,835
397,383	Intertek Group PLC (United Kingdom)	26,469
3,353,787	IPH Ltd. (Australia)	8,086
2,698,084	Pagegroup PLC (United Kingdom)	8,375
247,550	Randstad NV (Netherlands)	9,702
1,058,844	RELX PLC (United Kingdom)	46,797
		132,003
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
979,992	China Resources Land Ltd. (China)	3,541
725,500	Daiwa House Industry Co. Ltd. (Japan)	24,615
1,579,879	Henderson Land Development Co. Ltd. (Hong Kong)	5,557
		33,713
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.7%
66,125	ASML Holding NV (Netherlands)	69,915

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
406,800	ASMPT Ltd. (Hong Kong)	$4,282
105,000	MediaTek, Inc. (Taiwan)	4,453
451,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	21,810
		100,460
SOFTWARE—0.3%
256,379	Dassault Systemes SE (France)	7,296
40,500	Oracle Corp. (Japan)	3,734
		11,030
SPECIALTY RETAIL—2.0%
704,400	ABC-Mart, Inc. (Japan)	12,067
429,600	Nitori Holdings Co. Ltd. (Japan)	6,960
2,458,951	Pets at Home Group PLC (United Kingdom)	6,927
1,753,400	USS Co. Ltd. (Japan)	19,354
1,036,844	WH Smith PLC (United Kingdom)	9,210
1,052,000	Zhongsheng Group Holdings Ltd. (China)	1,661
1,984,000	ZOZO, Inc. (Japan)	17,151
		73,330
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
257,557	Advantech Co. Ltd. (Taiwan)	2,616
104,330	Samsung Electronics Co. Ltd. (South Korea)	7,854
		10,470
TEXTILES, APPAREL & LUXURY GOODS—2.5%
96,508	adidas AG (Germany)	18,248
243,162	Cie Financiere Richemont SA Class A (Switzerland)	48,099
594,500	Li Ning Co. Ltd. (China)	1,292
10,063,200	Samsonite Group SA (Hong Kong)[2]	21,043
412,618	Shenzhou International Group Holdings Ltd. (China)	3,562
		92,244
TRADING COMPANIES & DISTRIBUTORS—1.8%
247,200	BOC Aviation Ltd. (China)[2]	2,167
309,591	Brenntag SE (Germany)	17,194
818,439	Bunzl PLC (United Kingdom)	24,879
441,700	Mitsubishi Corp. (Japan)	10,606
365,295	Rexel SA (France)	12,667
		67,513
TRANSPORTATION INFRASTRUCTURE—0.2%
950,600	Mitsubishi Logistics Corp. (Japan)	6,893
WIRELESS TELECOMMUNICATION SERVICES—0.2%
528,283	Empresa Nacional de Telecomunicaciones SA (Chile)	2,517
80,812	Millicom International Cellular SA (Sweden)	3,807
		6,324
TOTAL COMMON STOCKS (Cost $2,494,482)		3,645,885

PREFERRED STOCKS—0.1%

(Cost $2,186)
BEVERAGES—0.1%
853,850	Embotelladora Andina SA (Chile)	3,841
TOTAL INVESTMENTS—98.2% (Cost $2,496,668)		3,649,726
CASH AND OTHER ASSETS, LESS LIABILITIES—1.8%		67,413
TOTAL NET ASSETS—100%		$3,717,139

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of October 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$28,141	$—	$28,141
Europe	3,807	2,264,358	—	2,268,165
Latin America	33,285	2,517	—	35,802
Middle East/Central Asia	—	31,944	—	31,944
North America	39,468	—	—	39,468
Pacific Basin	8,996	1,233,369	—	1,242,365
Preferred Stocks
Latin America	—	3,841	—	3,841
Total Investments in Securities	$85,556	$3,564,170	$—	$3,649,726
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the year ended October 31, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 10/31/2025 (000s)	Unrealized Gain/(Loss) as of 10/31/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(14,518)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 10/31/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
John Wood Group PLC (United Kingdom)*	$—	Market Approach	Estimated Recovery Value	GBP 0.00
Severstal PAO GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$ 0.00
X5 RetailGroupNVGDR (Russia)*	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $59,179 or 2% of net assets.
GBP
Great British Pound
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: C WorldWide Asset Management
Value and Cost in Thousands

COMMON STOCKS—99.1%
Shares		Value
BANKS—7.6%
2,111,800	Bank Central Asia Tbk. PT (Indonesia)	$1,081
76,224	HDFC Bank Ltd. ADR (India)[1]	2,761
		3,842
BROADLINE RETAIL—7.0%
657	MercadoLibre, Inc. (Brazil)*	1,529
29,209	Prosus NV (China)	2,019
		3,548
BUILDING PRODUCTS—3.5%
46,703	Assa Abloy AB Class B (Sweden)	1,760
CAPITAL MARKETS—3.2%
6,414	Deutsche Boerse AG (Germany)	1,624
CHEMICALS—2.8%
3,349	Linde PLC (United States)	1,401
CONSTRUCTION & ENGINEERING—2.3%
8,834	Vinci SA (France)	1,181
CONSTRUCTION MATERIALS—2.1%
4,646	Heidelberg Materials AG (Germany)	1,090
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.1%
260,619	Tesco PLC (United Kingdom)	1,573
ELECTRIC UTILITIES—2.6%
53,313	SSE PLC (United Kingdom)	1,343
ELECTRICAL EQUIPMENT—3.5%
6,301	Schneider Electric SE (France)	1,795
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
3,000	Keyence Corp. (Japan)	1,114
FOOD PRODUCTS—3.2%
16,803	Nestle SA (United States)	1,606
HEALTH CARE EQUIPMENT & SUPPLIES—4.5%
14,000	Hoya Corp. (Japan)	2,274
HOTELS, RESTAURANTS & LEISURE—3.0%
46,408	Compass Group PLC (United Kingdom)	1,536
HOUSEHOLD DURABLES—4.1%
73,900	Sony Group Corp. (Japan)	2,058

COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—4.2%
7,504	Siemens AG (Germany)	$2,127
INSURANCE—3.8%
197,000	AIA Group Ltd. (Hong Kong)	1,917
MACHINERY—2.0%
3,000	SMC Corp. (Japan)	1,027
PERSONAL CARE PRODUCTS—2.7%
3,321	L’Oreal SA (France)	1,386
PHARMACEUTICALS—8.9%
11,921	AstraZeneca PLC (United Kingdom)	1,966
7,685	Galderma Group AG (Switzerland)	1,427
22,395	Novo Nordisk AS Class B (Denmark)	1,103
		4,496
PROFESSIONAL SERVICES—3.0%
34,167	RELX PLC (United Kingdom)	1,510
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.3%
1,698	ASML Holding NV (Netherlands)	1,795
11,393	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	3,423
		5,218
SOFTWARE—3.7%
7,307	SAP SE (Germany)	1,900
TEXTILES, APPAREL & LUXURY GOODS—2.8%
1,991	LVMH Moet Hennessy Louis Vuitton SE (France)	1,407
TRADING COMPANIES & DISTRIBUTORS—3.0%
6,209	Ferguson Enterprises, Inc. (United States)	1,532
TOTAL COMMON STOCKS (Cost $45,184)		50,265
TOTAL INVESTMENTS—99.1% (Cost $45,184)		50,265
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		466
TOTAL NET ASSETS—100%		$50,731

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of October 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$26,523	$—	$26,523
Latin America	1,529	—	—	1,529
Middle East/Central Asia	2,761	—	—	2,761
North America	1,401	3,138	—	4,539
Pacific Basin	3,423	11,490	—	14,913
Total Investments in Securities	$9,114	$41,151	$—	$50,265
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Acadian Asset Management LLC
Value and Cost in Thousands

COMMON STOCKS—93.8%
Shares		Value
AEROSPACE & DEFENSE—3.5%
14,531	Airbus SE (France)	$3,583
4,317	Dassault Aviation SA (France)	1,391
172,782	Leonardo SpA (Italy)	10,166
52,137	Safran SA (France)	18,525
161,700	Singapore Technologies Engineering Ltd. (Singapore)	1,053
		34,718
AUTOMOBILE COMPONENTS—1.2%
26,400	Aisin Corp. (Japan)	475
24,101	Aumovio SE (Germany)*	1,036
48,202	Continental AG (Germany)	3,683
378,600	Denso Corp. (Japan)	5,290
8,218	Forvia SE (France)*	105
8,700	Ichikoh Industries Ltd. (Japan)	27
4,700	Imasen Electric Industrial (Japan)	24
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	131
7,000	Linamar Corp. (Canada)	379
13,300	Mitsuba Corp. (Japan)	81
111,600	Somboon Advance Technology PCL NVDR (Thailand)[1]	45
5,700	Taiho Kogyo Co. Ltd. (Japan)	25
4,800	Unipres Corp. (Japan)	37
		11,338
AUTOMOBILES—0.8%
1,326,500	BAIC Motor Corp. Ltd. Class H (China)*,2	343
156,500	DRB-Hicom Bhd. (Malaysia)	47
87,200	Honda Motor Co. Ltd. (Japan)	881
44,800	Isuzu Motors Ltd. (Japan)	550
132,500	Mazda Motor Corp. (Japan)	913
1,344,000	Nissan Motor Co. Ltd. (Japan)*	3,072
23,300	Subaru Corp. (Japan)	496
51,700	Toyota Motor Corp. (Japan)	1,054
167,750	Volvo Car AB Class B (Sweden)*	582
		7,938
BANKS—20.0%
362,071	ABN AMRO Bank NV CVA (Netherlands)[1,2]	10,818
217,714	Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	854
78,824	Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	453
423,806	ANZ Group Holdings Ltd. (Australia)	10,151
5,700	Awa Bank Ltd. (Japan)	135
972,400	Banco Bilbao Vizcaya Argentaria SA (Spain)	19,590
889,555	Banco Comercial Portugues SA Class R (Portugal)	785
850,225	Banco Santander SA (Spain)	8,664
164,300	Bangkok Bank PCL NVDR (Thailand)[1]	805
741,065	Bank Danamon Indonesia Tbk. PT (Indonesia)	115
8,947	Bank Polska Kasa Opieki SA (Poland)	458
158,717	Bankinter SA (Spain)	2,393
669,617	Barclays PLC ADR (United Kingdom)[1]	14,390
260,921	BNP Paribas SA (France)	20,210
1,904,341	CaixaBank SA (Spain)	20,128
32,260	Commercial Bank of Dubai PSC (United Arab Emirates)	86
106,800	Dah Sing Banking Group Ltd. (Hong Kong)	151
37,754	Erste Group Bank AG (Austria)	3,911
299,880	Eurobank Ergasias Services & Holdings SA (Greece)	1,128
39,135	Faisal Islamic Bank of Egypt (Egypt)	38
19,879	Hana Financial Group, Inc. (South Korea)	1,191
728,087	ING Groep NV (Netherlands)	18,180
336,300	Japan Post Bank Co. Ltd. (Japan)	3,768
280,300	Kasikornbank PCL NVDR (Thailand)[1]	1,616
2,488	KB Financial Group, Inc. (South Korea)	203
59,302	KBC Group NV (Belgium)	7,135
15,640	Komercni Banka AS (Czech Republic)	800
1,287,000	Krung Thai Bank PCL NVDR (Thailand)[1]	1,084
838,340	Lloyds Banking Group PLC (United Kingdom)	983

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
43,300	Mitsubishi UFJ Financial Group, Inc. (Japan)	$654
338,700	Mizuho Financial Group, Inc. (Japan)	11,345
210,420	National Bank of Greece SA (Greece)	3,093
1,301,591	NatWest Group PLC (United Kingdom)	10,020
2,329,000	Postal Savings Bank of China Co. Ltd. Class H (China)[2]	1,641
14,933	Raiffeisen Bank International AG (Austria)	557
484,616	Sharjah Islamic Bank (United Arab Emirates)	389
6,473	Shinhan Financial Group Co. Ltd. (South Korea)	333
17,018	Skandinaviska Enskilda Banken AB Class A (Sweden)	325
74,934	Societe Generale SA (France)	4,752
191,851	Standard Chartered PLC (United Kingdom)	3,938
403,800	Sumitomo Mitsui Financial Group, Inc. (Japan)	10,932
8,999,800	TMBThanachart Bank PCL NVDR (Thailand)[1]	515
11,100	Towa Bank Ltd. (Japan)	67
		198,784
BEVERAGES—0.0%
14,638	Ginebra San Miguel, Inc. (Philippines)	70
BIOTECHNOLOGY—0.4%
6,102	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	49
14,592	Genmab AS (Denmark)*	4,162
		4,211
BROADLINE RETAIL—1.5%
175,337	Falabella SA (Chile)	1,104
115,100	JD.com, Inc. Class A (China)	1,900
17,134	Kt alpha Co. Ltd. (South Korea)*	65
22,269	Next PLC (United Kingdom)	4,184
3,782	PDD Holdings, Inc. ADR (China)*,1	510
37,617	Sea Ltd. ADR (Singapore)*,1	5,878
75,639	Vipshop Holdings Ltd. ADR (China)[1]	1,323
		14,964
BUILDING PRODUCTS—0.8%
171	Belimo Holding AG (Switzerland)	185
300	BRC Asia Ltd. (Singapore)	1
66,900	Daikin Industries Ltd. (Japan)	7,772
30,994	Eurocell PLC (United Kingdom)	51
366,700	SCG Decor PCL NVDR (Thailand)[1]	56
		8,065
CAPITAL MARKETS—5.8%
475,021	Deutsche Bank AG (Germany)	17,006
38,051	Euronext NV (Netherlands)[2]	5,438
2,082	Fiducian Group Ltd. (Australia)	17
24,456	Futu Holdings Ltd. ADR (Hong Kong)[1]	4,868
1,763	HUB24 Ltd. (Australia)	131
34,000	iFAST Corp. Ltd. (Singapore)	253
205,232	Investec PLC (United Kingdom)	1,553
249,900	Japan Exchange Group, Inc. (Japan)	2,787
290,000	Nomura Holdings, Inc. (Japan)	2,069
173,200	Singapore Exchange Ltd. (Singapore)	2,247
858	Titanium OYJ (Finland)	6
548,485	UBS Group AG (Switzerland)	20,988
1,706	VIEL & Cie SA (France)	35
309	VP Bank AG Class A (Liechtenstein)	31
7,791	XTB SA (Poland)[2]	147
		57,576
CHEMICALS—0.5%
100	Achilles Corp. (Japan)	1
177,004	Dyno Nobel Ltd. (Australia)	372
13,446	Grupa Azoty SA (Poland)*	68
1,937	Kukdo Chemical Co. Ltd. (South Korea)	44

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
2,200	Nippon Carbide Industries Co., Inc. (Japan)	$30
20,252	Orica Ltd. (Australia)	294
7,100	Riken Technos Corp. (Japan)	64
265,890	Sasol Ltd. (South Africa)*	1,664
5,600	Sekisui Kasei Co. Ltd. (Japan)*	13
55,027	Yara International ASA (Brazil)	2,005
11,200	Zacros Corp. (Japan)	77
		4,632
COMMERCIAL SERVICES & SUPPLIES—0.2%
800	Ajis Co. Ltd. (Japan)	15
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)	33
92,676	Brambles Ltd. (Australia)	1,506
1,074	Cewe Stiftung & Co. KGaA (Germany)	123
8,961	Mears Group PLC (United Kingdom)	42
7,282	NICE Infra Co. Ltd. (South Korea)	21
1,900	Sato Corp. (Japan)	27
9,067	SPIE SA (France)	462
2,500	Takara & Co. Ltd. (Japan)	66
		2,295
COMMUNICATIONS EQUIPMENT—1.3%
1,712	EVS Broadcast Equipment SA (Belgium)	72
4,882	Nokia OYJ (Finland)	33
244,794	Nokia OYJ ADR (Finland)[1]	1,691
1,117,816	Telefonaktiebolaget LM Ericsson ADR (Sweden)[1]	11,279
2,784	Ubiquoss Holdings, Inc. (South Korea)	21
		13,096
CONSTRUCTION & ENGINEERING—0.3%
4,157	AF Gruppen ASA (Norway)	70
251,270	Analogue Holdings Ltd. (Hong Kong)	29
13,188	Boustead Singapore Ltd. (Singapore)	18
5,000	Dai-Ichi Cutter Kogyo KK (Japan)	42
4,207	Eiffage SA (France)	518
19,918	GenusPlus Group Ltd. (Australia)	90
7,440	HOCHTIEF AG (Germany)	2,136
258	Per Aarsleff Holding AS (Denmark)	29
44,380	Service Stream Ltd. (Australia)	66
1,500	Ueki Corp. (Japan)	24
		3,022
CONSTRUCTION MATERIALS—0.1%
151,097	Cemex SAB de CV (Mexico)	153
99,257	Cemex SAB de CV ADR (Mexico)[1]	1,008
		1,161
CONSUMER FINANCE—0.0%
102,000	Sun Hung Kai & Co. Ltd. (Hong Kong)	51
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.1%
259,378	Koninklijke Ahold Delhaize NV (Netherlands)	10,614
7,200	Medical System Network Co. Ltd. (Japan)	23
3,600	Orsero SpA (Italy)	75
95,540	Tesco PLC (United Kingdom)	577
		11,289
CONTAINERS & PACKAGING—0.0%
9,900	Thantawan Industry PCL NVDR (Thailand)[1]	8
DISTRIBUTORS—0.0%
52,861	Smiths News PLC (United Kingdom)	42
DIVERSIFIED CONSUMER SERVICES—0.0%
2,300	Aucnet, Inc. (Japan)	30
1,494,000	China Yuhua Education Corp. Ltd. (China)*,2	107
8,558	D2L, Inc. (Canada)*	106

COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED CONSUMER SERVICES—Continued
132,000	Edvantage Group Holdings Ltd. (China)	$24
2,761	MegaStudyEdu Co. Ltd. (South Korea)	81
2,602	Youdao, Inc. ADR (China)*,1	27
		375
DIVERSIFIED REITS—0.1%
56,175	Merlin Properties Socimi SA (Spain)	875
DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
788	Cyber Folks SA (Poland)	39
33,478	Emirates Integrated Telecommunications Co. PJSC (United Arab Emirates)	86
389,699	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	2,058
95,897	Hellenic Telecommunications Organization SA (Greece)	1,801
100,942	KT Corp. ADR (South Korea)[1]	1,872
604	Magyar Telekom Telecommunications PLC ADR (Hungary)[1]	16
812,200	NTT, Inc. (Japan)	836
2,300	Quebecor, Inc. Class B (Canada)	73
3,051,000	Singapore Telecommunications Ltd. (Singapore)	9,959
196,182	Telia Co. AB (Sweden)	772
		17,512
ELECTRIC UTILITIES—0.1%
171,278	PGE Polska Grupa Energetyczna SA (Poland)*	519
ELECTRICAL EQUIPMENT—2.8%
338,447	ABB Ltd. (Switzerland)	25,163
94,299	China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)*	22
5,600	Chiyoda Integre Co. Ltd. (Japan)	112
124,300	ISDN Holdings Ltd. (China)	41
90,600	Mitsubishi Electric Corp. (Japan)	2,572
1,986	Siemens Energy AG (Germany)*	247
51,000	Xingye Alloy Materials Group Ltd. (China)*	6
		28,163
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
20,700	Allied Tecnologia SA (Brazil)	39
70,000	Aztech Global Ltd. (Singapore)	36
11,637	Barco NV (Belgium)	166
2,031	Berner Industrier AB (Sweden)	17
2,000	Celestica, Inc. (Canada)*	689
27,545	Codan Ltd. (Australia)	652
2,300	Daitron Co. Ltd. (Japan)	69
77,905	DataTec Ltd. (South Africa)	323
28,300	Delta Electronics Thailand PCL NVDR (Thailand)[1]	190
1,000	Enplas Corp. (Japan)	53
6,765	Hon Hai Precision Industry Co. Ltd. GDR (Taiwan)[1]	113
14,482	LG Innotek Co. Ltd. (South Korea)	2,443
30,700	Murata Manufacturing Co. Ltd. (Japan)	662
19,552	Namuga Co. Ltd. (South Korea)	231
2,700	Nihon Denkei Co. Ltd. (Japan)	36
3,520	Samsung Electro-Mechanics Co. Ltd. (South Korea)	603
6,100	Shinko Shoji Co. Ltd. (Japan)	40
2,700	SMK Corp. (Japan)	40
84,800	TDK Corp. (Japan)	1,482
14,212	Tovis Co. Ltd. (South Korea)	149
11,713	WiSoL Co. Ltd. (South Korea)	46
3,400	Yokogawa Electric Corp. (Japan)	102
		8,181
ENERGY EQUIPMENT & SERVICES—0.1%
34,656	Enerflex Ltd. (Canada)	436
23,013	PHX Energy Services Corp. (Canada)	125
6,700	Source Energy Services Ltd. (Canada)*	59

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
9,418	Technip Energies NV (France)	$383
		1,003
ENTERTAINMENT—2.6%
1,447	11 bit studios SA (Poland)*	69
122,000	Archosaur Games, Inc. (China)*,2	32
7,588	Borussia Dortmund GmbH & Co. KGaA (Germany)	30
37,400	Capcom Co. Ltd. (Japan)	977
22,046	CD Projekt SA (Poland)	1,515
3,049	Devsisters Co. Ltd. (South Korea)*	90
22,879	IGG, Inc. (Singapore)	11
4,859	Neowiz (South Korea)*	83
157,200	NetEase, Inc. (China)	4,411
86,700	Nexon Co. Ltd. (Japan)	1,768
30,800	Nintendo Co. Ltd. (Japan)	2,627
20,192	Spotify Technology SA (United States)*	13,232
2,718	TEN Square Games SA (Poland)	67
81,000	XD, Inc. (China)	703
		25,615
FINANCIAL SERVICES—0.4%
69,250	Banca Mediolanum SpA (Italy)	1,392
130,360	FirstRand Ltd. (South Africa)	619
1,181	Generalfinance SpA (Italy)	26
332,000	Haitong UniTrust International Leasing Co. Ltd. Class H (China)[2]	35
2,561	HAL Trust (Netherlands)	402
435,962	M&G PLC (United Kingdom)	1,509
95,700	Pacific Century Regional Developments Ltd. (Singapore)	33
18,889	Pagseguro Digital Ltd. Class A (Brazil)	181
		4,197
FOOD PRODUCTS—0.1%
228,100	CAB Cakaran Corp. Bhd. (Malaysia)	47
78,000	CCK Consolidated Holdings Bhd. (Malaysia)	22
1,500,000	China Starch Holdings Ltd. (China)	37
9,063	Easy Holdings Co. Ltd. (South Korea)	24
24,300	First Resources Ltd. (Indonesia)	37
370,300	Hap Seng Plantations Holdings Bhd. (Malaysia)	200
58,700	Kawan Food Bhd. (Malaysia)	14
1,600	Kenko Mayonnaise Co. Ltd. (Japan)	19
561	Maeil Holdings Co. Ltd. (South Korea)	4
528,800	Malindo Feedmill Tbk. PT (Indonesia)	27
44,400	Minerva SA (Brazil)*	59
191,200	MKH Oil Palm East Kalimantan Bhd. (Malaysia)	29
3,800	Nestle Malaysia Bhd. (Malaysia)	103
811,600	Salim Ivomas Pratama Tbk. PT (Indonesia)	30
5,100	Saputo, Inc. (Canada)	123
98,600	Sarawak Plantation Bhd. (Malaysia)	67
210,100	SD Guthrie Bhd. (Malaysia)	265
		1,107
GAS UTILITIES—0.1%
16,415	Naturgy Energy Group SA (Spain)	497
644,700	Perusahaan Gas Negara Tbk. PT (Indonesia)	68
		565
GROUND TRANSPORTATION—0.0%
341,700	BTS Rail Mass Transit Growth Infrastructure Fund Class F (Thailand)	28
384,000	Guangshen Railway Co. Ltd. Class H (China)	113
14,200	SBS Transit Ltd. (Singapore)	35
		176
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
91,250	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (China)	223
56,531	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,197

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
1,500	Fukuda Denshi Co. Ltd. (Japan)	$68
19,700	Olympus Corp. (Japan)	243
46,237	Smith & Nephew PLC ADR (United Kingdom)[1]	1,702
115,000	Sysmex Corp. (Japan)	1,282
		4,715
HEALTH CARE PROVIDERS & SERVICES—0.4%
61,320	Fresenius SE & Co. KGaA (Germany)	3,529
19,831	Humana AB (Sweden)	101
4,800	Japan Medical Dynamic Marketing, Inc. (Japan)	15
47,000	Ladprao General Hospital PCL NVDR (Thailand)[1]	5
2,424	Oriola OYJ Class B (Finland)	3
		3,653
HEALTH CARE TECHNOLOGY—0.2%
21,561	Ascom Holding AG (Switzerland)	96
12,960	Pro Medicus Ltd. (Australia)	2,225
		2,321
HOTELS, RESTAURANTS & LEISURE—1.2%
249,462	Aristocrat Leisure Ltd. (Australia)	10,322
4,523	Betsson AB Class B (Sweden)	70
51,798	Carnival PLC ADR (United States)*,1	1,347
400,400	Champ Resto Indonesia Tbk. PT (Indonesia)*	17
9,128	Fuller Smith & Turner PLC Class A (United Kingdom)	74
33,000	Galaxy Entertainment Group Ltd. (Hong Kong)	164
83,100	Jaya Bersama Indo Tbk. PT (Indonesia)*	— [x]
1,727	Nordrest Holding AB (Sweden)	41
298,800	Oriental Kopi Holdings Bhd. (Malaysia)*	103
909	Shinsegae Food Co. Ltd. (South Korea)	23
50,649	Tabcorp Holdings Ltd. (Australia)	35
55,600	Zen Corp. Group PCL NVDR (Thailand)[1]	10
		12,206
HOUSEHOLD DURABLES—1.2%
107,600	Chervon Holdings Ltd. (China)	279
5	Dom Development SA (Poland)	1
34,207	LG Electronics, Inc. (South Korea)	2,098
2,600	Nihon Trim Co. Ltd. (Japan)	81
72,200	Panasonic Holdings Corp. (Japan)	839
319,900	Sony Group Corp. (Japan)	8,909
		12,207
HOUSEHOLD PRODUCTS—0.0%
17,579	McBride PLC (United Kingdom)	27
247,700	Unilever Indonesia Tbk. PT (Indonesia)	38
		65
INDUSTRIAL CONGLOMERATES—1.0%
1,248	AntarChile SA (Chile)	10
530,900	LT Group, Inc. (Philippines)	132
35,493	Siemens AG (Germany)	10,059
		10,201
INSURANCE—2.4%
11,000	Allianz Malaysia Bhd. (Malaysia)	47
446,900	Dai-ichi Life Holdings, Inc. (Japan)	3,137
35,836	Doha Insurance Co. QSC (Qatar)	25
30,332	Hanwha Life Insurance Co. Ltd. (South Korea)*	64
8,562	Heungkuk Fire & Marine Insurance Co. Ltd. (South Korea)*	22
5,540	Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)*	106
717,500	Japan Post Holdings Co. Ltd. (Japan)	6,724
11,400	Japan Post Insurance Co. Ltd. (Japan)	295
133,434	NN Group NV (Netherlands)	9,132
443,500	Sunshine Insurance Group Co. Ltd. Class H (China)	210
882	Talanx AG (Germany)	107

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
108,800	Tokio Marine Holdings, Inc. (Japan)	$4,058
7,336	Waterdrop, Inc. ADR (China)[1]	13
		23,940
INTERACTIVE MEDIA & SERVICES—1.4%
128,530	Auto Trader Group PLC (United Kingdom)[2]	1,319
41,420	Bilibili, Inc. Class Z (China)*	1,251
2,833	JOYY, Inc. ADR (China)[1]	168
740,100	Kuaishou Technology (China)[2]	6,871
2,000	MarkLines Co. Ltd. (Japan)	26
7,557	REA Group Ltd. (Australia)	1,053
87,718	Rightmove PLC (United Kingdom)	770
10,171	Scout24 SE (Germany)[2]	1,176
83,431	Yalla Group Ltd. ADR (United Arab Emirates)*,1	633
31,054	Zhihu, Inc. ADR (China)*,1	135
		13,402
IT SERVICES—1.9%
2,400	Avant Group Corp. (Japan)	25
4,200	Core Corp. (Japan)	56
138,500	Fujitsu Ltd. (Japan)	3,609
1,500	GMO GlobalSign Holdings KK (Japan)	20
2,600	ID Holdings Corp. (Japan)	34
418,000	Mastersystem Infotama PT (Indonesia)	35
114,300	NEC Corp. (Japan)	4,152
65,100	Obic Co. Ltd. (Japan)	2,020
217,100	Otsuka Corp. (Japan)	4,292
44,100	TIS, Inc. (Japan)	1,519
4,200	Ubicom Holdings, Inc. (Japan)	31
36,454	VTEX Class A (Brazil)*	164
21,350	Wix.com Ltd. (Israel)*	3,107
700	Zuken, Inc. (Japan)	22
		19,086
LEISURE PRODUCTS—0.0%
7,500	Sankyo Co. Ltd. (Japan)	130
MACHINERY—3.3%
4,393	China Yuchai International Ltd. (China)	163
92,000	CIMC Enric Holdings Ltd. (China)	89
2,101	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	133
8,382	Daechang Forging Co. Ltd. (South Korea)	39
931	Danieli & C Officine Meccaniche SpA (Italy)	50
2,156	Duerr AG (Germany)	50
3,602	DY POWER Corp. (South Korea)	32
38,412	GEA Group AG (Germany)	2,748
74,439	Heidelberger Druckmaschinen AG (Germany)*	168
1,850	Knorr-Bremse AG (Germany)	172
90,900	Komatsu Ltd. (Japan)	3,041
26,856	Kone OYJ Class B (Finland)	1,794
55,100	Kubota Corp. (Japan)	713
17,700	Makita Corp. (Japan)	535
2,200	Nitto Kohki Co. Ltd. (Japan)	24
371	Palfinger AG (Austria)	14
2,500	Rheon Automatic Machinery Co. Ltd. (Japan)	23
77,762	Sandvik AB (Sweden)	2,352
76,000	Sany Heavy Equipment International Holdings Co. Ltd. (China)	72
19,023	Schindler Holding AG (Switzerland)	6,776
15,002	SKF AB Class B (Sweden)	385
15,500	SMC Corp. (Japan)	5,306
4,700	Sodick Co. Ltd. (Japan)	30
252,204	Wartsila OYJ Abp (Finland)	8,251
52,300	Yangzijiang Shipbuilding Holdings Ltd. (China)	141
		33,101
MARINE TRANSPORTATION—0.8%
2,657	AP Moller - Maersk AS Class B (Denmark)	5,463

COMMON STOCKS—Continued
Shares		Value
MARINE TRANSPORTATION—Continued
70,874	Costamare, Inc. (Monaco)	$866
3,617	Danaos Corp. (Greece)	329
2,649	Euroseas Ltd. (Greece)	152
341,700	Samudera Shipping Line Ltd. (Singapore)	255
236,000	SITC International Holdings Co. Ltd. (China)	871
		7,936
MEDIA—0.1%
9,526	Alter Ego Media SA (Greece)	67
6,846	Criteo SA ADR (France)*,1	157
741	KT Millie Seojae Co. Ltd. (South Korea)*	7
27,388	LG HelloVision Co. Ltd. (South Korea)*	47
19,135	Next 15 Group PLC (United Kingdom)	104
588	NZME Ltd. (New Zealand)	—
158,443	Pico Far East Holdings Ltd. (Hong Kong)	53
33,805	PRT Co. Ltd. (Australia)*	—
41,048	Woongjin Thinkbig Co. Ltd. (South Korea)	42
128,000	Xiamen Jihong Technology Co. Ltd. Class H (China)	238
		715
METALS & MINING—2.8%
40,700	Amerigo Resources Ltd. (Canada)	89
18,085	Anglogold Ashanti PLC (United Kingdom)	1,230
148,760	BlueScope Steel Ltd. (Australia)	2,226
116,745	Boliden AB (Sweden)*	5,235
17,930	Capital Ltd. (Mauritius)	28
202,133	Capricorn Metals Ltd. (Australia)*	1,702
11,720	Centerra Gold, Inc. (Canada)	137
10,951	Dongkuk Holdings Co. Ltd. (South Korea)	56
15,400	Dynacor Group, Inc. (Canada)	50
12,300	Eldorado Gold Corp. (Turkey)*	315
29,478	ElvalHalcor SA (Greece)	109
33,645	Endeavour Mining PLC (Ivory Coast)	1,362
198,804	Evolution Mining Ltd. (Australia)	1,407
153,679	Fortuna Mining Corp. (Canada)*	1,270
35,000	Fresnillo PLC (Mexico)	1,023
171,248	Genesis Minerals Ltd. (Australia)*	651
587,250	Grange Resources Ltd. (Australia)*	104
96,409	Harmony Gold Mining Co. Ltd. ADR (South Africa)[1]	1,592
161,600	Hudbay Minerals, Inc. (Canada)	2,590
22,809	KG Chemical Corp. (South Korea)	78
15,931	KG Eco Solution Co. Ltd. (South Korea)	63
25,391	KGHM Polska Miedz SA (Poland)*	1,332
12,095	Kumba Iron Ore Ltd. (South Africa)	241
177,871	Macmahon Holdings Ltd. (Australia)	55
1,087,000	Nickel Asia Corp. (Philippines)	68
77,636	Northern Star Resources Ltd. (Australia)	1,252
397,400	OceanaGold Philippines, Inc. (Philippines)	180
35,973	Perenti Ltd. (Australia)	64
100,081	Perseus Mining Ltd. (Australia)	318
301,262	Sibanye Stillwater Ltd. (South Africa)*	799
7,738	Sibanye Stillwater Ltd. ADR (South Africa)*,1	82
685,425	South32 Ltd. (Australia)	1,417
26,100	Steppe Gold Ltd. (Canada)*	40
88	Tree Island Steel Ltd. (Canada)	—
436,314	Vault Minerals Ltd. (Australia)*	207
46,000	Volcan Cia Minera SAA Class B (Peru)*	7
		27,379
MULTI-UTILITIES—0.6%
131,343	A2A SpA (Italy)	383
1,354,218	Centrica PLC (United Kingdom)	3,191
425,571	Hera SpA (Italy)	1,910
		5,484
OFFICE REITS—0.0%
16,075	Helical PLC (United Kingdom)	44

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—3.6%
227,546	Adnoc Gas PLC (United Arab Emirates)	$216
5,622,600	Alamtri Resources Indonesia Tbk. PT (Indonesia)	637
270,500	Baramulti Suksessarana Tbk. PT (Indonesia)	65
320,838	BP PLC ADR (United States)[1]	11,271
672,700	ENEOS Holdings, Inc. (Japan)	4,244
41,848	Hafnia Ltd. (Singapore)	261
130,700	Hibiscus Petroleum Bhd. (Malaysia)	45
507,155	Horizon Oil Ltd. (Australia)	68
208,800	Idemitsu Kosan Co. Ltd. (Japan)	1,452
37,300	Journey Energy, Inc. (Canada)*	103
337,631	ORLEN SA (Poland)	9,151
700	Paramount Resources Ltd. Class A (Canada)	11
512,000	Petron Corp. (Philippines)	20
87,400	Petronas Dagangan Bhd. (Malaysia)	473
718,500	PTT Exploration & Production PCL NVDR (Thailand)[1]	2,381
35,555	Repsol SA (Spain)	652
98,526	Shell PLC (United States)	3,694
392,700	Thai Oil PCL NVDR (Thailand)[1]	434
7,460	Tsakos Energy Navigation Ltd. (Greece)	182
		35,360
PASSENGER AIRLINES—0.7%
16,746	Deutsche Lufthansa AG (Germany)	147
642,011	International Consolidated Airlines Group SA (United Kingdom)	3,530
513,844	Qantas Airways Ltd. (Australia)	3,423
8,362	Virgin Australia Holdings Ltd. (Australia)*	18
		7,118
PERSONAL CARE PRODUCTS—0.0%
6,614,819	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT (Indonesia)	223
1,999	Sarantis SA (Greece)	29
		252
PHARMACEUTICALS—11.1%
465,500	Astellas Pharma, Inc. (Japan)	4,873
108,558	AstraZeneca PLC ADR (United Kingdom)[1]	8,945
54,483	Bayer AG (Germany)	1,695
51,575	Daiichi Sankyo Co. Ltd. (Japan)	1,232
185,100	Eisai Co. Ltd. (Japan)	5,498
17,347	Galderma Group AG (Switzerland)	3,221
238,627	GSK PLC ADR (United States)[1]	11,182
22,942	Hikma Pharmaceuticals PLC (Jordan)	555
726	Ipsen SA (France)	102
15,100	Knight Therapeutics, Inc. (Canada)*	63
31,700	Nippon Shinyaku Co. Ltd. (Japan)	663
247,316	Novartis AG (United States)	30,608
163,400	Ono Pharmaceutical Co. Ltd. (Japan)	1,994
79	Orion OYJ Class A (Finland)	5
10,471	Orion OYJ Class B (Finland)	731
8,492	Richter Gedeon Nyrt (Hungary)	262
98,687	Roche Holding AG (United States)	31,967
37,341	Sandoz Group AG (Switzerland)	2,490
5,600	Seikagaku Corp. (Japan)	24
5,000	Shionogi & Co. Ltd. (Japan)	84
13,856	UCB SA (Belgium)	3,563
383	Vetoquinol SA (France)	33
		109,790
PROFESSIONAL SERVICES—3.1%
1,600	Career Design Center Co. Ltd. (Japan)	23
8,722	Computershare Ltd. (Australia)	208
90,556	Experian PLC (United Kingdom)	4,224
4,400	JAC Recruitment Co. Ltd. (Japan)	29
2,567	Kanzhun Ltd. ADR (China)[1]	57
253,400	Recruit Holdings Co. Ltd. (Japan)	12,566
4,200	Space Co. Ltd. (Japan)	37

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
110,229	Wolters Kluwer NV (Netherlands)	$13,512
		30,656
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
309,021	Aldar Properties PJSC (United Arab Emirates)	757
10,000	CTP NV (Netherlands)[2]	209
320,582	Emaar Development PJSC (United Arab Emirates)	1,302
432,356	Emaar Properties PJSC (United Arab Emirates)	1,673
116,681	Ever Reach Group Holdings Co. Ltd. (China)*	5
3,400	FirstService Corp. (Canada)	541
688,400	LBS Bina Group Bhd. (Malaysia)	70
978,000	Megaworld Corp. (Philippines)	33
1,077	Melcor Developments Ltd. (Canada)	11
460,000	Midland Holdings Ltd. (Hong Kong)*	130
12,963	Modern Land China Co. Ltd. (China)*	— [x]
2,400	Propnex Ltd. (Singapore)	4
8,276	Servcorp Ltd. (Australia)	40
		4,775
RETAIL REITS—0.5%
116,822	Klepierre SA (France)	4,464
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.0%
34,100	Advantest Corp. (Japan)	5,106
2,484	Anapass, Inc. (South Korea)*	31
304,501	ASE Technology Holding Co. Ltd. ADR (Taiwan)[1]	4,875
23,088	ASML Holding NV New York Registry Shares (Netherlands)	24,456
5,723	ChipMOS Technologies, Inc. ADR (Taiwan)[1]	122
6,393	Hansol Technics Co. Ltd. (South Korea)	29
61,234	Himax Technologies, Inc. ADR (Taiwan)[1]	577
79,435	Infineon Technologies AG (Germany)	3,153
3,415	KoMiCo Ltd. (South Korea)	264
15,400	Lasertec Corp. (Japan)	3,127
4,900	LEENO Industrial, Inc. (South Korea)	197
11,504	LOT Vacuum Co. Ltd. (South Korea)*	105
6,543	NEPES Corp. (South Korea)*	79
15,800	SCREEN Holdings Co. Ltd. (Japan)	1,498
18,455	Silicon Motion Technology Corp. ADR (Taiwan)[1]	1,811
10,672	SK Hynix, Inc. (South Korea)	4,152
101,041	STMicroelectronics NV NY Registry Shares (Singapore)	2,472
1,500	Taiwan Semiconductor Manufacturing Co. Ltd. BDR (Taiwan)[1]	56
30,600	Tokyo Electron Ltd. (Japan)	6,746
175,200	UMS Integration Ltd. (Singapore)	199
12,809	WONIK IPS Co. Ltd. (South Korea)	575
4,164	Zeus Co. Ltd. (South Korea)	45
		59,675
SOFTWARE—1.8%
2,893	Accesso Technology Group PLC (United Kingdom)*	13
1,300	Alpha Systems, Inc. (Japan)	30
120,100	Autocount Dotcom Bhd. (Malaysia)	30
1,360,000	BII Railway Transportation Technology Holdings Co. Ltd. (China)	64
16,730	Check Point Software Technologies Ltd. (Israel)*	3,274
29,995	dotdigital group PLC (United Kingdom)	27
7,600	Ebase Co. Ltd. (Japan)	22
33,700	Enghouse Systems Ltd. (Canada)	500
41,853	Exem Co. Ltd. (South Korea)*	64
21,928	F-Secure OYJ (Finland)	43
4,200	I’ll, Inc. (Japan)	66
5,400	ISB Corp. (Japan)	63
28,247	Nice Ltd. ADR (Israel)*,1	3,860
4,100	PCA Corp. (Japan)	47
5,956	RADCOM Ltd. (Israel)*	82
28,630	Sage Group PLC (United Kingdom)	433
2,202	Shoper SA (Poland)	32
1,800	Soliton Systems KK (Japan)	20
24,400	Temenos AG (Switzerland)	2,304

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
5,737	Text SA (Poland)	$76
129,100	Trend Micro, Inc. (Japan)	6,588
1,400	WingArc1st, Inc. (Japan)	31
		17,669
SPECIALTY RETAIL—0.5%
1,110,872	Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	1,086
14,567	DFS Furniture PLC (United Kingdom)*	30
196,500	EEKA Fashion Holdings Ltd. (China)	198
5,400	Fast Retailing Co. Ltd. (Japan)	1,982
67,356	Kingfisher PLC (United Kingdom)	273
4,420	LOTTE Himart Co. Ltd. (South Korea)	24
24,100	Maruzen CHI Holdings Co. Ltd. (Japan)	52
6,986	Naturhouse Health SAU (Spain)	17
19,600	Pop Mart International Group Ltd. (China)[2]	558
838,000	Topsports International Holdings Ltd. (China)[2]	332
44,300	USS Co. Ltd. (Japan)	489
28,800	ZOZO, Inc. (Japan)	249
		5,290
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.3%
33,300	Brother Industries Ltd. (Japan)	567
900,000	Lenovo Group Ltd. (China)	1,313
34,614	Logitech International SA (Switzerland)	4,161
257,100	Ricoh Co. Ltd. (Japan)	2,205
53,959	Samsung Electronics Co. Ltd. (South Korea)	4,062
13,100	Seiko Epson Corp. (Japan)	166
4,000	Toshiba TEC Corp. (Japan)	81
		12,555
TEXTILES, APPAREL & LUXURY GOODS—0.4%
44,436	Canada Goose Holdings, Inc. (Canada)*	619
32,000	Chow Sang Sang Holdings International Ltd. (Hong Kong)	57
156,100	Guararapes Confeccoes SA (Brazil)	294
985,500	Li Ning Co. Ltd. (China)	2,143
6,452	Nature Holdings Co. Ltd. (South Korea)	43
3,973	Pandora AS (Denmark)	532
121,200	Poh Kong Holdings Bhd. (Malaysia)	31
19,885	TK Chemical Corp. (South Korea)*	23
646,500	Xtep International Holdings Ltd. (China)	468
		4,210
TRADING COMPANIES & DISTRIBUTORS—0.1%
3,300	Finning International, Inc. (Canada)	178

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
1,600	Nanyo Corp. (Japan)	$14
152,987	New Times Corp. Ltd. (Hong Kong)*	1
900	Nice Corp. (Japan)	10
2,300	Parker Corp. (Japan)	17
23,467	Rexel SA (France)	814
3,300	Russel Metals, Inc. (Canada)	102
8,200	Speedy Hire PLC (United Kingdom)	3
2,400	Wajax Corp. (Canada)	43
		1,182
TRANSPORTATION INFRASTRUCTURE—0.0%
3,161	Aena SME SA (Spain)[2]	86
20,910	International Container Terminal Services, Inc. (Philippines)	189
46,000	Qilu Expressway Co. Ltd. Class H (China)	10
		285
TOTAL COMMON STOCKS (Cost $822,225)		931,414

EXCHANGE-TRADED FUNDS—0.5%

(Cost $4,142)
CAPITAL MARKETS—0.5%
50,198	iShares MSCI EAFE ETF (United States)	4,743

PREFERRED STOCKS—1.0%

HOUSEHOLD DURABLES—0.0%
450	Einhell Germany AG (Germany)	43
HOUSEHOLD PRODUCTS—1.0%
122,587	Henkel AG & Co. KGaA (Germany)	9,931
MACHINERY—0.0%
173	KSB SE & Co. KGaA (Germany)	180
TOTAL PREFERRED STOCKS (Cost $10,279)		10,154
TOTAL INVESTMENTS—95.3% (Cost $836,646)		946,311
CASH AND OTHER ASSETS, LESS LIABILITIES—4.7%		46,538
TOTAL NET ASSETS—100%		$992,849

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of October 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$1,674	$5,074	$—	$6,748
Europe	67,377	407,298	—	474,675
Latin America	1,905	4,142	—	6,047
Middle East/Central Asia	12,828	26,987	—	39,815
North America	45,369	66,269	—	111,638
Pacific Basin	24,175	268,316	—	292,491
Exchange-Traded Funds
North America	4,743	—	—	4,743
Preferred Stocks
Europe	—	10,154	—	10,154
Total Investments in Securities	$158,071	$788,240	$—	$946,311
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $29,112 or 3% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Cedar Street Asset Management LLC
Value and Cost in Thousands

COMMON STOCKS—97.5%
Shares		Value
AIR FREIGHT & LOGISTICS—1.3%
106,790	Nippon Express Holdings, Inc. (Japan)	$2,272
BANKS—1.8%
578,823	Kyushu Financial Group, Inc. (Japan)	3,317
BEVERAGES—1.3%
1,274,823	C&C Group PLC (Ireland)	2,290
BUILDING PRODUCTS—1.5%
575,199	Genuit Group PLC (United Kingdom)	2,797
CAPITAL MARKETS—1.7%
883,756	TP ICAP Group PLC (United Kingdom)	3,048
CHEMICALS—7.2%
151,521	Corbion NV (Netherlands)	3,084
180,546	Kansai Paint Co. Ltd. (Japan)	2,898
113,037	NOF Corp. (Japan)	2,011
181,676	Tosoh Corp. (Japan)	2,590
291,950	Victrex PLC (United Kingdom)	2,481
		13,064
COMMERCIAL SERVICES & SUPPLIES—2.7%
92,303	ISS AS (Denmark)	2,909
591,821	Serco Group PLC (United Kingdom)	1,975
		4,884
CONSTRUCTION & ENGINEERING—1.7%
143,597	Raito Kogyo Co. Ltd. (Japan)	3,005
CONSTRUCTION MATERIALS—1.5%
89,026	Wienerberger AG (Austria)	2,643
CONSUMER FINANCE—3.2%
316,700	AEON Financial Service Co. Ltd. (Japan)	3,098
23,310	Cembra Money Bank AG (Switzerland)	2,665
		5,763
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.9%
172,025	Qol Holdings Co. Ltd. (Japan)	2,169
180,875	San-A Co. Ltd. (Japan)	3,146
		5,315
CONTAINERS & PACKAGING—4.7%
144,911	Fuji Seal International, Inc. (Japan)	2,548
92,896	Huhtamaki OYJ (Finland)	3,122
245,777	SIG Group AG (Switzerland)	2,748
		8,418
DISTRIBUTORS—3.7%
343,264	Inchcape PLC (United Kingdom)	3,445
110,001	PALTAC Corp. (Japan)	3,244
		6,689
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—8.9%
250,409	Anritsu Corp. (Japan)	3,703
254,003	Hamamatsu Photonics KK (Japan)	2,843
41,387	Landis & Gyr Group AG (Switzerland)	2,998
189,500	Optex Group Co. Ltd. (Japan)	2,861
312,278	Venture Corp. Ltd. (Singapore)	3,574
		15,979
FOOD PRODUCTS—5.1%
77,636	Ariake Japan Co. Ltd. (Japan)	2,724
34,320	Aryzta AG (Switzerland)*	2,201

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
189,875	Glanbia PLC (Ireland)	$3,214
210,834	Tate & Lyle PLC (United Kingdom)	1,070
		9,209
GAS UTILITIES—1.5%
74,530	Rubis SCA (France)	2,706
GROUND TRANSPORTATION—1.7%
678,402	Zigup PLC (United Kingdom)	3,091
HEALTH CARE EQUIPMENT & SUPPLIES—7.1%
147,895	Ansell Ltd. (Australia)	3,533
899,016	Arjo AB Class B (Sweden)	2,853
237,305	Nakanishi, Inc. (Japan)	3,142
279,498	Nihon Kohden Corp. (Japan)	3,230
		12,758
HEALTH CARE PROVIDERS & SERVICES—3.1%
116,790	Fagron (Belgium)	2,775
200,225	Sonic Healthcare Ltd. (Australia)	2,771
		5,546
INSURANCE—2.5%
33,911	ASR Nederland NV (Netherlands)	2,263
129,935	Coface SA (France)	2,289
		4,552
IT SERVICES—2.0%
171,299	TietoEVRY OYJ (Finland)	3,677
LEISURE PRODUCTS—1.3%
162,891	Spin Master Corp. (Canada)[1]	2,419
MACHINERY—7.7%
84,356	Aalberts NV (Netherlands)	2,673
50,496	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	3,188
135,386	METAWATER Co. Ltd. (Japan)	2,906
988,183	Morgan Advanced Materials PLC (United Kingdom)	2,650
157,788	Norma Group SE (Germany)	2,560
		13,977
MARINE TRANSPORTATION—1.7%
65,980	Clarkson PLC (United Kingdom)	3,145
MEDIA—2.5%
127,935	JCDecaux SE (France)	2,328
57,843	RTL Group SA (Luxembourg)	2,233
		4,561
METALS & MINING—3.1%
90,419	Aperam SA (Luxembourg)	3,151
59,840	Bekaert SA (Belgium)	2,499
		5,650
PERSONAL CARE PRODUCTS—1.3%
310,251	Ontex Group NV (Belgium)*	2,268
PROFESSIONAL SERVICES—1.6%
3,634,154	Hays PLC (United Kingdom)	2,822
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
264,137	ASMPT Ltd. (Hong Kong)	2,780
19,451	SOITEC (France)*	921
289,832	X-Fab Silicon Foundries SE (Belgium)*,1	1,839
		5,540

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—2.9%
207,806	Computer Engineering & Consulting Ltd. (Japan)	$2,912
382,498	TomTom NV (Netherlands)*	2,304
		5,216
TEXTILES, APPAREL & LUXURY GOODS—1.9%
3,257,769	Coats Group PLC (United Kingdom)	3,501
TRADING COMPANIES & DISTRIBUTORS—3.3%
358,708	BOC Aviation Ltd. (China)[1]	3,145
380,692	RS Group PLC (United Kingdom)	2,786
		5,931
TOTAL COMMON STOCKS (Cost $159,635)		176,053
TOTAL INVESTMENTS—97.5% (Cost $159,635)		176,053
CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		4,426
TOTAL NET ASSETS—100%		$180,479

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of October 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$103,212	$—	$103,212
North America	2,419	—	—	2,419
Pacific Basin	—	70,422	—	70,422
Total Investments in Securities	$2,419	$173,634	$—	$176,053
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2025, the aggregate value of these securities was $7,403 or 4% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Aristotle Capital Management, LLC
Value and Cost in Thousands

COMMON STOCKS—103.0%
Shares		Value
AEROSPACE & DEFENSE—2.4%
87,300	General Dynamics Corp.	$30,110
BANKS—10.9%
54,769	Commerce Bancshares, Inc.	2,883
158,400	Cullen/Frost Bankers, Inc.	19,505
1,913,300	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	28,948
137,400	PNC Financial Services Group, Inc.	25,082
626,000	U.S. Bancorp	29,222
347,300	Wells Fargo & Co.	30,205
		135,845
BEVERAGES—3.1%
399,800	Coca-Cola Co.	27,546
85,000	Constellation Brands, Inc. Class A	11,168
		38,714
BIOTECHNOLOGY—2.4%
102,600	Amgen, Inc.	30,619
CAPITAL MARKETS—4.8%
75,300	Ameriprise Financial, Inc.	34,094
178,800	Blackstone, Inc.	26,219
		60,313
CHEMICALS—9.7%
94,300	Air Products & Chemicals, Inc.	22,876
651,500	Corteva, Inc.	40,028
124,700	Ecolab, Inc.	31,973
245,200	RPM International, Inc.	26,796
		121,673
CONSTRUCTION MATERIALS—3.1%
62,600	Martin Marietta Materials, Inc.	38,380
CONSUMER FINANCE—3.9%
221,000	Capital One Financial Corp.	48,618
DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
635,200	Verizon Communications, Inc.	25,243
ELECTRIC UTILITIES—2.4%
362,700	Xcel Energy, Inc.	29,440
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
53,500	Teledyne Technologies, Inc. *	28,185
FINANCIAL SERVICES—0.1%
297,020	Sony Financial Group, Inc. ADR (Japan)*,1	1,476
GAS UTILITIES—3.0%
218,000	Atmos Energy Corp.	37,435
GROUND TRANSPORTATION—2.6%
330,500	Uber Technologies, Inc. *	31,893
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
298,000	Alcon AG	22,019
218,800	Medtronic PLC	19,845
		41,864

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—5.9%
265,500	Lennar Corp. Class A	$32,861
7,126	Lennar Corp. Class B	841
1,437,300	Sony Group Corp. ADR (Japan)[1]	40,086
		73,788
HOUSEHOLD PRODUCTS—1.8%
153,400	Procter & Gamble Co.	23,067
INSURANCE—2.2%
349,400	American International Group, Inc.	27,589
INTERACTIVE MEDIA & SERVICES—3.8%
167,700	Alphabet, Inc. Class C	47,261
LIFE SCIENCES TOOLS & SERVICES—2.0%
118,300	Danaher Corp.	25,479
MACHINERY—7.0%
163,500	Oshkosh Corp.	20,158
87,000	Parker-Hannifin Corp.	67,236
		87,394
OIL, GAS & CONSUMABLE FUELS—3.7%
942,100	Coterra Energy, Inc.	22,290
382,100	TotalEnergies SE ADR (France)[1]	23,782
		46,072
PHARMACEUTICALS—1.6%
232,400	Merck & Co., Inc.	19,982
RESIDENTIAL REITS—1.4%
283,800	Equity LifeStyle Properties, Inc.	17,326
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.8%
389,400	Microchip Technology, Inc.	24,306
195,400	QUALCOMM, Inc.	35,348
		59,654
SOFTWARE—8.8%
73,000	Adobe, Inc. *	24,843
109,900	Microsoft Corp.	56,907
63,600	Synopsys, Inc. *	28,863
		110,613
SPECIALTY RETAIL—2.0%
107,200	Lowe’s Cos., Inc.	25,528
WATER UTILITIES—2.0%
194,200	American Water Works Co., Inc.	24,941
TOTAL COMMON STOCKS (Cost $758,443)		1,288,502
TOTAL INVESTMENTS—103.0% (Cost $758,443)		1,288,502
CASH AND OTHER ASSETS, LESS LIABILITIES—(3.0)%		(37,845)
TOTAL NET ASSETS—100%		$1,250,657

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—6.4%
8,073	General Dynamics Corp.	$2,784
49,251	Hexcel Corp.	3,517
17,740	Woodward, Inc.	4,650
		10,951
AIR FREIGHT & LOGISTICS—1.7%
19,199	CH Robinson Worldwide, Inc.	2,956
BANKS—3.2%
26,322	East West Bancorp, Inc.	2,674
21,878	Wintrust Financial Corp.	2,845
		5,519
BUILDING PRODUCTS—2.1%
55,289	Masco Corp.	3,580
CAPITAL MARKETS—7.4%
15,875	Houlihan Lokey, Inc.	2,843
19,035	Intercontinental Exchange, Inc.	2,785
21,946	Raymond James Financial, Inc.	3,482
30,630	Stifel Financial Corp.	3,627
		12,737
CHEMICALS—3.8%
24,728	Albemarle Corp.	2,429
24,490	Eastman Chemical Co.	1,458
48,505	Scotts Miracle-Gro Co.	2,596
		6,483
COMMERCIAL SERVICES & SUPPLIES—2.2%
18,079	Republic Services, Inc.	3,765
CONSTRUCTION & ENGINEERING—1.7%
4,376	EMCOR Group, Inc.	2,957
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.2%
28,425	Sysco Corp.	2,111
CONTAINERS & PACKAGING—2.3%
11,601	Packaging Corp. of America	2,271
47,827	Sealed Air Corp.	1,603
		3,874
ELECTRICAL EQUIPMENT—2.7%
65,940	Sensata Technologies Holding PLC	2,099
13,466	Vertiv Holdings Co. Class A	2,597
		4,696
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.5%
21,098	Arrow Electronics, Inc. *	2,353
20,250	Keysight Technologies, Inc. *	3,705
		6,058
ENERGY EQUIPMENT & SERVICES—1.4%
40,331	Helmerich & Payne, Inc.	1,059
37,685	SLB Ltd.	1,359
		2,418
FINANCIAL SERVICES—1.1%
23,676	Global Payments, Inc.	1,841
GROUND TRANSPORTATION—1.6%
77,913	CSX Corp.	2,806

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—4.8%
10,210	Cencora, Inc.	$3,449
56,646	Centene Corp. *	2,003
11,194	Labcorp Holdings, Inc.	2,843
		8,295
HOTELS, RESTAURANTS & LEISURE—1.8%
16,892	Darden Restaurants, Inc.	3,043
HOUSEHOLD DURABLES—1.7%
19,532	DR Horton, Inc.	2,912
INDUSTRIAL REITS—0.8%
111,561	Americold Realty Trust, Inc.	1,438
INSURANCE—4.8%
8,331	Progressive Corp.	1,716
18,826	Reinsurance Group of America, Inc.	3,435
12,279	RenaissanceRe Holdings Ltd. (Bermuda)	3,120
		8,271
IT SERVICES—3.3%
30,019	Akamai Technologies, Inc. *	2,254
25,881	Twilio, Inc. Class A*	3,491
		5,745
LIFE SCIENCES TOOLS & SERVICES—7.6%
20,623	Agilent Technologies, Inc.	3,018
7,497	Bio-Rad Laboratories, Inc. Class A*	2,396
20,013	IQVIA Holdings, Inc. *	4,332
69,365	Qiagen NV	3,250
		12,996
MACHINERY—5.9%
8,582	Cummins, Inc.	3,756
17,232	Dover Corp.	3,127
9,769	Snap-on, Inc.	3,278
		10,161
MULTI-UTILITIES—1.9%
28,866	WEC Energy Group, Inc.	3,225
OFFICE REITS—1.5%
35,548	BXP, Inc.	2,531
OIL, GAS & CONSUMABLE FUELS—1.8%
93,550	Coterra Energy, Inc.	2,214
33,547	Murphy Oil Corp.	949
		3,163
PROFESSIONAL SERVICES—1.3%
10,225	Broadridge Financial Solutions, Inc.	2,254
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.9%
32,393	CBRE Group, Inc. Class A*	4,938
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.3%
9,532	Applied Materials, Inc.	2,222
42,230	Entegris, Inc.	3,867
39,347	Skyworks Solutions, Inc.	3,058
		9,147
SOFTWARE—2.0%
7,463	Synopsys, Inc. *	3,387

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—1.1%
9,701	SBA Communications Corp.	$1,858
SPECIALTY RETAIL—5.1%
18,690	Ross Stores, Inc.	2,970
17,367	TJX Cos., Inc.	2,434
6,276	Ulta Beauty, Inc. *	3,263
		8,667
TRADING COMPANIES & DISTRIBUTORS—1.5%
16,485	GATX Corp.	2,586
TOTAL COMMON STOCKS (Cost $138,657)		167,369
TOTAL INVESTMENTS—97.4% (Cost $138,657)		167,369
CASH AND OTHER ASSETS, LESS LIABILITIES—2.6%		4,424
TOTAL NET ASSETS—100%		$171,793

FAIR VALUE MEASUREMENTS
All Investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: LSV Asset Management
Value and Cost in Thousands

COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—2.2%
9,300	Huntington Ingalls Industries, Inc.	$2,995
61,100	Textron, Inc.	4,937
		7,932
AIR FREIGHT & LOGISTICS—0.5%
7,800	FedEx Corp.	1,980
AUTOMOBILE COMPONENTS—1.3%
49,100	BorgWarner, Inc.	2,109
68,900	Goodyear Tire & Rubber Co. *	475
13,700	Lear Corp.	1,434
15,700	Phinia, Inc.	815
		4,833
AUTOMOBILES—2.0%
74,100	General Motors Co.	5,120
78,300	Harley-Davidson, Inc.	2,112
		7,232
BANKS—4.1%
28,800	Bank of NT Butterfield & Son Ltd. (Bermuda)	1,332
83,200	Citizens Financial Group, Inc.	4,232
26,600	Fifth Third Bancorp	1,107
175,900	First Horizon Corp.	3,757
86,800	Regions Financial Corp.	2,101
45,500	Zions Bancorp NA	2,371
		14,900
BEVERAGES—0.8%
63,900	Molson Coors Beverage Co. Class B	2,794
BIOTECHNOLOGY—4.0%
8,200	Biogen, Inc. *	1,265
21,400	BioMarin Pharmaceutical, Inc. *	1,146
78,000	Exelixis, Inc. *	3,016
22,900	Halozyme Therapeutics, Inc. *	1,493
44,400	Incyte Corp. *	4,151
2,500	Regeneron Pharmaceuticals, Inc.	1,630
4,300	United Therapeutics Corp. *	1,915
		14,616
BROADLINE RETAIL—1.5%
49,900	eBay, Inc.	4,057
82,300	Macy’s, Inc.	1,604
		5,661
BUILDING PRODUCTS—0.5%
13,500	Owens Corning	1,719
CAPITAL MARKETS—4.9%
5,300	Affiliated Managers Group, Inc.	1,261
2,300	Ameriprise Financial, Inc.	1,041
56,400	Bank of New York Mellon Corp.	6,087
69,300	Federated Hermes, Inc.	3,360
54,560	State Street Corp.	6,311
		18,060
CHEMICALS—2.2%
28,000	CF Industries Holdings, Inc.	2,332
19,500	Eastman Chemical Co.	1,161
43,600	Koppers Holdings, Inc.	1,230
4,200	NewMarket Corp.	3,225
43,200	Orion SA (Germany)	229
		8,177

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—0.9%
33,500	ABM Industries, Inc.	$1,441
18,200	Brink’s Co.	2,023
		3,464
CONSUMER FINANCE—2.5%
88,200	Ally Financial, Inc.	3,437
133,400	Navient Corp.	1,632
29,200	PROG Holdings, Inc.	845
46,400	Synchrony Financial	3,451
		9,365
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.8%
95,300	Albertsons Cos., Inc. Class A	1,686
79,200	Kroger Co.	5,039
		6,725
CONTAINERS & PACKAGING—1.1%
23,100	Crown Holdings, Inc.	2,245
46,000	Sonoco Products Co.	1,866
		4,111
DIVERSIFIED CONSUMER SERVICES—0.9%
218,600	ADT, Inc.	1,933
29,400	H&R Block, Inc.	1,462
		3,395
DIVERSIFIED REITS—0.8%
62,318	American Assets Trust, Inc.	1,191
92,500	Broadstone Net Lease, Inc.	1,657
		2,848
ELECTRIC UTILITIES—1.3%
39,100	Eversource Energy	2,886
23,100	Otter Tail Corp.	1,784
		4,670
ELECTRICAL EQUIPMENT—0.4%
20,200	Atkore, Inc.	1,399
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.3%
23,300	Arrow Electronics, Inc. *	2,599
24,200	Avnet, Inc.	1,173
54,400	Flex Ltd. *	3,401
8,900	Jabil, Inc.	1,966
19,300	TD SYNNEX Corp.	3,020
		12,159
ENERGY EQUIPMENT & SERVICES—0.7%
99,400	Halliburton Co.	2,668
ENTERTAINMENT—1.1%
20,300	Electronic Arts, Inc.	4,061
FINANCIAL SERVICES—3.2%
51,588	Banco Latinoamericano de Comercio Exterior SA (Panama)	2,219
79,000	Corebridge Financial, Inc.	2,572
105,300	MGIC Investment Corp.	2,887
77,000	Radian Group, Inc.	2,614
169,700	Western Union Co.	1,583
		11,875
FOOD PRODUCTS—4.2%
37,700	Archer-Daniels-Midland Co.	2,282
22,800	Bunge Global SA	2,157

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
25,000	Campbell’s Co.	$753
49,800	Conagra Brands, Inc.	856
29,600	Fresh Del Monte Produce, Inc.	1,046
34,200	General Mills, Inc.	1,594
23,800	Ingredion, Inc.	2,747
17,100	J.M. Smucker Co.	1,771
84,600	Kraft Heinz Co.	2,092
		15,298
GAS UTILITIES—1.3%
20,300	National Fuel Gas Co.	1,602
92,700	UGI Corp.	3,099
		4,701
GROUND TRANSPORTATION—0.9%
20,000	Ryder System, Inc.	3,385
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
51,500	Baxter International, Inc.	951
HEALTH CARE PROVIDERS & SERVICES—2.6%
12,100	Cardinal Health, Inc.	2,308
44,900	Centene Corp. *	1,588
11,500	DaVita, Inc. *	1,369
92,500	Premier, Inc. Class A	2,601
8,200	Universal Health Services, Inc. Class B	1,780
		9,646
HEALTH CARE REITS—1.3%
75,000	Healthpeak Properties, Inc.	1,346
30,000	Omega Healthcare Investors, Inc.	1,261
121,100	Sabra Health Care REIT, Inc.	2,158
		4,765
HOTEL & RESORT REITS—0.7%
121,000	Host Hotels & Resorts, Inc.	1,938
65,800	Park Hotels & Resorts, Inc.	677
		2,615
HOTELS, RESTAURANTS & LEISURE—1.2%
77,800	Bloomin' Brands, Inc.	531
11,500	Expedia Group, Inc.	2,530
37,700	MGM Resorts International *	1,208
		4,269
HOUSEHOLD DURABLES—3.6%
16,100	KB Home	1,005
22,800	Meritage Homes Corp.	1,540
41,100	PulteGroup, Inc.	4,926
34,500	Toll Brothers, Inc.	4,656
13,300	Whirlpool Corp.	953
		13,080
HOUSEHOLD PRODUCTS—0.3%
40,600	Energizer Holdings, Inc.	943
INDUSTRIAL REITS—0.2%
13,100	Innovative Industrial Properties, Inc.	657
INSURANCE—5.3%
45,280	American International Group, Inc.	3,575
45,100	CNO Financial Group, Inc.	1,805
33,800	Employers Holdings, Inc.	1,289
49,200	Fidelis Insurance Holdings Ltd. (United Kingdom)	885
29,500	Hartford Insurance Group, Inc.	3,663
25,800	Lincoln National Corp.	1,084
110,100	Old Republic International Corp.	4,345

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
37,000	Unum Group	$2,716
		19,362
INTERACTIVE MEDIA & SERVICES—0.8%
50,000	Match Group, Inc.	1,617
36,100	Yelp, Inc. *	1,191
		2,808
IT SERVICES—0.8%
23,200	Amdocs Ltd.	1,955
73,300	DXC Technology Co. *	1,041
		2,996
LEISURE PRODUCTS—0.3%
64,100	Mattel, Inc. *	1,178
MACHINERY—4.8%
10,200	AGCO Corp.	1,052
41,900	Allison Transmission Holdings, Inc.	3,459
239,900	CNH Industrial NV	2,517
7,000	Cummins, Inc.	3,064
65,235	Gates Industrial Corp. PLC *	1,440
31,950	Mueller Industries, Inc.	3,382
22,600	Oshkosh Corp.	2,786
6,700	Titan International, Inc. *	51
		17,751
MEDIA—2.9%
86,200	Fox Corp. Class A	5,573
13,100	Nexstar Media Group, Inc.	2,564
42,600	Sirius XM Holdings, Inc.	924
78,300	TEGNA, Inc.	1,540
		10,601
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
53,000	Annaly Capital Management, Inc.	1,122
OFFICE REITS—1.4%
99,400	Brandywine Realty Trust	341
78,500	Cousins Properties, Inc.	2,036
57,700	Highwoods Properties, Inc.	1,652
138,248	Piedmont Realty Trust, Inc.	1,114
		5,143
OIL, GAS & CONSUMABLE FUELS—5.6%
91,300	APA Corp.	2,068
5,700	Chord Energy Corp.	517
71,000	Civitas Resources, Inc.	2,047
65,000	Devon Energy Corp.	2,112
132,800	DHT Holdings, Inc.	1,764
34,700	HF Sinclair Corp.	1,791
14,100	Marathon Petroleum Corp.	2,748
50,740	Matador Resources Co.	2,002
8,300	Phillips 66	1,130
25,900	Scorpio Tankers, Inc. (Monaco)	1,598
10,700	Valero Energy Corp.	1,814
35,900	World Kinect Corp.	928
		20,519
PAPER & FOREST PRODUCTS—0.2%
20,900	Sylvamo Corp.	848
PASSENGER AIRLINES—1.5%
43,300	Delta Air Lines, Inc.	2,485
31,500	United Airlines Holdings, Inc. *	2,962
		5,447

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PERSONAL CARE PRODUCTS—0.3%
115,300	Herbalife Ltd. *	$922
PHARMACEUTICALS—2.0%
40,400	Harmony Biosciences Holdings, Inc. *	1,154
29,400	Jazz Pharmaceuticals PLC *	4,047
104,900	Organon & Co.	708
142,800	Viatris, Inc.	1,479
		7,388
PROFESSIONAL SERVICES—2.3%
26,400	CSG Systems International, Inc.	2,067
29,900	Genpact Ltd.	1,141
27,500	ManpowerGroup, Inc.	843
14,760	Science Applications International Corp.	1,383
22,400	SS&C Technologies Holdings, Inc.	1,902
65,200	Upwork, Inc. *	1,039
		8,375
RETAIL REITS—0.7%
39,100	Brixmor Property Group, Inc.	1,023
72,500	Kite Realty Group Trust	1,605
		2,628
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.1%
36,900	ACM Research, Inc. Class A*	1,530
50,000	Amkor Technology, Inc.	1,614
24,000	Cirrus Logic, Inc. *	3,184
62,100	Photronics, Inc. *	1,484
		7,812
SOFTWARE—2.1%
108,800	Dropbox, Inc. Class A*	3,155
81,100	Gen Digital, Inc.	2,138
27,000	Zoom Communications, Inc. *	2,355
		7,648

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—0.4%
33,000	EPR Properties	$1,618
SPECIALTY RETAIL—2.3%
7,200	AutoNation, Inc. *	1,439
16,400	Best Buy Co., Inc.	1,347
5,700	Dick’s Sporting Goods, Inc.	1,262
75,800	Gap, Inc.	1,732
2,600	Group 1 Automotive, Inc.	1,034
11,200	Penske Automotive Group, Inc.	1,793
		8,607
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.6%
147,900	HP, Inc.	4,092
25,100	Sandisk Corp. *	5,003
28,200	Western Digital Corp.	4,236
		13,331
TEXTILES, APPAREL & LUXURY GOODS—0.5%
28,100	G-III Apparel Group Ltd. *	755
12,350	PVH Corp.	967
		1,722
TOTAL COMMON STOCKS (Cost $295,219)		362,780
TOTAL INVESTMENTS—98.8% (Cost $295,219)		362,780
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		4,591
TOTAL NET ASSETS—100%		$367,371

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: Westfield Capital Management Company, L.P.
Value and Cost in Thousands

COMMON STOCKS—97.8%
Shares		Value
AEROSPACE & DEFENSE—4.8%
627,863	Karman Holdings, Inc. *	$52,891
273,273	Kratos Defense & Security Solutions, Inc. *	24,758
421,190	Rocket Lab Corp. *	26,527
		104,176
AUTOMOBILE COMPONENTS—1.2%
195,526	Dorman Products, Inc. *	26,226
BANKS—3.1%
255,995	East West Bancorp, Inc.	26,009
934,984	FNB Corp.	14,698
202,405	Wintrust Financial Corp.	26,317
		67,024
BEVERAGES—0.9%
466,238	Vita Coco Co., Inc. *	19,200
BIOTECHNOLOGY—16.1%
178,210	Abivax SA ADR (France)*,1	18,252
1,539,537	ADMA Biologics, Inc. *	23,832
564,753	Ascendis Pharma AS ADR (Denmark)*,1	113,854
213,610	Avidity Biosciences, Inc. *	14,921
1,022,222	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	8,249
586,401	Legend Biotech Corp. ADR*,1	19,000
319,384	Merus NV (Netherlands)*	30,297
531,044	Revolution Medicines, Inc. *	31,247
228,360	Rhythm Pharmaceuticals, Inc. *	25,978
213,611	Soleno Therapeutics, Inc. *	14,346
779,285	Vaxcyte, Inc. *	35,286
266,444	Xenon Pharmaceuticals, Inc. (Canada)*	11,169
		346,431
BROADLINE RETAIL—0.4%
512,085	Pattern Group, Inc. Class A*	9,028
CAPITAL MARKETS—2.9%
236,145	Houlihan Lokey, Inc.	42,289
341,613	StepStone Group, Inc. Class A	20,797
		63,086
CHEMICALS—1.0%
682,471	Avient Corp.	21,887
COMMERCIAL SERVICES & SUPPLIES—1.6%
397,820	Casella Waste Systems, Inc. Class A*	35,235
COMMUNICATIONS EQUIPMENT—0.9%
297,539	Calix, Inc. *	20,358
CONSTRUCTION & ENGINEERING—8.9%
111,318	Comfort Systems USA, Inc.	107,487
474,665	Legence Corp. Class A*	19,637
314,819	Primoris Services Corp.	44,553
891,786	WillScot Holdings Corp.	19,396
		191,073
CONSUMER FINANCE—1.6%
221,361	FirstCash Holdings, Inc.	35,086
ELECTRICAL EQUIPMENT—5.1%
218,202	Bloom Energy Corp. Class A*	28,838
488,945	NEXTracker, Inc. Class A*	49,491
217,072	Regal Rexnord Corp.	30,583
		108,912

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.0%
86,455	Fabrinet (Thailand)*	$38,089
62,361	TTM Technologies, Inc. *	4,191
		42,280
ENTERTAINMENT—1.4%
901,362	IMAX Corp. *	29,285
FINANCIAL SERVICES—0.5%
153,659	Shift4 Payments, Inc. Class A*	10,618
GROUND TRANSPORTATION—1.3%
92,773	Saia, Inc. *	27,136
HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
140,133	iRhythm Technologies, Inc. *	26,247
240,408	Masimo Corp. *	33,813
414,331	PROCEPT BioRobotics Corp. *	14,100
		74,160
HEALTH CARE PROVIDERS & SERVICES—6.2%
262,905	GeneDx Holdings Corp. *	35,994
243,860	Guardant Health, Inc. *	22,684
437,587	HealthEquity, Inc. *	41,387
652,214	Option Care Health, Inc. *	16,977
228,363	RadNet, Inc. *	17,353
		134,395
HOTELS, RESTAURANTS & LEISURE—1.4%
2,630,013	Genius Sports Ltd. (United Kingdom)*	29,614
HOUSEHOLD DURABLES—2.2%
114,008	TopBuild Corp. *	48,166
INSURANCE—2.8%
300,074	Palomar Holdings, Inc. *	34,211
98,592	Primerica, Inc.	25,621
		59,832
LIFE SCIENCES TOOLS & SERVICES—1.0%
70,528	Bio-Rad Laboratories, Inc. Class A*	22,537
MACHINERY—2.9%
257,684	ITT, Inc.	47,689
64,880	SPX Technologies, Inc. *	14,526
		62,215
MEDIA—0.6%
1,113,359	NIQ Global Intelligence PLC *	13,806
OIL, GAS & CONSUMABLE FUELS—0.9%
832,042	Northern Oil & Gas, Inc.	18,413
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.4%
212,772	Credo Technology Group Holding Ltd. *	39,920
441,054	FormFactor, Inc. *	24,236
314,814	Lattice Semiconductor Corp. *	22,969
115,487	Onto Innovation, Inc. *	15,586
204,093	Rambus, Inc. *	20,989
543,082	Semtech Corp. *	36,854
		160,554
SOFTWARE—8.1%
1,145,273	Alkami Technology, Inc. *	23,237
947,066	Braze, Inc. Class A*	27,143
249,935	Commvault Systems, Inc. *	34,796
154,793	Descartes Systems Group, Inc. (Canada)*	13,654

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
802,634	Dynatrace, Inc. *	$40,589
483,428	Procore Technologies, Inc. *	35,687
		175,106
SPECIALTY RETAIL—0.6%
71,315	RH *	12,301
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.5%
157,018	IonQ, Inc. *	9,795
TEXTILES, APPAREL & LUXURY GOODS—1.6%
853,614	Birkenstock Holding PLC (Germany)*	34,068

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—4.5%
105,497	Applied Industrial Technologies, Inc.	$27,122
402,115	FTAI Aviation Ltd.	69,526
		96,648
TOTAL COMMON STOCKS (Cost $1,667,963)		2,108,651
TOTAL INVESTMENTS—97.8% (Cost $1,667,963)		2,108,651
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		46,981
TOTAL NET ASSETS—100%		$2,155,632

FAIR VALUE MEASUREMENTS
All Investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—October 31, 2025

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—6.6%
537,265	AAR Corp. *	$45,243
625,334	Hexcel Corp.	44,649
234,113	Moog, Inc. Class A	47,958
		137,850
BANKS—14.9%
955,924	Atlantic Union Bankshares Corp.	31,087
582,848	Enterprise Financial Services Corp.	30,524
891,311	First Merchants Corp.	31,624
258,011	Northeast Bank	22,261
478,847	Southstate Bank Corp.	42,450
1,021,423	Trustmark Corp.	38,017
353,161	UMB Financial Corp.	37,746
1,055,942	United Bankshares, Inc.	37,792
1,354,226	United Community Banks, Inc.	39,543
		311,044
CAPITAL MARKETS—5.8%
411,579	Houlihan Lokey, Inc.	73,705
396,974	Stifel Financial Corp.	47,014
		120,719
CHEMICALS—3.3%
459,817	Cabot Corp.	31,028
700,126	Scotts Miracle-Gro Co.	37,471
		68,499
COMMERCIAL SERVICES & SUPPLIES—1.9%
452,294	Casella Waste Systems, Inc. Class A*	40,060
CONSTRUCTION & ENGINEERING—1.7%
387,238	Everus Construction Group, Inc. *	35,196
CONSUMER FINANCE—2.6%
338,114	FirstCash Holdings, Inc.	53,591
ELECTRICAL EQUIPMENT—2.0%
340,327	EnerSys	42,936
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—8.3%
338,114	Advanced Energy Industries, Inc.	68,546
176,873	Benchmark Electronics, Inc.	7,750
691,717	CTS Corp.	28,713
130,997	Littelfuse, Inc.	31,873
262,880	Plexus Corp. *	36,777
		173,659
ENERGY EQUIPMENT & SERVICES—6.4%
904,588	Archrock, Inc.	22,859
1,223,229	Core Laboratories, Inc.	19,498
2,551,343	Expro Group Holdings NV *	34,647
783,327	Helmerich & Payne, Inc.	20,570
1,499,827	Oceaneering International, Inc. *	34,931
		132,505
FOOD PRODUCTS—1.7%
1,091,347	Darling Ingredients, Inc. *	34,978
GAS UTILITIES—1.8%
465,128	ONE Gas, Inc.	37,299
GROUND TRANSPORTATION—1.9%
229,688	Ryder System, Inc.	38,870

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
362,897	CONMED Corp.	$15,968
402,728	Integer Holdings Corp. *	26,004
		41,972
HOTEL & RESORT REITS—0.5%
942,647	Pebblebrook Hotel Trust	9,860
HOTELS, RESTAURANTS & LEISURE—3.0%
832,008	Cheesecake Factory, Inc.	41,434
9,918,151	Sabre Corp. *	20,283
		61,717
HOUSEHOLD DURABLES—1.6%
493,452	Meritage Homes Corp.	33,338
INDUSTRIAL REITS—1.6%
903,260	STAG Industrial, Inc.	34,568
INSURANCE—2.7%
417,332	Horace Mann Educators Corp.	18,659
205,347	Reinsurance Group of America, Inc.	37,467
		56,126
MACHINERY—10.0%
351,834	Albany International Corp. Class A	19,907
990,444	Flowserve Corp.	67,598
411,136	Franklin Electric Co., Inc.	38,963
258,454	SPX Technologies, Inc. *	57,865
308,463	Timken Co.	24,218
		208,551
OFFICE REITS—0.9%
645,249	COPT Defense Properties	18,177
PROFESSIONAL SERVICES—3.4%
684,637	Parsons Corp. *	56,921
224,377	TriNet Group, Inc.	13,462
		70,383
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.1%
1,537,444	Amkor Technology, Inc.	49,629
404,055	Diodes, Inc. *	21,560
155,781	Entegris, Inc.	14,265
1,133,832	FormFactor, Inc. *	62,304
		147,758
SOFTWARE—1.8%
1,162,598	Box, Inc. Class A*	37,308
SPECIALIZED REITS—1.1%
961,677	Four Corners Property Trust, Inc.	22,734
TEXTILES, APPAREL & LUXURY GOODS—1.2%
1,110,819	Wolverine World Wide, Inc.	25,215
TRADING COMPANIES & DISTRIBUTORS—2.2%
287,220	GATX Corp.	45,050
TOTAL COMMON STOCKS (Cost $1,214,776)		2,039,963
TOTAL INVESTMENTS—98.0% (Cost $1,214,776)		2,039,963
CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%		41,858
TOTAL NET ASSETS—100%		$2,081,821

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

STATEMENTS OF ASSETS AND LIABILITIES—October 31, 2025

(All amounts in thousands, except per share amounts)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund
Assets
Investments, at identified cost	$2,344,126*	$425,056	$9,763,253	$33,437	$1,505,132
Investments, at value (including securities loaned of $0, $0, $133,917, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	$2,344,086*	$523,983	$29,534,755	$38,770	$1,524,716
Cash	372,378	5,624	328,012	1,788	13,097
Due from broker	194,138	—	—	—	—
Foreign currency, at value (cost: $0, $0, $0, $0, $0, $4, $1,196, $8,311, $219, $66, $0, $0, $0, $0, $0 and $0)	—	—	—	—	—
Receivables for:
Investment sold	21,813	1,239	—	139	7,723
Capital shares sold	1,451	379	11,273	—	909
Dividends	—	35	4,034	5	—
Interest	2,382	—	—	121	12,681
Securities lending income	—	—	10	—	—
Variation margin on futures contracts	23,520	—	—	—	—
Withholding tax	—	—	2,675	—	—
Prepaid registration fees	—	—	34	—	—
Other assets	30	9	4,072	39	29
Total Assets	2,959,798	531,269	29,884,865	40,862	1,559,155
Liabilities
Due to custodian	—	—	—	—	—
Payables for:
Investments purchased	79,281	1,390	73,274	379	13,024
Capital shares reacquired	1,849	260	32,788	—	35
Collateral for securities loaned	—	—	53,389	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—
Accrued expenses:
Management fees	1,605	264	13,579	17	303
12b-1 fees	—	—	242	—	—
Transfer agent fees	229	43	1,704	2	27
Trustees’ fees and expenses	156	58	4,487	34	29
Other	427	140	1,912	31	103
Total Liabilities	83,547	2,155	181,375	463	13,521
NET ASSETS	$2,876,251	$529,114	$29,703,490	$40,399	$1,545,634
Net Assets Consist of:
Paid-in capital	$2,464,649	$429,745	$7,258,842	$46,550	$1,532,444
Total distributable earnings/(loss)	411,602	99,369	22,444,648	(6,151)	13,190
	$2,876,251	$529,114	$29,703,490	$40,399	$1,545,634
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$212,345	$30,249	$10,773,711	$15,621	$1,443,710
Shares of beneficial interest[1]	18,628	2,646	80,211	1,143	160,599
Net asset value per share[2]	$11.40	$11.43	$134.32	$13.66	$8.99
Institutional Class
Net assets	$2,663,906	$498,865	$17,762,870	$23,236	$101,924
Shares of beneficial interest[1]	233,482	43,652	132,864	1,701	11,339
Net asset value per share[2]	$11.41	$11.43	$133.69	$13.66	$8.99
Administrative Class
Net assets	N/A	N/A	$204,569	$52	N/A
Shares of beneficial interest[1]	N/A	N/A	1,613	4	N/A
Net asset value per share[2]	N/A	N/A	$126.85	$13.64	N/A
Investor Class
Net assets	N/A	N/A	$962,340	$1,490	N/A
Shares of beneficial interest[1]	N/A	N/A	7,943	110	N/A
Net asset value per share[2]	N/A	N/A	$121.15	$13.60	N/A
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund	Harbor Diversified International All Cap Fund	Harbor International Fund	Harbor International Compounders Fund	Harbor International Core Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund

$1,278,094	$484,291*	$2,496,668	$45,184	$836,646	$159,635	$758,443	$138,657	$295,219	$1,667,963	$1,214,776
$1,241,229	$745,973*	$3,649,726	$50,265	$946,311	$176,053	$1,288,502	$167,369	$362,780	$2,108,651	$2,039,963
11,101	11,103	48,144	199	16,614	4,223	16,530	4,603	2,786	64,951	44,808
—	—	—	—	—	—	—	—	—	—	—
1	1,179	8,183	218	66	—	—	—	—	—	—

—	787	4,087	—	33,506	359	466	—	—	1,466	—
184	200	1,581	1	37,764	8	225	15	2,032	1,830	662
—	1,511	10,449	69	2,041	705	1,375	42	244	—	240
9,973	—	—	—	—	—	—	—	—	—	—
—	3	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
—	956	6,474	40	732	204	343	—	—	—	—
16	26	24	—	—	—	20	28	13	22	19
443	165	4,645	—	83	23	145	6	104	139	196
1,262,947	761,903	3,733,313	50,792	1,037,117	181,575	1,307,606	172,063	367,959	2,177,059	2,085,888

—	—	—	—	—	122	—	—	—	—	—

6,176	1,531	6,332	—	42,573	504	—	—	—	13,673	888
487	235	883	—	709	202	55,961	108	181	6,010	1,283
—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—

268	483	2,385	22	581	132	680	109	232	1,347	1,328
1	7	57	—	2	1	5	—	6	2	7
97	27	278	1	54	10	47	9	24	102	136
516	74	4,413	1	11	12	150	5	95	165	230
107	1,523	1,826	37	338	113	106	39	50	128	195
7,652	3,880	16,174	61	44,268	1,096	56,949	270	588	21,427	4,067
$1,255,295	$758,023	$3,717,139	$50,731	$992,849	$180,479	$1,250,657	$171,793	$367,371	$2,155,632	$2,081,821

$1,430,777	$495,389	$2,863,411	$45,411	$855,001	$149,650	$503,532	$143,336	$268,834	$1,750,556	$1,207,284
(175,482)	262,634	853,728	5,320	137,848	30,829	747,125	28,457	98,537	405,076	874,537
$1,255,295	$758,023	$3,717,139	$50,731	$992,849	$180,479	$1,250,657	$171,793	$367,371	$2,155,632	$2,081,821

$80,624	$515,113	$666,109	$48,403	$349,132	$77,787	$849,403	$72,402	$114,022	$1,052,405	$503,882
7,785	34,015	12,178	4,348	21,229	4,735	37,100	4,720	4,011	66,318	11,701
$10.36	$15.14	$54.70	$11.13	$16.45	$16.43	$22.90	$15.34	$28.43	$15.87	$43.06

$1,168,879	$210,147	$2,782,933	$2,328	$635,859	$99,571	$377,862	$99,056	$226,288	$1,091,496	$1,546,017
113,105	13,871	50,671	209	38,751	6,060	16,498	6,463	7,957	69,466	35,927
$10.33	$15.15	$54.92	$11.12	$16.41	$16.43	$22.90	$15.33	$28.44	$15.71	$43.03

$5,792	$17,037	$14,877	N/A	N/A	$18	$931	N/A	$3,997	$482	$2,362
560	1,130	267	N/A	N/A	1	40	N/A	139	36	55
$10.35	$15.07	$55.44	N/A	N/A	$16.68	$22.94	N/A	$28.85	$13.34	$42.73

N/A	$15,726	$253,220	N/A	$7,858	$3,103	$22,461	$335	$23,064	$11,249	$29,560
N/A	1,049	4,663	N/A	482	190	967	22	811	940	715
N/A	$14.99	$54.31	N/A	$16.31	$16.36	$23.23	$15.29	$28.43	$11.96	$41.33

*	Includes purchased options and rights/warrants.
1	Par value $0.01 (unlimited authorizations)
2	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.

⬤

STATEMENTS OF OPERATIONS—Year Ended October 31, 2025

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund
Investment Income
Dividends	$—	$14,731	$120,704	$211	$—
Interest	128,534	715	5,923	733	69,109
Net securities lending income	—	—	23	—	—
Consent fee income	—	—	—	—	14
Foreign taxes withheld	—	(34)	(2,481)	—	—
Total Investment Income	128,534	15,412	124,169	944	69,123
Operating Expenses
Management fees	19,893	8,340	168,436	143	3,246
12b-1 fees:
Administrative Class	N/A	N/A	485	—	N/A
Investor Class	N/A	N/A	2,397	3	N/A
Shareholder communications	562	270	329	28	29
Custodian fees	407	95	816	17	75
Transfer agent fees:
Retirement Class	48	28	2,036	3	258
Institutional Class	2,775	1,297	16,742	15	120
Administrative Class	N/A	N/A	194	—	N/A
Investor Class	N/A	N/A	1,951	2	N/A
Professional fees	306	136	1,882	6	103
Trustees’ fees and expenses	414	206	1,268	1	58
Registration fees	94	88	219	53	64
Miscellaneous	57	36	423	9	24
Total Operating Expenses	24,556	10,496	197,178	280	3,977
Management fees waived	—	—	(13,651)	—	—
Transfer agent fees waived	—	—	(783)	(1)	(37)
Other expenses reimbursed	(936)	(688)	—	(83)	(175)
Net expenses	23,620	9,808	182,744	196	3,765
Net Investment Income/(Loss)	104,914	5,604	(58,575)	748	65,358
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $0, $0, $0, $0, $0, $0, $212, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	2,685	20,104	3,413,072	2,690	233
In-kind redemptions	—	—	—	—	—
Foreign currency transactions	(181)	(1)	(191)	—	—
Futures contracts	167,283	—	—	—	—
Swap agreements	101,313	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $0, $0, $0, $0, $0, $0, $(504), $(511), $0, $0, $0, $0, $0, $0, $0 and $0)	(1,244)	51,258	3,014,895	3,438	23,090
Translations of assets and liabilities in foreign currencies	96	—	(28)	—	—
Futures contracts	51,782	—	—	—	—
Swap agreements	—	—	—	—	—
Net gain/(loss) on investment transactions	321,734	71,361	6,427,748	6,128	23,323
Net Increase/(Decrease) in Net Assets Resulting from Operations	$426,648	$76,965	$6,369,173	$6,876	$88,681
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund	Harbor Diversified International All Cap Fund	Harbor International Fund	Harbor International Compounders Fund	Harbor International Core Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund

$—	$22,867	$104,018	$855	$16,630	$6,790	$32,122	$2,631	$9,008	$7,139	$33,233
56,576	378	1,335	21	343	154	619	140	141	2,836	1,919
—	14	44	—	14	4	5	—	—	—	—
13	—	—	—	—	—	—	—	—	—	—
—	(1,907)	(7,512)	(76)	(1,763)	(486)	(504)	(3)	(1)	—	—
56,589	21,352	97,885	800	15,224	6,462	32,242	2,768	9,148	9,975	35,152

2,971	6,112	26,544	191	3,723	1,617	8,974	1,252	2,681	14,704	16,788

16	37	26	N/A	N/A	—	2	N/A	10	1	6
N/A	33	619	N/A	16	7	60	1	60	31	81
50	34	130	20	55	22	40	38	31	75	171
98	386	451	18	233	98	48	17	23	99	66

13	114	126	7	24	17	202	15	21	178	120
1,115	218	2,651	3	369	100	462	91	225	1,059	1,603
7	15	11	N/A	N/A	—	1	N/A	4	—	2
N/A	27	503	N/A	13	6	49	1	49	26	66
85	139	391	15	69	35	105	16	30	138	157
49	40	154	1	18	10	68	7	15	82	103
63	59	76	41	82	57	62	45	60	84	95
24	24	61	3	14	13	38	11	15	36	45
4,491	7,238	31,743	299	4,616	1,982	10,111	1,494	3,224	16,513	19,303
—	—	—	—	—	—	—	—	(7)	—	—
(32)	(23)	(94)	(1)	(12)	(5)	(44)	(5)	(10)	(54)	(63)
—	(910)	(3,271)	(86)	(458)	(324)	(467)	(80)	(159)	—	—
4,459	6,305	28,378	212	4,146	1,653	9,600	1,409	3,048	16,459	19,240
52,130	15,047	69,507	588	11,078	4,809	22,642	1,359	6,100	(6,484)	15,912

(9,181)	63,032	194,124	(280)	25,955	13,340	273,986	3,439	29,089	26,068	79,585
—	—	—	—	—	—	—	—	—	11,215	—
—	166	38	(18)	43	(66)	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—

32,296	85,218	409,832	5,439	77,123	16,025	(231,959)	1,595	501	199,562	(41,759)
—	103	507	—	14	31	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
23,115	148,519	604,501	5,141	103,135	29,330	42,027	5,034	29,590	236,845	37,826
$75,245	$163,566	$674,008	$5,729	$114,213	$34,139	$64,669	$6,393	$35,690	$230,361	$53,738

⬤

STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)		Embark Small Cap Equity Fund		Harbor Capital Appreciation Fund
	November 1, 2024	January 23, 2024[a]	November 1, 2024	January 30, 2024[a]	November 1, 2024	November 1, 2023
	through	through	through	through	through	through
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$104,914	$46,086	$5,604	$2,585	$(58,575)	$(32,644)
Net realized gain/(loss) on investments	271,100	33,515	20,103	(20,709)	3,412,881	3,756,548
Change in net unrealized appreciation/(depreciation) of investments	50,634	38,830	51,258	47,669	3,014,867	5,894,325
Net increase/(decrease) in assets resulting from operations	426,648	118,431	76,965	29,545	6,369,173	9,618,229
Distributions to Shareholders
Retirement Class	(13,650)	(2,614)	(629)	—	(1,042,057)	—
Institutional Class	(150,997)	(28,540)	(5,068)	—	(1,734,249)	—
Administrative Class	N/A	N/A	N/A	N/A	(20,668)	—
Investor Class	N/A	N/A	N/A	N/A	(109,210)	—
Total distributions to shareholders	(164,647)	(31,154)	(5,697)	—	(2,906,184)	—
Net Increase/(Decrease) Derived from Capital Share Transactions	(309,756)	2,836,729	(1,237,246)	1,665,447	(2,005,964)	(3,948,593)
Net increase/(decrease) in net assets	(47,755)	2,924,006	(1,165,978)	1,694,992	1,457,025	5,669,636
Net Assets
Beginning of period	2,924,006	—	1,695,092	100	28,246,465	22,576,829
End of period	$2,876,251	$2,924,006	$529,114	$1,695,092	$29,703,490	$28,246,465
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Convertible Securities Fund		Harbor Core Bond Fund		Harbor Core Plus Fund		Harbor Diversified International All Cap Fund		Harbor International Fund
November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through	through
October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024

$748	$922	$65,358	$35,416	$52,130	$43,150	$15,047	$17,360	$69,507	$65,681
2,690	778	233	(1,059)	(9,181)	(22,678)	63,198	10,327	194,162	92,288
3,438	3,700	23,090	7,419	32,296	88,553	85,321	156,787	410,339	497,706
6,876	5,400	88,681	41,776	75,245	109,025	163,566	184,474	674,008	655,675

(384)	(374)	(59,182)	(31,072)	(3,159)	(1,391)	(20,642)	(16,277)	(22,824)	(19,146)
(370)	(416)	(5,477)	(3,543)	(50,811)	(44,514)	(6,282)	(7,359)	(91,689)	(89,545)
(2)	(2)	N/A	N/A	(281)	(328)	(344)	(230)	(299)	(318)
(25)	(21)	N/A	N/A	N/A	N/A	(325)	(240)	(7,686)	(8,372)
(781)	(813)	(64,659)	(34,615)	(54,251)	(46,233)	(27,593)	(24,106)	(122,498)	(117,381)
9,492	(5,725)	297,901	1,109,783	102,129	142,375	(311,706)	(125,664)	(257,031)	(258,842)
15,587	(1,138)	321,923	1,116,944	123,123	205,167	(175,733)	34,704	294,479	279,452

24,812	25,950	1,223,711	106,767	1,132,172	927,005	933,756	899,052	3,422,660	3,143,208
$40,399	$24,812	$1,545,634	$1,223,711	$1,255,295	$1,132,172	$758,023	$933,756	$3,717,139	$3,422,660

⬤

STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor International Compounders Fund		Harbor International Core Fund		Harbor International Small Cap Fund
	November 1, 2024	March 1, 2024[a]	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
	through	through	through	through	through	through
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$588	$69	$11,078	$4,567	$4,809	$7,104
Net realized gain/(loss) on investments	(298)	(48)	25,998	9,476	13,274	5,553
Change in net unrealized appreciation/(depreciation) of investments	5,439	(359)	77,137	33,146	16,056	40,043
Net increase/(decrease) in assets resulting from operations	5,729	(338)	114,213	47,189	34,139	52,700
Distributions to Shareholders
Retirement Class	(62)	—	(376)	(185)	(4,724)	(3,104)
Institutional Class	(9)	—	(6,140)	(3,612)	(5,356)	(4,341)
Administrative Class	N/A	N/A	N/A	N/A	(2)	—
Investor Class	N/A	N/A	(111)	(176)	(114)	(82)
Total distributions to shareholders	(71)	—	(6,627)	(3,973)	(10,196)	(7,527)
Net Increase/(Decrease) Derived from Capital Share Transactions	25,005	20,406	649,951	57,929	(67,711)	(150,604)
Net increase/(decrease) in net assets	30,663	20,068	757,537	101,145	(43,768)	(105,431)
Net Assets
Beginning of period	20,068	—	235,312	134,167	224,247	329,678
End of period	$50,731	$20,068	$992,849	$235,312	$180,479	$224,247
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through	through
October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024

$22,642	$24,126	$1,359	$1,105	$6,100	$5,098	$(6,484)	$(3,767)	$15,912	$16,434
273,986	115,715	3,439	(722)	29,089	16,251	37,283	114,526	79,585	(16,875)
(231,959)	335,558	1,595	28,934	501	57,206	199,562	255,977	(41,759)	534,735
64,669	475,399	6,393	29,317	35,690	78,555	230,361	366,736	53,738	534,294

(87,387)	(47,391)	(573)	(1,936)	(6,150)	(1,060)	(30,481)	(489)	(4,749)	(41,830)
(41,637)	(26,433)	(574)	(945)	(12,462)	(16,352)	(37,709)	(258)	(10,550)	(100,625)
(64)	(109)	N/A	N/A	(207)	(227)	(18)	—	(7)	(249)
(1,767)	(948)	—	(12)	(1,322)	(1,731)	(623)	—	(96)	(2,453)
(130,855)	(74,881)	(1,147)	(2,893)	(20,141)	(19,370)	(68,831)	(747)	(15,402)	(145,157)
(583,198)	(183,549)	1,089	40,014	(19,310)	66,148	227,018	414,056	(378,711)	61,140
(649,384)	216,969	6,335	66,438	(3,761)	125,333	388,548	780,045	(340,375)	450,277

1,900,041	1,683,072	165,458	99,020	371,132	245,799	1,767,084	987,039	2,422,196	1,971,919
$1,250,657	$1,900,041	$171,793	$165,458	$367,371	$371,132	$2,155,632	$1,767,084	$2,081,821	$2,422,196

a	Commencement of Operations

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)		Embark Small Cap Equity Fund		Harbor Capital Appreciation Fund
	November 1, 2024	January 23, 2024[a]	November 1, 2024	January 30, 2024[a]	November 1, 2024	November 1, 2023
	through	through	through	through	through	through
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$51,371	$248,678	$26,827	$164,331	$1,476,664	$1,859,614
Reinvested distributions	180	42	7	—	966,106	—
Cost of shares reacquired	(99,274)	(7,421)	(168,826)	(2,817)	(2,996,804)	(2,626,453)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in net assets	$(47,723)	$241,299	$(141,992)	$161,514	$(554,034)	$(766,839)
Institutional Class
Net proceeds from sale of shares	$422,119	$2,737,453	$250,772	$1,619,171	$1,594,180	$1,833,126
Reinvested distributions	150,991	28,539	5,068	—	1,661,915	—
Cost of shares reacquired	(835,143)	(170,562)	(1,351,094)	(115,238)	(4,576,428)	(4,561,185)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	(189,354)
Net increase/(decrease) in net assets	$(262,033)	$2,595,430	$(1,095,254)	$1,503,933	$(1,320,333)	$(2,917,413)
Administrative Class
Net proceeds from sale of shares	N/A	N/A	N/A	N/A	$39,127	$45,867
Reinvested distributions	N/A	N/A	N/A	N/A	17,504	—
Cost of shares reacquired	N/A	N/A	N/A	N/A	(68,278)	(134,389)
Net increase/(decrease) in net assets	N/A	N/A	N/A	N/A	$(11,647)	$(88,522)
Investor Class
Net proceeds from sale of shares	N/A	N/A	N/A	N/A	$62,856	$101,221
Reinvested distributions	N/A	N/A	N/A	N/A	107,543	—
Cost of shares reacquired	N/A	N/A	N/A	N/A	(290,349)	(277,040)
Net increase/(decrease) in net assets	N/A	N/A	N/A	N/A	$(119,950)	$(175,819)
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Convertible Securities Fund		Harbor Core Bond Fund		Harbor Core Plus Fund		Harbor Diversified International All Cap Fund		Harbor International Fund
November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through	through
October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024

$330	$1,074	$386,754	$1,073,765	$58,995	$32,575	$76,771	$72,630	$77,821	$127,622
384	374	53,771	28,112	3,100	1,362	20,363	16,078	19,060	15,376
(316)	(1,137)	(144,609)	(47,560)	(24,469)	(6,781)	(330,641)	(151,199)	(140,010)	(150,677)
—	—	—	—	—	—	—	—	—	—
$398	$311	$295,916	$1,054,317	$37,626	$27,156	$(233,507)	$(62,491)	$(43,129)	$(7,679)

$11,347	$2,169	$61,477	$179,441	$261,682	$287,517	$9,103	$9,530	$231,893	$160,708
318	403	5,261	3,435	48,770	42,674	4,958	6,215	87,054	84,914
(2,940)	(8,673)	(64,753)	(127,410)	(244,529)	(213,887)	(96,811)	(80,292)	(502,045)	(459,054)
—	—	—	—	—	—	—	—	—	—
$8,725	$(6,101)	$1,985	$55,466	$65,923	$116,304	$(82,750)	$(64,547)	$(183,098)	$(213,432)

$—	$—	N/A	N/A	$186	$255	$5,111	$3,541	$6,960	$907
2	2	N/A	N/A	281	328	344	230	293	311
(51)	—	N/A	N/A	(1,887)	(1,668)	(2,584)	(2,598)	(2,905)	(4,549)
$(49)	$2	N/A	N/A	$(1,420)	$(1,085)	$2,871	$1,173	$4,348	$(3,331)

$642	$183	N/A	N/A	N/A	N/A	$2,410	$1,002	$19,884	$18,031
25	21	N/A	N/A	N/A	N/A	325	240	7,588	8,273
(249)	(141)	N/A	N/A	N/A	N/A	(1,055)	(1,041)	(62,624)	(60,704)
$418	$63	N/A	N/A	N/A	N/A	$1,680	$201	$(35,152)	$(34,400)

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Harbor International Compounders Fund		Harbor International Core Fund		Harbor International Small Cap Fund
	November 1, 2024	March 1, 2024[a]	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
	through	through	through	through	through	through
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$26,915	$18,813	$372,550	$4,518	$5,602	$7,406
Reinvested distributions	62	—	375	185	4,635	3,103
Cost of shares reacquired	(1,488)	(939)	(59,482)	(17,104)	(44,213)	(57,963)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in net assets	$25,489	$17,874	$313,443	$(12,401)	$(33,976)	$(47,454)
Institutional Class
Net proceeds from sale of shares	$1,549	$2,640	$544,403	$118,097	$40,384	$56,837
Reinvested distributions	3	—	5,477	3,316	4,969	4,101
Cost of shares reacquired	(2,036)	(108)	(214,131)	(44,710)	(79,044)	(161,416)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in net assets	$(484)	$2,532	$335,749	$76,703	$(33,691)	$(100,478)
Administrative Class
Net proceeds from sale of shares	N/A	N/A	N/A	N/A	$—	$—
Reinvested distributions	N/A	N/A	N/A	N/A	2	—
Cost of shares reacquired	N/A	N/A	N/A	N/A	(37)	(429)
Net increase/(decrease) in net assets	N/A	N/A	N/A	N/A	$(35)	$(429)
Investor Class
Net proceeds from sale of shares	N/A	N/A	$3,634	$520	$831	$381
Reinvested distributions	N/A	N/A	111	176	113	82
Cost of shares reacquired	N/A	N/A	(2,986)	(7,069)	(953)	(2,706)
Net increase/(decrease) in net assets	N/A	N/A	$759	$(6,373)	$(9)	$(2,243)
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through	through
October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024

$78,440	$139,220	$4,021	$13,891	$38,729	$92,506	$509,881	$261,563	$115,409	$124,444
71,381	37,047	567	1,936	2,239	1,027	30,047	482	2,821	27,996
(472,514)	(250,892)	(14,772)	(19,247)	(34,813)	(10,789)	(187,804)	(116,012)	(289,514)	(163,946)
—	—	—	—	—	—	(33,860)	—	—	—
$(322,693)	$(74,625)	$(10,184)	$(3,420)	$6,155	$82,744	$318,264	$146,033	$(171,284)	$(11,506)

$39,875	$62,151	$40,694	$61,235	$32,561	$36,127	$200,012	$437,883	$231,528	$551,765
36,322	23,851	568	839	11,816	15,227	35,370	242	10,027	92,112
(333,968)	(188,328)	(29,966)	(18,276)	(65,259)	(64,868)	(322,242)	(174,958)	(441,871)	(566,454)
—	—	—	—	—	—	—	—	—	—
$(257,771)	$(102,326)	$11,296	$43,798	$(20,882)	$(13,514)	$(86,860)	$263,167	$(200,316)	$77,423

$91	$29	N/A	N/A	$596	$696	$21	$65	$300	$434
63	108	N/A	N/A	132	137	18	—	7	183
(86)	(2,843)	N/A	N/A	(917)	(853)	(64)	(158)	(338)	(2,308)
$68	$(2,706)	N/A	N/A	$(189)	$(20)	$(25)	$(93)	$(31)	$(1,691)

$1,415	$1,449	$267	$433	$2,075	$2,135	$2,122	$9,024	$2,184	$3,201
1,664	892	—	12	1,253	1,649	607	—	90	2,310
(5,881)	(6,233)	(290)	(809)	(7,722)	(6,846)	(7,090)	(4,075)	(9,354)	(8,597)
$(2,802)	$(3,892)	$(23)	$(364)	$(4,394)	$(3,062)	$(4,361)	$4,949	$(7,080)	$(3,086)

a	Commencement of Operations

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)		Embark Small Cap Equity Fund		Harbor Capital Appreciation Fund
	November 1, 2024	January 23, 2024[a]	November 1, 2024	January 30, 2024[a]	November 1, 2024	November 1, 2023
	through	through	through	through	through	through
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
SHARES
Retirement Class
Shares sold	4,844	23,807	2,599	15,537	12,604	17,105
Shares issued due to reinvestment of distributions	17	4	1	—	8,362	—
Shares reacquired	(9,329)	(715)	(15,229)	(262)	(25,732)	(24,191)
Shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in shares outstanding	(4,468)	23,096	(12,629)	15,275	(4,766)	(7,086)
Institutional Class
Shares sold	39,481	271,420	23,784	153,166	13,654	17,139
Shares issued due to reinvestment of distributions	14,626	2,720	465	—	14,440	—
Shares reacquired	(78,194)	(16,571)	(122,817)	(10,956)	(39,325)	(42,395)
Shares reacquired through in-kind redemptions	—	—	—	—	—	(1,579)
Net increase/(decrease) in shares outstanding	(24,087)	257,569	(98,568)	142,210	(11,231)	(26,835)
Administrative Class
Shares sold	N/A	N/A	N/A	N/A	355	446
Shares issued due to reinvestment of distributions	N/A	N/A	N/A	N/A	160	—
Shares reacquired	N/A	N/A	N/A	N/A	(612)	(1,271)
Net increase/(decrease) in shares outstanding	N/A	N/A	N/A	N/A	(97)	(825)
Investor Class
Shares sold	N/A	N/A	N/A	N/A	588	1,069
Shares issued due to reinvestment of distributions	N/A	N/A	N/A	N/A	1,028	—
Shares reacquired	N/A	N/A	N/A	N/A	(2,704)	(2,808)
Net increase/(decrease) in shares outstanding	N/A	N/A	N/A	N/A	(1,088)	(1,739)
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Convertible Securities Fund		Harbor Core Bond Fund		Harbor Core Plus Fund		Harbor Diversified International All Cap Fund		Harbor International Fund
November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through	through
October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024

28	98	43,813	121,472	5,759	3,223	5,878	5,840	1,548	2,710
32	35	6,066	3,169	304	135	1,688	1,363	434	357
(27)	(103)	(16,327)	(5,343)	(2,402)	(678)	(25,045)	(12,312)	(2,841)	(3,431)
—	—	—	—	—	—	—	—	—	—
33	30	33,552	119,298	3,661	2,680	(17,479)	(5,109)	(859)	(364)

902	201	6,969	20,275	25,689	28,288	678	782	4,879	3,514
27	38	594	388	4,802	4,224	411	526	1,974	1,962
(245)	(820)	(7,282)	(14,653)	(24,058)	(21,252)	(7,093)	(6,459)	(10,323)	(10,003)
—	—	—	—	—	—	—	—	—	—
684	(581)	281	6,010	6,433	11,260	(6,004)	(5,151)	(3,470)	(4,527)

—	—	N/A	N/A	18	25	398	292	130	20
—	—	N/A	N/A	28	32	29	20	6	7
(4)	—	N/A	N/A	(185)	(165)	(192)	(208)	(58)	(101)
(4)	—	N/A	N/A	(139)	(108)	235	104	78	(74)

53	17	N/A	N/A	N/A	N/A	174	81	405	390
2	2	N/A	N/A	N/A	N/A	27	20	173	193
(20)	(14)	N/A	N/A	N/A	N/A	(77)	(84)	(1,267)	(1,329)
35	5	N/A	N/A	N/A	N/A	124	17	(689)	(746)

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Harbor International Compounders Fund		Harbor International Core Fund		Harbor International Small Cap Fund
	November 1, 2024	March 1, 2024[a]	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
	through	through	through	through	through	through
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
SHARES
Retirement Class
Shares sold	2,707	1,870	24,213	344	371	503
Shares issued due to reinvestment of distributions	7	—	29	16	341	218
Shares reacquired	(145)	(91)	(3,844)	(1,533)	(2,951)	(4,004)
Shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in shares outstanding	2,569	1,779	20,398	(1,173)	(2,239)	(3,283)
Institutional Class
Shares sold	157	263	36,487	10,123	2,693	3,953
Shares issued due to reinvestment of distributions	—	—	428	285	366	288
Shares reacquired	(201)	(10)	(14,709)	(3,668)	(5,386)	(11,087)
Shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in shares outstanding	(44)	253	22,206	6,740	(2,327)	(6,846)
Administrative Class
Shares sold	N/A	N/A	N/A	N/A	—	—
Shares issued due to reinvestment of distributions	N/A	N/A	N/A	N/A	—	—
Shares reacquired	N/A	N/A	N/A	N/A	(2)	(30)
Net increase/(decrease) in shares outstanding	N/A	N/A	N/A	N/A	(2)	(30)
Investor Class
Shares sold	N/A	N/A	246	43	56	27
Shares issued due to reinvestment of distributions	N/A	N/A	9	15	8	6
Shares reacquired	N/A	N/A	(207)	(566)	(63)	(190)
Net increase/(decrease) in shares outstanding	N/A	N/A	48	(508)	1	(157)
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through	through
October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024

3,524	6,231	273	994	1,443	3,609	35,083	18,670	2,825	3,127
3,303	1,713	39	142	87	42	2,126	36	66	723
(21,213)	(11,089)	(1,002)	(1,365)	(1,340)	(415)	(13,127)	(8,362)	(7,177)	(4,158)
—	—	—	—	—	—	(2,203)	—	—	—
(14,386)	(3,145)	(690)	(229)	190	3,236	21,879	10,344	(4,286)	(308)

1,797	2,769	2,766	4,336	1,238	1,414	14,299	31,739	5,661	13,847
1,681	1,101	39	62	459	625	2,526	18	236	2,377
(14,895)	(8,418)	(2,030)	(1,291)	(2,440)	(2,557)	(23,399)	(12,523)	(10,752)	(14,254)
—	—	—	—	—	—	—	—	—	—
(11,417)	(4,548)	775	3,107	(743)	(518)	(6,574)	19,234	(4,855)	1,970

4	1	N/A	N/A	23	26	2	5	7	11
3	5	N/A	N/A	5	6	1	—	—	5
(4)	(126)	N/A	N/A	(34)	(34)	(5)	(13)	(8)	(59)
3	(120)	N/A	N/A	(6)	(2)	(2)	(8)	(1)	(43)

63	65	19	31	77	84	198	862	55	84
76	41	—	1	49	68	57	—	2	62
(259)	(276)	(20)	(56)	(290)	(273)	(702)	(380)	(241)	(223)
(120)	(170)	(1)	(24)	(164)	(121)	(447)	482	(184)	(77)

a	Commencement of Operations

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

EMBARK COMMODITY STRATEGY FUND (CONSOLIDATED)

	Retirement Class
	Year Ended October 31, 2025	Period from January 23, 2024[a] through October 31, 2024

Net asset value beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.38	0.35
Net realized and unrealized gain/(loss) on investments	1.21	0.26
Total from investment operations	1.59	0.61
Less Distributions
Dividends from net investment income	(0.60)	(0.20)
Distributions from net realized capital gains	—*	—
Total distributions	(0.60)	(0.20)
Net asset value end of period	$11.40	$10.41
Net assets end of period (000s)	$212,345	$240,433
Ratios and Supplemental Data (%)
Total return[f]	15.93%	6.06%[c]
Ratio of total expenses to average net assets	0.74	0.85[d]
Ratio of net expenses to average net assets[e]	0.71	0.71[d]
Ratio of net investment income/(loss) to average net assets[e]	3.55	4.37[d]
Portfolio turnover	50	34[c]

	Institutional Class
	Year Ended October 31, 2025	Period from January 23, 2024[a] through October 31, 2024

Net asset value beginning of period	$10.42	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.37	0.33
Net realized and unrealized gain/(loss) on investments	1.21	0.28
Total from investment operations	1.58	0.61
Less Distributions
Dividends from net investment income	(0.59)	(0.19)
Distributions from net realized capital gains	—*	—
Total distributions	(0.59)	(0.19)
Net asset value end of period	$11.41	$10.42
Net assets end of period (000s)	$2,663,906	$2,683,573
Ratios and Supplemental Data (%)
Total return[f]	15.82%	6.12%[c]
Ratio of total expenses to average net assets	0.82	0.93[d]
Ratio of net expenses to average net assets[e]	0.79	0.79[d]
Ratio of net investment income/(loss) to average net assets[e]	3.47	4.15[d]
Portfolio turnover	50	34[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

EMBARK SMALL CAP EQUITY FUND

	Retirement Class
	Year Ended October 31, 2025	Period from January 30, 2024[a] through October 31, 2024

Net asset value beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.05	0.03
Net realized and unrealized gain/(loss) on investments	0.66	0.73
Total from investment operations	0.71	0.76
Less Distributions
Dividends from net investment income	(0.04)	—
Distributions from net realized capital gains	—	—
Total distributions	(0.04)	—
Net asset value end of period	$11.43	$10.76
Net assets end of period (000s)	$30,249	$164,442
Ratios and Supplemental Data (%)
Total return[f]	6.63%	7.60%[c]
Ratio of total expenses to average net assets	0.66	0.75[d]
Ratio of net expenses to average net assets[e]	0.61	0.61[d]
Ratio of net investment income/(loss) to average net assets[e]	0.48	0.42[d]
Portfolio turnover	83	71[c]

	Institutional Class
	Year Ended October 31, 2025	Period from January 30, 2024[a] through October 31, 2024

Net asset value beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.04	0.03
Net realized and unrealized gain/(loss) on investments	0.67	0.73
Total from investment operations	0.71	0.76
Less Distributions
Dividends from net investment income	(0.04)	—
Distributions from net realized capital gains	—	—
Total distributions	(0.04)	—
Net asset value end of period	$11.43	$10.76
Net assets end of period (000s)	$498,865	$1,530,650
Ratios and Supplemental Data (%)
Total return[f]	6.57%	7.60%[c]
Ratio of total expenses to average net assets	0.74	0.83[d]
Ratio of net expenses to average net assets[e]	0.69	0.69[d]
Ratio of net investment income/(loss) to average net assets[e]	0.38	0.40[d]
Portfolio turnover	83	71[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CAPITAL APPRECIATION FUND

	Retirement Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$118.45	$82.14	$66.82	$124.89	$99.19
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.17)	(0.06)	0.03	(0.06)	(0.27)
Net realized and unrealized gain/(loss) on investments	28.40	36.37	15.29	(39.22)	38.73
Total from investment operations	28.23	36.31	15.32	(39.28)	38.46
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(12.36)	—	—	(18.79)	(12.76)
Total distributions	(12.36)	—	—	(18.79)	(12.76)
Net asset value end of period	$134.32	$118.45	$82.14	$66.82	$124.89
Net assets end of period (000s)	$10,773,711	$10,065,671	$7,562,038	$7,108,919	$11,385,191
Ratios and Supplemental Data (%)
Total return[f]	25.53%	44.21%	22.93%	(36.03)%	41.33%
Ratio of total expenses to average net assets	0.64	0.64	0.64	0.64	0.63
Ratio of net expenses to average net assets[e]	0.59	0.59	0.59	0.58	0.57
Ratio of net investment income/(loss) to average net assets[e]	(0.14)	(0.05)	0.04	(0.07)	(0.25)
Portfolio turnover	28	28	27	34	48

	Administrative Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$112.84	$78.51	$64.08	$120.94	$96.68
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.53)	(0.38)	(0.21)	(0.33)	(0.61)
Net realized and unrealized gain/(loss) on investments	26.90	34.71	14.64	(37.74)	37.63
Total from investment operations	26.37	34.33	14.43	(38.07)	37.02
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(12.36)	—	—	(18.79)	(12.76)
Total distributions	(12.36)	—	—	(18.79)	(12.76)
Net asset value end of period	$126.85	$112.84	$78.51	$64.08	$120.94
Net assets end of period (000s)	$204,569	$192,992	$199,055	$187,390	$414,600
Ratios and Supplemental Data (%)
Total return[f]	25.11%	43.73%	22.52%	(36.23)%	40.86%
Ratio of total expenses to average net assets	0.97	0.97	0.97	0.97	0.96
Ratio of net expenses to average net assets[e]	0.92	0.92	0.92	0.91	0.90
Ratio of net investment income/(loss) to average net assets[e]	(0.47)	(0.37)	(0.29)	(0.41)	(0.57)
Portfolio turnover	28	28	27	34	48

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CAPITAL APPRECIATION FUND—Continued

	Institutional Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$118.04	$81.92	$66.69	$124.78	$99.18
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.27)	(0.14)	(0.03)	(0.13)	(0.36)
Net realized and unrealized gain/(loss) on investments	28.28	36.26	15.26	(39.17)	38.72
Total from investment operations	28.01	36.12	15.23	(39.30)	38.36
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(12.36)	—	—	(18.79)	(12.76)
Total distributions	(12.36)	—	—	(18.79)	(12.76)
Net asset value end of period	$133.69	$118.04	$81.92	$66.69	$124.78
Net assets end of period (000s)	$17,762,870	$17,008,997	$14,002,664	$13,590,549	$28,902,862
Ratios and Supplemental Data (%)
Total return[f]	25.42%	44.09%	22.84%	(36.08)%	41.22%
Ratio of total expenses to average net assets	0.72	0.72	0.72	0.72	0.71
Ratio of net expenses to average net assets[e]	0.67	0.67	0.67	0.66	0.65
Ratio of net investment income/(loss) to average net assets[e]	(0.22)	(0.13)	(0.04)	(0.16)	(0.33)
Portfolio turnover	28	28	27	34	48

	Investor Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$108.39	$75.49	$61.68	$117.30	$94.19
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.62)	(0.48)	(0.28)	(0.40)	(0.72)
Net realized and unrealized gain/(loss) on investments	25.74	33.38	14.09	(36.43)	36.59
Total from investment operations	25.12	32.90	13.81	(36.83)	35.87
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(12.36)	—	—	(18.79)	(12.76)
Total distributions	(12.36)	—	—	(18.79)	(12.76)
Net asset value end of period	$121.15	$108.39	$75.49	$61.68	$117.30
Net assets end of period (000s)	$962,340	$978,805	$813,072	$797,250	$1,564,732
Ratios and Supplemental Data (%)
Total return[f]	24.98%	43.58%	22.39%	(36.31)%	40.71%
Ratio of total expenses to average net assets	1.07	1.08	1.08	1.08	1.08
Ratio of net expenses to average net assets[e]	1.02	1.03	1.03	1.02	1.01
Ratio of net investment income/(loss) to average net assets[e]	(0.58)	(0.49)	(0.40)	(0.52)	(0.69)
Portfolio turnover	28	28	27	34	48

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CONVERTIBLE SECURITIES FUND

	Retirement Class
Year Ended October 31,	2025	2024	2023[g]	2022	2021
Net asset value beginning of period	$11.23	$9.42	$9.82	$13.69	$12.49
Income from Investment Operations
Net investment income/(loss)[e,b]	0.32	0.39	0.24	0.04	0.02
Net realized and unrealized gain/(loss) on investments	2.45	1.76	(0.32)	(2.22)	2.43
Total from investment operations	2.77	2.15	(0.08)	(2.18)	2.45
Less Distributions
Dividends from net investment income	(0.34)	(0.34)	(0.28)	(0.08)	(0.09)
Distributions from net realized capital gains	—	—	—	(1.61)	(1.16)
Return of capital	—	—	(0.04)	—	—
Total distributions	(0.34)	(0.34)	(0.32)	(1.69)	(1.25)
Proceeds from redemption fees	—	—	—	—	—*
Net asset value end of period	$13.66	$11.23	$9.42	$9.82	$13.69
Net assets end of period (000s)	$15,621	$12,460	$10,174	$33,711	$41,250
Ratios and Supplemental Data (%)
Total return[f]	25.19%	23.08%	(0.73)%	(17.59)%	20.23%
Ratio of total expenses to average net assets	0.92	0.94	0.98	0.74	0.73
Ratio of net expenses to average net assets[e]	0.63	0.63	0.69	0.68	0.67
Ratio of net investment income/(loss) to average net assets[e]	2.70	3.69	2.40	0.35	0.15
Portfolio turnover	160	100	127	66	50

	Administrative Class
Year Ended October 31,	2025	2024	2023[g]	2022	2021
Net asset value beginning of period	$11.21	$9.40	$9.78	$13.63	$12.46
Income from Investment Operations
Net investment income/(loss)[e,b]	0.29	0.35	0.27	—*	(0.02)
Net realized and unrealized gain/(loss) on investments	2.44	1.77	(0.42)	(2.20)	2.42
Total from investment operations	2.73	2.12	(0.15)	(2.20)	2.40
Less Distributions
Dividends from net investment income	(0.30)	(0.31)	(0.21)	(0.04)	(0.07)
Distributions from net realized capital gains	—	—	—	(1.61)	(1.16)
Return of capital	—	—	(0.02)	—	—
Total distributions	(0.30)	(0.31)	(0.23)	(1.65)	(1.23)
Proceeds from redemption fees	—	—	—	—	—*
Net asset value end of period	$13.64	$11.21	$9.40	$9.78	$13.63
Net assets end of period (000s)	$52	$87	$71	$70	$85
Ratios and Supplemental Data (%)
Total return[f]	24.78%	22.73%	(1.47)%	(17.84)%	19.87%
Ratio of total expenses to average net assets	1.25	1.27	1.24	1.07	1.06
Ratio of net expenses to average net assets[e]	0.96	0.96	0.97	1.01	1.00
Ratio of net investment income/(loss) to average net assets[e]	2.45	3.36	2.71	0.02	(0.18)
Portfolio turnover	160	100	127	66	50

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CONVERTIBLE SECURITIES FUND—Continued

	Institutional Class
Year Ended October 31,	2025	2024	2023[g]	2022	2021
Net asset value beginning of period	$11.23	$9.42	$9.82	$13.68	$12.48
Income from Investment Operations
Net investment income/(loss)[e,b]	0.31	0.38	0.23	0.03	0.01
Net realized and unrealized gain/(loss) on investments	2.45	1.76	(0.32)	(2.21)	2.43
Total from investment operations	2.76	2.14	(0.09)	(2.18)	2.44
Less Distributions
Dividends from net investment income	(0.33)	(0.33)	(0.28)	(0.07)	(0.08)
Distributions from net realized capital gains	—	—	—	(1.61)	(1.16)
Return of capital	—	—	(0.03)	—	—
Total distributions	(0.33)	(0.33)	(0.31)	(1.68)	(1.24)
Proceeds from redemption fees	—	—	—	—	—*
Net asset value end of period	$13.66	$11.23	$9.42	$9.82	$13.68
Net assets end of period (000s)	$23,236	$11,423	$15,052	$126,865	$161,772
Ratios and Supplemental Data (%)
Total return[f]	25.09%	22.98%	(0.83)%	(17.62)%	20.18%
Ratio of total expenses to average net assets	1.00	1.02	1.06	0.82	0.81
Ratio of net expenses to average net assets[e]	0.71	0.71	0.77	0.76	0.75
Ratio of net investment income/(loss) to average net assets[e]	2.56	3.65	2.31	0.27	0.06
Portfolio turnover	160	100	127	66	50

	Investor Class
Year Ended October 31,	2025	2024	2023[g]	2022	2021
Net asset value beginning of period	$11.18	$9.38	$9.77	$13.62	$12.46
Income from Investment Operations
Net investment income/(loss)[e,b]	0.27	0.34	0.24	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on investments	2.44	1.76	(0.36)	(2.20)	2.43
Total from investment operations	2.71	2.10	(0.12)	(2.21)	2.39
Less Distributions
Dividends from net investment income	(0.29)	(0.30)	(0.24)	(0.03)	(0.07)
Distributions from net realized capital gains	—	—	—	(1.61)	(1.16)
Return of capital	—	—	(0.03)	—	—
Total distributions	(0.29)	(0.30)	(0.27)	(1.64)	(1.23)
Proceeds from redemption fees	—	—	—	—	—*
Net asset value end of period	$13.60	$11.18	$9.38	$9.77	$13.62
Net assets end of period (000s)	$1,490	$842	$653	$2,076	$2,853
Ratios and Supplemental Data (%)
Total return[f]	24.69%	22.55%	(1.23)%	(17.92)%	19.76%
Ratio of total expenses to average net assets	1.35	1.38	1.40	1.18	1.17
Ratio of net expenses to average net assets[e]	1.06	1.07	1.12	1.12	1.11
Ratio of net investment income/(loss) to average net assets[e]	2.23	3.25	2.46	(0.10)	(0.29)
Portfolio turnover	160	100	127	66	50

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE BOND FUND

	Retirement Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$8.86	$8.34	$8.64	$10.61	$11.06
Income from Investment Operations
Net investment income/(loss)[e,b]	0.41	0.41	0.34	0.22	0.19
Net realized and unrealized gain/(loss) on investments	0.13	0.49	(0.27)	(1.90)	(0.19)
Total from investment operations	0.54	0.90	0.07	(1.68)	—
Less Distributions
Dividends from net investment income	(0.41)	(0.38)	(0.37)	(0.29)	(0.23)
Distributions from net realized capital gains	—	—	—	—	(0.22)
Total distributions	(0.41)	(0.38)	(0.37)	(0.29)	(0.45)
Net asset value end of period	$8.99	$8.86	$8.34	$8.64	$10.61
Net assets end of period (000s)	$1,443,710	$1,125,752	$64,662	$41,312	$36,557
Ratios and Supplemental Data (%)
Total return[f]	6.21%	10.82%	0.63%	(16.14)%	(0.01)%
Ratio of total expenses to average net assets	0.28	0.29	0.36	0.37	0.43
Ratio of net expenses to average net assets[e]	0.26	0.26	0.26	0.27	0.37
Ratio of net investment income/(loss) to average net assets[e]	4.64	4.55	3.88	2.28	1.77
Portfolio turnover	45	101	71	60	47

	Institutional Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$8.86	$8.34	$8.64	$10.61	$11.06
Income from Investment Operations
Net investment income/(loss)[e,b]	0.40	0.39	0.34	0.20	0.18
Net realized and unrealized gain/(loss) on investments	0.13	0.50	(0.28)	(1.89)	(0.19)
Total from investment operations	0.53	0.89	0.06	(1.69)	(0.01)
Less Distributions
Dividends from net investment income	(0.40)	(0.37)	(0.36)	(0.28)	(0.22)
Distributions from net realized capital gains	—	—	—	—	(0.22)
Total distributions	(0.40)	(0.37)	(0.36)	(0.28)	(0.44)
Net asset value end of period	$8.99	$8.86	$8.34	$8.64	$10.61
Net assets end of period (000s)	$101,924	$97,959	$42,105	$28,065	$105,931
Ratios and Supplemental Data (%)
Total return[f]	6.13%	10.74%	0.55%	(16.21)%	(0.09)%
Ratio of total expenses to average net assets	0.36	0.37	0.44	0.45	0.51
Ratio of net expenses to average net assets[e]	0.34	0.34	0.34	0.36	0.45
Ratio of net investment income/(loss) to average net assets[e]	4.56	4.39	3.79	2.03	1.70
Portfolio turnover	45	101	71	60	47

The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE PLUS FUND

	Retirement Class
Year Ended October 31,	2025	2024	2023	2022[h]	2021
Net asset value beginning of period	$10.17	$9.50	$9.78	$12.06	$12.35
Income from Investment Operations
Net investment income/(loss)[e,b]	0.45	0.44	0.40	0.32	0.32
Net realized and unrealized gain/(loss) on investments	0.21	0.70	(0.24)	(2.18)	(0.21)
Total from investment operations	0.66	1.14	0.16	(1.86)	0.11
Less Distributions
Dividends from net investment income	(0.47)	(0.47)	(0.44)	(0.40)	(0.27)
Distributions from net realized capital gains	—	—	—	(0.02)	(0.13)
Total distributions	(0.47)	(0.47)	(0.44)	(0.42)	(0.40)
Net asset value end of period	$10.36	$10.17	$9.50	$9.78	$12.06
Net assets end of period (000s)	$80,624	$41,952	$13,726	$12,389	$172,699
Ratios and Supplemental Data (%)
Total return[f]	6.68%	12.11%	1.43%	(15.78)%	0.88%
Ratio of total expenses to average net assets	0.30	0.31	0.30	0.42	0.53
Ratio of net expenses to average net assets[e]	0.30	0.30	0.30	0.36	0.43
Ratio of net investment income/(loss) to average net assets[e]	4.46	4.34	3.94	2.83	2.63
Portfolio turnover	44	56	55	219	370

	Administrative Class
Year Ended October 31,	2025	2024	2023	2022[h]	2021
Net asset value beginning of period	$10.17	$9.50	$9.78	$12.08	$12.37
Income from Investment Operations
Net investment income/(loss)[e,b]	0.42	0.40	0.36	0.29	0.28
Net realized and unrealized gain/(loss) on investments	0.20	0.70	(0.24)	(2.21)	(0.21)
Total from investment operations	0.62	1.10	0.12	(1.92)	0.07
Less Distributions
Dividends from net investment income	(0.44)	(0.43)	(0.40)	(0.36)	(0.23)
Distributions from net realized capital gains	—	—	—	(0.02)	(0.13)
Total distributions	(0.44)	(0.43)	(0.40)	(0.38)	(0.36)
Net asset value end of period	$10.35	$10.17	$9.50	$9.78	$12.08
Net assets end of period (000s)	$5,792	$7,109	$7,664	$11,223	$17,270
Ratios and Supplemental Data (%)
Total return[f]	6.23%	11.75%	1.10%	(16.20)%	0.54%
Ratio of total expenses to average net assets	0.63	0.64	0.63	0.71	0.86
Ratio of net expenses to average net assets[e]	0.63	0.63	0.63	0.67	0.76
Ratio of net investment income/(loss) to average net assets[e]	4.14	4.00	3.58	2.64	2.29
Portfolio turnover	44	56	55	219	370

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE PLUS FUND—Continued

	Institutional Class
Year Ended October 31,	2025	2024	2023	2022[h]	2021
Net asset value beginning of period	$10.15	$9.49	$9.77	$12.07	$12.36
Income from Investment Operations
Net investment income/(loss)[e,b]	0.45	0.43	0.39	0.32	0.31
Net realized and unrealized gain/(loss) on investments	0.19	0.69	(0.24)	(2.21)	(0.21)
Total from investment operations	0.64	1.12	0.15	(1.89)	0.10
Less Distributions
Dividends from net investment income	(0.46)	(0.46)	(0.43)	(0.39)	(0.26)
Distributions from net realized capital gains	—	—	—	(0.02)	(0.13)
Total distributions	(0.46)	(0.46)	(0.43)	(0.41)	(0.39)
Net asset value end of period	$10.33	$10.15	$9.49	$9.77	$12.07
Net assets end of period (000s)	$1,168,879	$1,083,111	$905,615	$924,416	$1,376,349
Ratios and Supplemental Data (%)
Total return[f]	6.51%	11.93%	1.35%	(15.99)%	0.79%
Ratio of total expenses to average net assets	0.38	0.39	0.38	0.46	0.61
Ratio of net expenses to average net assets[e]	0.38	0.38	0.38	0.42	0.51
Ratio of net investment income/(loss) to average net assets[e]	4.38	4.25	3.85	2.88	2.52
Portfolio turnover	44	56	55	219	370

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND

	Retirement Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$12.76	$10.79	$9.75	$13.83	$10.25
Income from Investment Operations
Net investment income/(loss)[e,b]	0.25	0.23	0.25	0.23	0.21
Net realized and unrealized gain/(loss) on investments	2.53	2.05	0.95	(3.36)	3.50
Total from investment operations	2.78	2.28	1.20	(3.13)	3.71
Less Distributions
Dividends from net investment income	(0.40)	(0.31)	(0.16)	(0.23)	(0.13)
Distributions from net realized capital gains	—	—	—	(0.72)	—
Total distributions	(0.40)	(0.31)	(0.16)	(0.95)	(0.13)
Net asset value end of period	$15.14	$12.76	$10.79	$9.75	$13.83
Net assets end of period (000s)	$515,113	$657,085	$610,787	$543,857	$853,454
Ratios and Supplemental Data (%)
Total return[f]	22.60%	21.34%	12.38%	(24.03)%	36.32%
Ratio of total expenses to average net assets	0.85	0.83	0.82	0.84	0.84
Ratio of net expenses to average net assets[e]	0.74	0.72	0.72	0.72	0.71
Ratio of net investment income/(loss) to average net assets[e]	1.86	1.83	2.16	1.98	1.54
Portfolio turnover	18	30	19	24	51

	Administrative Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$12.70	$10.75	$9.71	$13.77	$10.22
Income from Investment Operations
Net investment income/(loss)[e,b]	0.23	0.20	0.21	0.20	0.16
Net realized and unrealized gain/(loss) on investments	2.50	2.02	0.96	(3.35)	3.48
Total from investment operations	2.73	2.22	1.17	(3.15)	3.64
Less Distributions
Dividends from net investment income	(0.36)	(0.27)	(0.13)	(0.19)	(0.09)
Distributions from net realized capital gains	—	—	—	(0.72)	—
Total distributions	(0.36)	(0.27)	(0.13)	(0.91)	(0.09)
Net asset value end of period	$15.07	$12.70	$10.75	$9.71	$13.77
Net assets end of period (000s)	$17,037	$11,370	$8,506	$7,419	$9,213
Ratios and Supplemental Data (%)
Total return[f]	22.23%	20.87%	12.06%	(24.24)%	35.76%
Ratio of total expenses to average net assets	1.18	1.16	1.15	1.17	1.17
Ratio of net expenses to average net assets[e]	1.07	1.05	1.05	1.05	1.04
Ratio of net investment income/(loss) to average net assets[e]	1.68	1.57	1.81	1.73	1.17
Portfolio turnover	18	30	19	24	51

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND—Continued

	Institutional Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$12.76	$10.79	$9.75	$13.82	$10.25
Income from Investment Operations
Net investment income/(loss)[e,b]	0.25	0.22	0.24	0.23	0.19
Net realized and unrealized gain/(loss) on investments	2.53	2.05	0.96	(3.36)	3.50
Total from investment operations	2.78	2.27	1.20	(3.13)	3.69
Less Distributions
Dividends from net investment income	(0.39)	(0.30)	(0.16)	(0.22)	(0.12)
Distributions from net realized capital gains	—	—	—	(0.72)	—
Total distributions	(0.39)	(0.30)	(0.16)	(0.94)	(0.12)
Net asset value end of period	$15.15	$12.76	$10.79	$9.75	$13.82
Net assets end of period (000s)	$210,147	$253,607	$270,054	$248,130	$332,503
Ratios and Supplemental Data (%)
Total return[f]	22.54%	21.24%	12.28%	(24.04)%	36.12%
Ratio of total expenses to average net assets	0.93	0.91	0.90	0.92	0.92
Ratio of net expenses to average net assets[e]	0.82	0.80	0.80	0.80	0.79
Ratio of net investment income/(loss) to average net assets[e]	1.85	1.73	2.06	1.99	1.43
Portfolio turnover	18	30	19	24	51

	Investor Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$12.64	$10.69	$9.66	$13.70	$10.17
Income from Investment Operations
Net investment income/(loss)[e,b]	0.20	0.17	0.19	0.18	0.14
Net realized and unrealized gain/(loss) on investments	2.50	2.04	0.96	(3.33)	3.47
Total from investment operations	2.70	2.21	1.15	(3.15)	3.61
Less Distributions
Dividends from net investment income	(0.35)	(0.26)	(0.12)	(0.17)	(0.08)
Distributions from net realized capital gains	—	—	—	(0.72)	—
Total distributions	(0.35)	(0.26)	(0.12)	(0.89)	(0.08)
Net asset value end of period	$14.99	$12.64	$10.69	$9.66	$13.70
Net assets end of period (000s)	$15,726	$11,694	$9,705	$8,330	$10,072
Ratios and Supplemental Data (%)
Total return[f]	22.03%	20.87%	11.87%	(24.32)%	35.56%
Ratio of total expenses to average net assets	1.29	1.27	1.26	1.28	1.29
Ratio of net expenses to average net assets[e]	1.17	1.16	1.16	1.16	1.15
Ratio of net investment income/(loss) to average net assets[e]	1.51	1.41	1.71	1.60	1.07
Portfolio turnover	18	30	19	24	51

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL FUND

	Retirement Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$46.96	$39.99	$35.91	$48.47	$36.52
Income from Investment Operations
Net investment income/(loss)[e,b]	1.02	0.91	1.01	1.09	0.72
Net realized and unrealized gain/(loss) on investments	8.47	7.66	4.41	(12.60)	11.73
Total from investment operations	9.49	8.57	5.42	(11.51)	12.45
Less Distributions
Dividends from net investment income	(1.75)	(1.60)	(1.34)	(1.05)	(0.50)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(1.75)	(1.60)	(1.34)	(1.05)	(0.50)
Net asset value end of period	$54.70	$46.96	$39.99	$35.91	$48.47
Net assets end of period (000s)	$666,109	$612,228	$535,873	$461,129	$872,647
Ratios and Supplemental Data (%)
Total return[f]	21.12%	21.79%	15.24%	(24.19)%	34.23%
Ratio of total expenses to average net assets	0.81	0.81	0.81	0.81	0.80
Ratio of net expenses to average net assets[e]	0.71	0.69	0.69	0.69	0.69
Ratio of net investment income/(loss) to average net assets[e]	2.05	1.98	2.41	2.57	1.55
Portfolio turnover	17	32	18	14	21

	Administrative Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$47.54	$40.45	$36.29	$48.95	$36.78
Income from Investment Operations
Net investment income/(loss)[e,b]	0.87	0.76	0.88	1.02	0.57
Net realized and unrealized gain/(loss) on investments	8.61	7.76	4.48	(12.80)	11.84
Total from investment operations	9.48	8.52	5.36	(11.78)	12.41
Less Distributions
Dividends from net investment income	(1.58)	(1.43)	(1.20)	(0.87)	(0.24)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(1.58)	(1.43)	(1.20)	(0.87)	(0.24)
Net asset value end of period	$55.44	$47.54	$40.45	$36.29	$48.95
Net assets end of period (000s)	$14,877	$8,964	$10,643	$10,375	$15,464
Ratios and Supplemental Data (%)
Total return[f]	20.74%	21.37%	14.88%	(24.46)%	33.80%
Ratio of total expenses to average net assets	1.14	1.14	1.14	1.14	1.14
Ratio of net expenses to average net assets[e]	1.04	1.02	1.02	1.02	1.02
Ratio of net investment income/(loss) to average net assets[e]	1.70	1.64	2.08	2.40	1.22
Portfolio turnover	17	32	18	14	21

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL FUND—Continued

	Institutional Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$47.14	$40.14	$36.04	$48.64	$36.64
Income from Investment Operations
Net investment income/(loss)[e,b]	0.99	0.88	0.99	1.12	0.70
Net realized and unrealized gain/(loss) on investments	8.50	7.69	4.42	(12.71)	11.76
Total from investment operations	9.49	8.57	5.41	(11.59)	12.46
Less Distributions
Dividends from net investment income	(1.71)	(1.57)	(1.31)	(1.01)	(0.46)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(1.71)	(1.57)	(1.31)	(1.01)	(0.46)
Net asset value end of period	$54.92	$47.14	$40.14	$36.04	$48.64
Net assets end of period (000s)	$2,782,933	$2,552,081	$2,354,695	$2,298,600	$3,307,683
Ratios and Supplemental Data (%)
Total return[f]	21.02%	21.69%	15.14%	(24.25)%	34.15%
Ratio of total expenses to average net assets	0.89	0.89	0.89	0.89	0.89
Ratio of net expenses to average net assets[e]	0.79	0.77	0.77	0.77	0.77
Ratio of net investment income/(loss) to average net assets[e]	1.98	1.91	2.35	2.68	1.50
Portfolio turnover	17	32	18	14	21

	Investor Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$46.60	$39.68	$35.63	$48.08	$36.22
Income from Investment Operations
Net investment income/(loss)[e,b]	0.80	0.70	0.83	0.95	0.52
Net realized and unrealized gain/(loss) on investments	8.43	7.62	4.37	(12.57)	11.64
Total from investment operations	9.23	8.32	5.20	(11.62)	12.16
Less Distributions
Dividends from net investment income	(1.52)	(1.40)	(1.15)	(0.83)	(0.30)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(1.52)	(1.40)	(1.15)	(0.83)	(0.30)
Net asset value end of period	$54.31	$46.60	$39.68	$35.63	$48.08
Net assets end of period (000s)	$253,220	$249,387	$241,997	$246,731	$374,773
Ratios and Supplemental Data (%)
Total return[f]	20.59%	21.28%	14.71%	(24.53)%	33.66%
Ratio of total expenses to average net assets	1.24	1.25	1.25	1.25	1.25
Ratio of net expenses to average net assets[e]	1.14	1.13	1.13	1.13	1.13
Ratio of net investment income/(loss) to average net assets[e]	1.62	1.53	1.99	2.28	1.13
Portfolio turnover	17	32	18	14	21

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL COMPOUNDERS FUND

	Retirement Class
	Year Ended October 31, 2025	Period from March 1, 2024[a] through October 31, 2024

Net asset value beginning of period	$9.88	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.16	0.05
Net realized and unrealized gain/(loss) on investments	1.13	(0.17)
Total from investment operations	1.29	(0.12)
Less Distributions
Dividends from net investment income	(0.04)	—
Distributions from net realized capital gains	—	—
Total distributions	(0.04)	—
Net asset value end of period	$11.13	$9.88
Net assets end of period (000s)	$48,403	$17,575
Ratios and Supplemental Data (%)
Total return[f]	13.07%	(1.20)%[c]
Ratio of total expenses to average net assets	0.78	2.97[d]
Ratio of net expenses to average net assets[e]	0.55	0.55[d]
Ratio of net investment income/(loss) to average net assets[e]	1.57	0.71[d]
Portfolio turnover	23	8[c]

	Institutional Class
	Year Ended October 31, 2025	Period from March 1, 2024[a] through October 31, 2024

Net asset value beginning of period	$9.87	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.12	0.08
Net realized and unrealized gain/(loss) on investments	1.16	(0.21)
Total from investment operations	1.28	(0.13)
Less Distributions
Dividends from net investment income	(0.03)	—
Distributions from net realized capital gains	—	—
Total distributions	(0.03)	—
Net asset value end of period	$11.12	$9.87
Net assets end of period (000s)	$2,328	$2,493
Ratios and Supplemental Data (%)
Total return[f]	13.03%	(1.30)%[c]
Ratio of total expenses to average net assets	0.86	3.05[d]
Ratio of net expenses to average net assets[e]	0.63	0.63[d]
Ratio of net investment income/(loss) to average net assets[e]	1.21	1.24[d]
Portfolio turnover	23	8[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL CORE FUND

	Retirement Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$13.24	$10.54	$9.98	$14.02	$10.12
Income from Investment Operations
Net investment income/(loss)[e,b]	0.39	0.27	0.31	0.46	0.28
Net realized and unrealized gain/(loss) on investments	3.17	2.67	0.52	(3.14)	3.79
Total from investment operations	3.56	2.94	0.83	(2.68)	4.07
Less Distributions
Dividends from net investment income	(0.28)	(0.24)	(0.27)	(0.36)	(0.17)
Distributions from net realized capital gains	(0.07)	—	—	(1.00)	—
Total distributions	(0.35)	(0.24)	(0.27)	(1.36)	(0.17)
Net asset value end of period	$16.45	$13.24	$10.54	$9.98	$14.02
Net assets end of period (000s)	$349,132	$11,000	$21,125	$21,221	$19,742
Ratios and Supplemental Data (%)
Total return[f]	27.71%	28.23%	8.35%	(20.93)%	40.51%
Ratio of total expenses to average net assets	0.86	0.93	0.99	1.16	1.19
Ratio of net expenses to average net assets[e]	0.77	0.77	0.77	0.77	0.77
Ratio of net investment income/(loss) to average net assets[e]	2.54	2.20	2.85	4.05	2.14
Portfolio turnover	123	107	120	100	108

	Institutional Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$13.21	$10.53	$9.97	$14.01	$10.11
Income from Investment Operations
Net investment income/(loss)[e,b]	0.32	0.28	0.31	0.43	0.29
Net realized and unrealized gain/(loss) on investments	3.22	2.64	0.51	(3.12)	3.77
Total from investment operations	3.54	2.92	0.82	(2.69)	4.06
Less Distributions
Dividends from net investment income	(0.27)	(0.24)	(0.26)	(0.35)	(0.16)
Distributions from net realized capital gains	(0.07)	—	—	(1.00)	—
Total distributions	(0.34)	(0.24)	(0.26)	(1.35)	(0.16)
Net asset value end of period	$16.41	$13.21	$10.53	$9.97	$14.01
Net assets end of period (000s)	$635,859	$218,627	$103,206	$66,908	$33,230
Ratios and Supplemental Data (%)
Total return[f]	27.60%	28.03%	8.31%	(21.00)%	40.46%
Ratio of total expenses to average net assets	0.94	1.01	1.07	1.24	1.27
Ratio of net expenses to average net assets[e]	0.85	0.85	0.85	0.85	0.85
Ratio of net investment income/(loss) to average net assets[e]	2.14	2.21	2.82	3.85	2.16
Portfolio turnover	123	107	120	100	108

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL CORE FUND—Continued

	Investor Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$13.11	$10.44	$9.92	$13.96	$10.08
Income from Investment Operations
Net investment income/(loss)[e,b]	0.27	0.23	0.30	0.38	0.23
Net realized and unrealized gain/(loss) on investments	3.20	2.64	0.47	(3.10)	3.78
Total from investment operations	3.47	2.87	0.77	(2.72)	4.01
Less Distributions
Dividends from net investment income	(0.20)	(0.20)	(0.25)	(0.32)	(0.13)
Distributions from net realized capital gains	(0.07)	—	—	(1.00)	—
Total distributions	(0.27)	(0.20)	(0.25)	(1.32)	(0.13)
Net asset value end of period	$16.31	$13.11	$10.44	$9.92	$13.96
Net assets end of period (000s)	$7,858	$5,685	$9,836	$2,331	$101
Ratios and Supplemental Data (%)
Total return[f]	27.04%	27.70%	7.80%	(21.29)%	39.98%
Ratio of total expenses to average net assets	1.30	1.37	1.43	1.60	1.63
Ratio of net expenses to average net assets[e]	1.20	1.21	1.21	1.21	1.21
Ratio of net investment income/(loss) to average net assets[e]	1.85	1.91	2.77	3.67	1.73
Portfolio turnover	123	107	120	100	108

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL SMALL CAP FUND

	Retirement Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$14.42	$12.75	$12.65	$16.39	$11.37
Income from Investment Operations
Net investment income/(loss)[e,b]	0.39	0.34	0.35	0.27	0.28
Net realized and unrealized gain/(loss) on investments	2.34	1.66	0.10	(2.91)	4.91
Total from investment operations	2.73	2.00	0.45	(2.64)	5.19
Less Distributions
Dividends from net investment income	(0.40)	(0.29)	(0.15)	(0.28)	(0.17)
Distributions from net realized capital gains	(0.32)	(0.04)	(0.20)	(0.82)	—
Total distributions	(0.72)	(0.33)	(0.35)	(1.10)	(0.17)
Net asset value end of period	$16.43	$14.42	$12.75	$12.65	$16.39
Net assets end of period (000s)	$77,787	$100,570	$130,744	$30,387	$9,559
Ratios and Supplemental Data (%)
Total return[f]	20.01%	15.73%	3.47%	(16.94)%	45.95%
Ratio of total expenses to average net assets	0.99	0.96	0.99	1.11	1.17
Ratio of net expenses to average net assets[e]	0.82	0.83	0.86	0.88	0.88
Ratio of net investment income/(loss) to average net assets[e]	2.59	2.34	2.51	2.04	1.79
Portfolio turnover	36	19	26	23	43

	Administrative Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$14.62	$12.71	$12.60	$16.33	$11.34
Income from Investment Operations
Net investment income/(loss)[e,b]	0.37	0.15	0.30	0.29	0.20
Net realized and unrealized gain/(loss) on investments	2.36	1.80	0.12	(2.97)	4.93
Total from investment operations	2.73	1.95	0.42	(2.68)	5.13
Less Distributions
Dividends from net investment income	(0.35)	—	(0.11)	(0.23)	(0.14)
Distributions from net realized capital gains	(0.32)	(0.04)	(0.20)	(0.82)	—
Total distributions	(0.67)	(0.04)	(0.31)	(1.05)	(0.14)
Net asset value end of period	$16.68	$14.62	$12.71	$12.60	$16.33
Net assets end of period (000s)	$18	$46	$418	$436	$487
Ratios and Supplemental Data (%)
Total return[f]	19.66%	15.34%	3.21%	(17.25)%	45.44%
Ratio of total expenses to average net assets	1.32	1.29	1.32	1.44	1.50
Ratio of net expenses to average net assets[e]	1.15	1.17	1.20	1.21	1.21
Ratio of net investment income/(loss) to average net assets[e]	2.37	1.05	2.13	2.12	1.30
Portfolio turnover	36	19	26	23	43

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL SMALL CAP FUND—Continued

	Institutional Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$14.42	$12.74	$12.65	$16.39	$11.37
Income from Investment Operations
Net investment income/(loss)[e,b]	0.38	0.33	0.36	0.32	0.24
Net realized and unrealized gain/(loss) on investments	2.33	1.67	0.07	(2.97)	4.95
Total from investment operations	2.71	2.00	0.43	(2.65)	5.19
Less Distributions
Dividends from net investment income	(0.38)	(0.28)	(0.14)	(0.27)	(0.17)
Distributions from net realized capital gains	(0.32)	(0.04)	(0.20)	(0.82)	—
Total distributions	(0.70)	(0.32)	(0.34)	(1.09)	(0.17)
Net asset value end of period	$16.43	$14.42	$12.74	$12.65	$16.39
Net assets end of period (000s)	$99,571	$120,922	$194,128	$93,640	$49,419
Ratios and Supplemental Data (%)
Total return[f]	19.85%	15.72%	3.33%	(17.00)%	45.87%
Ratio of total expenses to average net assets	1.07	1.04	1.07	1.19	1.25
Ratio of net expenses to average net assets[e]	0.90	0.91	0.94	0.96	0.96
Ratio of net investment income/(loss) to average net assets[e]	2.48	2.28	2.55	2.32	1.53
Portfolio turnover	36	19	26	23	43

	Investor Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$14.34	$12.67	$12.58	$16.32	$11.34
Income from Investment Operations
Net investment income/(loss)[e,b]	0.34	0.25	0.33	0.23	0.18
Net realized and unrealized gain/(loss) on investments	2.32	1.69	0.07	(2.92)	4.93
Total from investment operations	2.66	1.94	0.40	(2.69)	5.11
Less Distributions
Dividends from net investment income	(0.32)	(0.23)	(0.11)	(0.23)	(0.13)
Distributions from net realized capital gains	(0.32)	(0.04)	(0.20)	(0.82)	—
Total distributions	(0.64)	(0.27)	(0.31)	(1.05)	(0.13)
Net asset value end of period	$16.36	$14.34	$12.67	$12.58	$16.32
Net assets end of period (000s)	$3,103	$2,709	$4,388	$1,140	$1,962
Ratios and Supplemental Data (%)
Total return[f]	19.49%	15.30%	2.98%	(17.29)%	45.25%
Ratio of total expenses to average net assets	1.43	1.40	1.43	1.55	1.61
Ratio of net expenses to average net assets[e]	1.25	1.27	1.30	1.32	1.32
Ratio of net investment income/(loss) to average net assets[e]	2.22	1.70	2.37	1.66	1.16
Portfolio turnover	36	19	26	23	43

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR LARGE CAP VALUE FUND

	Retirement Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$23.59	$19.01	$19.50	$23.23	$17.11
Income from Investment Operations
Net investment income/(loss)[e,b]	0.35	0.29	0.30	0.26	0.19
Net realized and unrealized gain/(loss) on investments	0.72	5.17	0.27	(3.16)	6.62
Total from investment operations	1.07	5.46	0.57	(2.90)	6.81
Less Distributions
Dividends from net investment income	(0.34)	(0.27)	(0.35)	(0.22)	(0.17)
Distributions from net realized capital gains	(1.42)	(0.61)	(0.71)	(0.61)	(0.52)
Total distributions	(1.76)	(0.88)	(1.06)	(0.83)	(0.69)
Net asset value end of period	$22.90	$23.59	$19.01	$19.50	$23.23
Net assets end of period (000s)	$849,403	$1,214,491	$1,038,551	$1,326,142	$1,472,349
Ratios and Supplemental Data (%)
Total return[f]	5.06%	29.14%	3.12%	(12.82)%	40.62%
Ratio of total expenses to average net assets	0.64	0.64	0.65	0.64	0.64
Ratio of net expenses to average net assets[e]	0.61	0.61	0.61	0.61	0.61
Ratio of net investment income/(loss) to average net assets[e]	1.55	1.29	1.53	1.26	0.90
Portfolio turnover	10	11	8	24	13

	Administrative Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$23.63	$19.02	$19.50	$23.21	$17.11
Income from Investment Operations
Net investment income/(loss)[e,b]	0.27	0.22	0.23	0.19	0.13
Net realized and unrealized gain/(loss) on investments	0.73	5.16	0.27	(3.14)	6.59
Total from investment operations	1.00	5.38	0.50	(2.95)	6.72
Less Distributions
Dividends from net investment income	(0.27)	(0.16)	(0.27)	(0.15)	(0.10)
Distributions from net realized capital gains	(1.42)	(0.61)	(0.71)	(0.61)	(0.52)
Total distributions	(1.69)	(0.77)	(0.98)	(0.76)	(0.62)
Net asset value end of period	$22.94	$23.63	$19.02	$19.50	$23.21
Net assets end of period (000s)	$931	$886	$2,979	$3,228	$3,941
Ratios and Supplemental Data (%)
Total return[f]	4.70%	28.69%	2.74%	(13.06)%	40.05%
Ratio of total expenses to average net assets	0.97	0.97	0.98	0.97	0.97
Ratio of net expenses to average net assets[e]	0.94	0.94	0.94	0.94	0.94
Ratio of net investment income/(loss) to average net assets[e]	1.21	1.01	1.19	0.92	0.64
Portfolio turnover	10	11	8	24	13

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR LARGE CAP VALUE FUND—Continued

	Institutional Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$23.60	$19.02	$19.50	$23.23	$17.11
Income from Investment Operations
Net investment income/(loss)[e,b]	0.33	0.27	0.28	0.25	0.18
Net realized and unrealized gain/(loss) on investments	0.71	5.17	0.28	(3.17)	6.61
Total from investment operations	1.04	5.44	0.56	(2.92)	6.79
Less Distributions
Dividends from net investment income	(0.32)	(0.25)	(0.33)	(0.20)	(0.15)
Distributions from net realized capital gains	(1.42)	(0.61)	(0.71)	(0.61)	(0.52)
Total distributions	(1.74)	(0.86)	(1.04)	(0.81)	(0.67)
Net asset value end of period	$22.90	$23.60	$19.02	$19.50	$23.23
Net assets end of period (000s)	$377,862	$658,681	$617,342	$751,476	$1,049,830
Ratios and Supplemental Data (%)
Total return[f]	4.92%	29.02%	3.06%	(12.90)%	40.52%
Ratio of total expenses to average net assets	0.72	0.72	0.73	0.72	0.72
Ratio of net expenses to average net assets[e]	0.69	0.69	0.69	0.69	0.69
Ratio of net investment income/(loss) to average net assets[e]	1.47	1.21	1.45	1.17	0.84
Portfolio turnover	10	11	8	24	13

	Investor Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$23.90	$19.25	$19.72	$23.46	$17.28
Income from Investment Operations
Net investment income/(loss)[e,b]	0.25	0.19	0.22	0.17	0.10
Net realized and unrealized gain/(loss) on investments	0.74	5.24	0.26	(3.18)	6.68
Total from investment operations	0.99	5.43	0.48	(3.01)	6.78
Less Distributions
Dividends from net investment income	(0.24)	(0.17)	(0.24)	(0.12)	(0.08)
Distributions from net realized capital gains	(1.42)	(0.61)	(0.71)	(0.61)	(0.52)
Total distributions	(1.66)	(0.78)	(0.95)	(0.73)	(0.60)
Net asset value end of period	$23.23	$23.90	$19.25	$19.72	$23.46
Net assets end of period (000s)	$22,461	$25,983	$24,200	$26,880	$31,192
Ratios and Supplemental Data (%)
Total return[f]	4.61%	28.58%	2.60%	(13.15)%	39.96%
Ratio of total expenses to average net assets	1.08	1.08	1.09	1.08	1.08
Ratio of net expenses to average net assets[e]	1.04	1.05	1.05	1.05	1.05
Ratio of net investment income/(loss) to average net assets[e]	1.10	0.85	1.09	0.81	0.47
Portfolio turnover	10	11	8	24	13

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP FUND

	Retirement Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$14.88	$11.98	$12.45	$14.52	$10.57
Income from Investment Operations
Net investment income/(loss)[e,b]	0.13	0.12	0.11	0.09	0.05
Net realized and unrealized gain/(loss) on investments	0.44	3.12	(0.17)	(1.84)	3.93
Total from investment operations	0.57	3.24	(0.06)	(1.75)	3.98
Less Distributions
Dividends from net investment income	(0.09)	(0.09)	(0.07)	(0.05)	(0.03)
Distributions from net realized capital gains	(0.02)	(0.25)	(0.34)	(0.27)	—
Total distributions	(0.11)	(0.34)	(0.41)	(0.32)	(0.03)
Net asset value end of period	$15.34	$14.88	$11.98	$12.45	$14.52
Net assets end of period (000s)	$72,402	$80,520	$67,565	$67,079	$37,135
Ratios and Supplemental Data (%)
Total return[f]	3.85%	27.26%	(0.46)%	(12.36)%	37.61%
Ratio of total expenses to average net assets	0.85	0.86	0.89	0.92	0.93
Ratio of net expenses to average net assets[e]	0.80	0.80	0.80	0.80	0.80
Ratio of net investment income/(loss) to average net assets[e]	0.87	0.82	0.88	0.65	0.40
Portfolio turnover	22	18	19	42	11

	Institutional Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$14.87	$11.97	$12.44	$14.51	$10.56
Income from Investment Operations
Net investment income/(loss)[e,b]	0.11	0.10	0.10	0.09	0.04
Net realized and unrealized gain/(loss) on investments	0.45	3.13	(0.17)	(1.85)	3.93
Total from investment operations	0.56	3.23	(0.07)	(1.76)	3.97
Less Distributions
Dividends from net investment income	(0.08)	(0.08)	(0.06)	(0.04)	(0.02)
Distributions from net realized capital gains	(0.02)	(0.25)	(0.34)	(0.27)	—
Total distributions	(0.10)	(0.33)	(0.40)	(0.31)	(0.02)
Net asset value end of period	$15.33	$14.87	$11.97	$12.44	$14.51
Net assets end of period (000s)	$99,056	$84,601	$30,896	$21,105	$23,710
Ratios and Supplemental Data (%)
Total return[f]	3.79%	27.22%	(0.56)%	(12.43)%	37.54%
Ratio of total expenses to average net assets	0.93	0.94	0.97	1.00	1.01
Ratio of net expenses to average net assets[e]	0.88	0.88	0.88	0.88	0.88
Ratio of net investment income/(loss) to average net assets[e]	0.77	0.69	0.79	0.64	0.27
Portfolio turnover	22	18	19	42	11

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP FUND—Continued

	Investor Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$14.81	$11.91	$12.37	$14.44	$10.54
Income from Investment Operations
Net investment income/(loss)[e,b]	0.06	0.06	0.05	0.04	(0.01)
Net realized and unrealized gain/(loss) on investments	0.44	3.11	(0.16)	(1.84)	3.91
Total from investment operations	0.50	3.17	(0.11)	(1.80)	3.90
Less Distributions
Dividends from net investment income	—	(0.02)	(0.01)	—*	—*
Distributions from net realized capital gains	(0.02)	(0.25)	(0.34)	(0.27)	—
Total distributions	(0.02)	(0.27)	(0.35)	(0.27)	—*
Net asset value end of period	$15.29	$14.81	$11.91	$12.37	$14.44
Net assets end of period (000s)	$335	$337	$559	$834	$949
Ratios and Supplemental Data (%)
Total return[f]	3.38%	26.78%	(0.86)%	(12.72)%	37.00%
Ratio of total expenses to average net assets	1.28	1.30	1.33	1.36	1.38
Ratio of net expenses to average net assets[e]	1.23	1.24	1.24	1.24	1.24
Ratio of net investment income/(loss) to average net assets[e]	0.42	0.44	0.44	0.28	(0.06)
Portfolio turnover	22	18	19	42	11

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP VALUE FUND

	Retirement Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$27.20	$22.25	$23.93	$24.97	$16.83
Income from Investment Operations
Net investment income/(loss)[e,b]	0.48	0.42	0.50	0.49	0.42
Net realized and unrealized gain/(loss) on investments	2.26	6.30	(0.31)	(1.18)	8.21
Total from investment operations	2.74	6.72	0.19	(0.69)	8.63
Less Distributions
Dividends from net investment income	(0.38)	(0.41)	(0.42)	(0.35)	(0.49)
Distributions from net realized capital gains	(1.13)	(1.36)	(1.45)	—	—
Total distributions	(1.51)	(1.77)	(1.87)	(0.35)	(0.49)
Net asset value end of period	$28.43	$27.20	$22.25	$23.93	$24.97
Net assets end of period (000s)	$114,022	$103,927	$13,024	$43,591	$56,156
Ratios and Supplemental Data (%)
Total return[f]	10.66%	31.13%	0.86%	(2.80)%	51.99%
Ratio of total expenses to average net assets	0.82	0.82	0.83	0.81	0.81
Ratio of net expenses to average net assets[e]	0.77	0.77	0.77	0.77	0.78
Ratio of net investment income/(loss) to average net assets[e]	1.79	1.57	2.11	2.00	1.78
Portfolio turnover	20	22	10	9	18

	Administrative Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$27.58	$22.54	$24.20	$25.24	$16.98
Income from Investment Operations
Net investment income/(loss)[e,b]	0.39	0.38	0.40	0.41	0.34
Net realized and unrealized gain/(loss) on investments	2.30	6.35	(0.27)	(1.20)	8.31
Total from investment operations	2.69	6.73	0.13	(0.79)	8.65
Less Distributions
Dividends from net investment income	(0.29)	(0.33)	(0.34)	(0.25)	(0.39)
Distributions from net realized capital gains	(1.13)	(1.36)	(1.45)	—	—
Total distributions	(1.42)	(1.69)	(1.79)	(0.25)	(0.39)
Net asset value end of period	$28.85	$27.58	$22.54	$24.20	$25.24
Net assets end of period (000s)	$3,997	$4,010	$3,302	$3,291	$3,828
Ratios and Supplemental Data (%)
Total return[f]	10.29%	30.70%	0.55%	(3.14)%	51.53%
Ratio of total expenses to average net assets	1.15	1.15	1.16	1.14	1.14
Ratio of net expenses to average net assets[e]	1.10	1.10	1.10	1.10	1.11
Ratio of net investment income/(loss) to average net assets[e]	1.45	1.45	1.69	1.67	1.46
Portfolio turnover	20	22	10	9	18

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP VALUE FUND—Continued

	Institutional Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$27.21	$22.25	$23.93	$24.97	$16.83
Income from Investment Operations
Net investment income/(loss)[e,b]	0.46	0.44	0.47	0.47	0.40
Net realized and unrealized gain/(loss) on investments	2.25	6.28	(0.30)	(1.18)	8.21
Total from investment operations	2.71	6.72	0.17	(0.71)	8.61
Less Distributions
Dividends from net investment income	(0.35)	(0.40)	(0.40)	(0.33)	(0.47)
Distributions from net realized capital gains	(1.13)	(1.36)	(1.45)	—	—
Total distributions	(1.48)	(1.76)	(1.85)	(0.33)	(0.47)
Net asset value end of period	$28.44	$27.21	$22.25	$23.93	$24.97
Net assets end of period (000s)	$226,288	$236,691	$205,100	$242,004	$355,431
Ratios and Supplemental Data (%)
Total return[f]	10.55%	31.08%	0.76%	(2.88)%	51.87%
Ratio of total expenses to average net assets	0.90	0.90	0.91	0.89	0.89
Ratio of net expenses to average net assets[e]	0.85	0.85	0.85	0.85	0.86
Ratio of net investment income/(loss) to average net assets[e]	1.71	1.71	2.01	1.93	1.71
Portfolio turnover	20	22	10	9	18

	Investor Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$27.19	$22.23	$23.90	$24.93	$16.80
Income from Investment Operations
Net investment income/(loss)[e,b]	0.36	0.35	0.39	0.39	0.32
Net realized and unrealized gain/(loss) on investments	2.26	6.27	(0.30)	(1.18)	8.20
Total from investment operations	2.62	6.62	0.09	(0.79)	8.52
Less Distributions
Dividends from net investment income	(0.25)	(0.30)	(0.31)	(0.24)	(0.39)
Distributions from net realized capital gains	(1.13)	(1.36)	(1.45)	—	—
Total distributions	(1.38)	(1.66)	(1.76)	(0.24)	(0.39)
Net asset value end of period	$28.43	$27.19	$22.23	$23.90	$24.93
Net assets end of period (000s)	$23,064	$26,504	$24,373	$28,355	$32,097
Ratios and Supplemental Data (%)
Total return[f]	10.18%	30.61%	0.39%	(3.20)%	51.26%
Ratio of total expenses to average net assets	1.25	1.26	1.27	1.25	1.25
Ratio of net expenses to average net assets[e]	1.20	1.21	1.21	1.21	1.22
Ratio of net investment income/(loss) to average net assets[e]	1.36	1.35	1.65	1.57	1.36
Portfolio turnover	20	22	10	9	18

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP GROWTH FUND

	Retirement Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$14.62	$10.83	$11.78	$19.95	$15.91
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.04)	(0.03)	—*	(0.01)	(0.07)
Net realized and unrealized gain/(loss) on investments	1.79	3.83	(0.44)	(3.94)	5.41
Total from investment operations	1.75	3.80	(0.44)	(3.95)	5.34
Less Distributions
Dividends from net investment income	(0.07)	(0.01)	—	—	—
Distributions from net realized capital gains	(0.43)	—	(0.51)	(4.22)	(1.30)
Total distributions	(0.50)	(0.01)	(0.51)	(4.22)	(1.30)
Net asset value end of period	$15.87	$14.62	$10.83	$11.78	$19.95
Net assets end of period (000s)	$1,052,405	$649,780	$369,393	$311,509	$399,174
Ratios and Supplemental Data (%)
Total return[f]	12.42%	35.14%	(3.63)%	(23.72)%	34.40%
Ratio of total expenses to average net assets	0.80	0.80	0.80	0.80	0.79
Ratio of net expenses to average net assets[e]	0.79	0.79	0.80	0.79	0.78
Ratio of net investment income/(loss) to average net assets[e]	(0.29)	(0.20)	0.03	(0.11)	(0.37)
Portfolio turnover	106	79	83	75	71

	Administrative Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$12.37	$9.19	$10.10	$17.80	$14.36
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.07)	(0.06)	(0.03)	(0.05)	(0.12)
Net realized and unrealized gain/(loss) on investments	1.50	3.24	(0.37)	(3.43)	4.86
Total from investment operations	1.43	3.18	(0.40)	(3.48)	4.74
Less Distributions
Dividends from net investment income	(0.03)	—	—	—	—
Distributions from net realized capital gains	(0.43)	—	(0.51)	(4.22)	(1.30)
Total distributions	(0.46)	—	(0.51)	(4.22)	(1.30)
Net asset value end of period	$13.34	$12.37	$9.19	$10.10	$17.80
Net assets end of period (000s)	$482	$468	$419	$648	$965
Ratios and Supplemental Data (%)
Total return[f]	12.03%	34.60%	(3.84)%	(24.00)%	33.91%
Ratio of total expenses to average net assets	1.13	1.13	1.13	1.13	1.12
Ratio of net expenses to average net assets[e]	1.12	1.12	1.13	1.12	1.11
Ratio of net investment income/(loss) to average net assets[e]	(0.61)	(0.53)	(0.30)	(0.44)	(0.69)
Portfolio turnover	106	79	83	75	71

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP GROWTH FUND—Continued

	Institutional Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$14.48	$10.73	$11.68	$19.84	$15.84
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.05)	(0.04)	(0.01)	(0.03)	(0.08)
Net realized and unrealized gain/(loss) on investments	1.77	3.79	(0.43)	(3.91)	5.38
Total from investment operations	1.72	3.75	(0.44)	(3.94)	5.30
Less Distributions
Dividends from net investment income	(0.06)	—*	—	—	—
Distributions from net realized capital gains	(0.43)	—	(0.51)	(4.22)	(1.30)
Total distributions	(0.49)	—	(0.51)	(4.22)	(1.30)
Net asset value end of period	$15.71	$14.48	$10.73	$11.68	$19.84
Net assets end of period (000s)	$1,091,496	$1,101,373	$609,724	$595,476	$721,405
Ratios and Supplemental Data (%)
Total return[f]	12.32%	34.99%	(3.66)%	(23.81)%	34.29%
Ratio of total expenses to average net assets	0.88	0.88	0.88	0.88	0.87
Ratio of net expenses to average net assets[e]	0.87	0.87	0.88	0.87	0.86
Ratio of net investment income/(loss) to average net assets[e]	(0.36)	(0.28)	(0.05)	(0.19)	(0.45)
Portfolio turnover	106	79	83	75	71

	Investor Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$11.15	$8.29	$9.18	$16.60	$13.47
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.08)	(0.07)	(0.04)	(0.06)	(0.13)
Net realized and unrealized gain/(loss) on investments	1.35	2.93	(0.34)	(3.14)	4.56
Total from investment operations	1.27	2.86	(0.38)	(3.20)	4.43
Less Distributions
Dividends from net investment income	(0.03)	—	—	—	—
Distributions from net realized capital gains	(0.43)	—	(0.51)	(4.22)	(1.30)
Total distributions	(0.46)	—	(0.51)	(4.22)	(1.30)
Net asset value end of period	$11.96	$11.15	$8.29	$9.18	$16.60
Net assets end of period (000s)	$11,249	$15,463	$7,503	$7,031	$8,648
Ratios and Supplemental Data (%)
Total return[f]	11.90%	34.50%	(4.02)%	(24.05)%	33.84%
Ratio of total expenses to average net assets	1.23	1.24	1.24	1.24	1.23
Ratio of net expenses to average net assets[e]	1.23	1.23	1.24	1.23	1.23
Ratio of net investment income/(loss) to average net assets[e]	(0.72)	(0.64)	(0.40)	(0.55)	(0.81)
Portfolio turnover	106	79	83	75	71

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP VALUE FUND

	Retirement Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$42.01	$35.14	$39.47	$45.11	$31.65
Income from Investment Operations
Net investment income/(loss)[e,b]	0.32	0.31	0.30	0.18	0.12
Net realized and unrealized gain/(loss) on investments	1.03	9.29	(2.02)	(3.38)	13.54
Total from investment operations	1.35	9.60	(1.72)	(3.20)	13.66
Less Distributions
Dividends from net investment income	(0.30)	(0.30)	(0.15)	(0.08)	(0.20)
Distributions from net realized capital gains	—	(2.43)	(2.46)	(2.36)	—
Total distributions	(0.30)	(2.73)	(2.61)	(2.44)	(0.20)
Net asset value end of period	$43.06	$42.01	$35.14	$39.47	$45.11
Net assets end of period (000s)	$503,882	$671,569	$572,582	$600,143	$599,016
Ratios and Supplemental Data (%)
Total return[f]	3.22%	27.96%	(4.29)%	(7.16)%	43.19%
Ratio of total expenses to average net assets	0.80	0.80	0.80	0.80	0.79
Ratio of net expenses to average net assets[e]	0.80	0.80	0.80	0.79	0.78
Ratio of net investment income/(loss) to average net assets[e]	0.78	0.79	0.78	0.46	0.27
Portfolio turnover	8	21	21	15	17

	Administrative Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$41.64	$34.77	$39.06	$44.72	$31.41
Income from Investment Operations
Net investment income/(loss)[e,b]	0.18	0.19	0.18	0.05	(0.02)
Net realized and unrealized gain/(loss) on investments	1.02	9.18	(2.00)	(3.35)	13.42
Total from investment operations	1.20	9.37	(1.82)	(3.30)	13.40
Less Distributions
Dividends from net investment income	(0.11)	(0.07)	(0.01)	—	(0.09)
Distributions from net realized capital gains	—	(2.43)	(2.46)	(2.36)	—
Total distributions	(0.11)	(2.50)	(2.47)	(2.36)	(0.09)
Net asset value end of period	$42.73	$41.64	$34.77	$39.06	$44.72
Net assets end of period (000s)	$2,362	$2,339	$3,435	$9,177	$11,962
Ratios and Supplemental Data (%)
Total return[f]	2.89%	27.53%	(4.62)%	(7.45)%	42.72%
Ratio of total expenses to average net assets	1.13	1.13	1.13	1.13	1.12
Ratio of net expenses to average net assets[e]	1.13	1.13	1.13	1.12	1.11
Ratio of net investment income/(loss) to average net assets[e]	0.43	0.48	0.47	0.13	(0.04)
Portfolio turnover	8	21	21	15	17

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP VALUE FUND—Continued

	Institutional Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$41.98	$35.12	$39.44	$45.07	$31.63
Income from Investment Operations
Net investment income/(loss)[e,b]	0.29	0.28	0.27	0.15	0.09
Net realized and unrealized gain/(loss) on investments	1.02	9.28	(2.01)	(3.38)	13.52
Total from investment operations	1.31	9.56	(1.74)	(3.23)	13.61
Less Distributions
Dividends from net investment income	(0.26)	(0.27)	(0.12)	(0.04)	(0.17)
Distributions from net realized capital gains	—	(2.43)	(2.46)	(2.36)	—
Total distributions	(0.26)	(2.70)	(2.58)	(2.40)	(0.17)
Net asset value end of period	$43.03	$41.98	$35.12	$39.44	$45.07
Net assets end of period (000s)	$1,546,017	$1,712,027	$1,362,890	$1,493,462	$2,023,164
Ratios and Supplemental Data (%)
Total return[f]	3.14%	27.85%	(4.36)%	(7.22)%	43.11%
Ratio of total expenses to average net assets	0.88	0.88	0.88	0.88	0.87
Ratio of net expenses to average net assets[e]	0.88	0.88	0.88	0.87	0.86
Ratio of net investment income/(loss) to average net assets[e]	0.69	0.69	0.70	0.38	0.20
Portfolio turnover	8	21	21	15	17

	Investor Class
Year Ended October 31,	2025	2024	2023	2022	2021
Net asset value beginning of period	$40.32	$33.82	$38.09	$43.72	$30.71
Income from Investment Operations
Net investment income/(loss)[e,b]	0.14	0.13	0.13	0.01	(0.06)
Net realized and unrealized gain/(loss) on investments	0.98	8.93	(1.94)	(3.28)	13.12
Total from investment operations	1.12	9.06	(1.81)	(3.27)	13.06
Less Distributions
Dividends from net investment income	(0.11)	(0.13)	—	—	(0.05)
Distributions from net realized capital gains	—	(2.43)	(2.46)	(2.36)	—
Total distributions	(0.11)	(2.56)	(2.46)	(2.36)	(0.05)
Net asset value end of period	$41.33	$40.32	$33.82	$38.09	$43.72
Net assets end of period (000s)	$29,560	$36,261	$33,012	$38,722	$64,544
Ratios and Supplemental Data (%)
Total return[f]	2.78%	27.40%	(4.72)%	(7.56)%	42.56%
Ratio of total expenses to average net assets	1.23	1.24	1.24	1.24	1.23
Ratio of net expenses to average net assets[e]	1.23	1.24	1.24	1.23	1.23
Ratio of net investment income/(loss) to average net assets[e]	0.34	0.35	0.34	0.01	(0.15)
Portfolio turnover	8	21	21	15	17

*	Less than $0.01
a	Commencement of Operations
b	Amounts are based on average daily shares outstanding during the period.
c	Unannualized
d	Annualized
e	Reflects the Advisor’s waiver, if any, of its management fees and/or other operating expenses.
f	The total returns would have been lower had certain expenses not been waived during the periods shown.
g	Effective March 1, 2023, the Board of Trustees appointed BlueCove Limited as the subadvisor to the Fund.
h	Effective February 2, 2022, the Board of Trustees appointed Income Research+Management as the subadvisor to the Fund.
The accompanying notes are an integral part of the Financial Statements.

⬤

Notes to Financial Statements—October 31, 2025

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds and Harbor Funds II (each a “Trust” and collectively, the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as open-end management investment companies. As of October 31, 2025, each Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Funds
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund
Harbor Funds II
Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

The Funds currently offer up to four classes of shares, designated as Retirement Class, Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights with respect to voting, redemptions, dividends, and liquidations, except that: (i) subject to the approval of the Trusts' Board of Trustees (the “Board of Trustees”), certain expenses may be applied differently to each class of shares in accordance with current regulations of the U.S. Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by each Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options, rights and warrants, and centrally cleared swap agreements) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom London Stock Exchange securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term debt securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) swap agreements value is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as underlying asset prices, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. OTC swap agreements are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on the ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available, or based on management’s estimates when actual information has not yet been reported. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that amortized to the earliest call date) using the effective yield method. Paydown gains and losses on mortgage-backed and asset-backed securities are recognized as a component of interest income. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.
Expenses
Expenses are charged directly to the Fund that incurred such expense whenever possible. With respect to expenses incurred by any two or more Harbor funds where amounts cannot be identified on a fund by fund basis, such expenses are generally allocated in proportion to the average net assets or the number of shareholders of each Fund.
Class Allocations
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the applicable net assets of the respective classes. Distribution and services fees, if any, and transfer agent fees are calculated daily at the class level based on the applicable net assets of each class and the expense rate(s) applicable to each class.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Basis for Consolidation
Embark Commodity Strategy Fund’s Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets include the investments and account balances of the Fund and its wholly owned subsidiaries, Embark Cayman Fund I Ltd, Embark Cayman Fund II Ltd, Embark Cayman Fund III Ltd, Embark Cayman Fund IV Ltd, Embark Cayman Fund V Ltd, and Embark Cayman Fund VI Ltd (individually or collectively referred to as “Subsidiary” or  “Subsidiaries”, respectively). Each Subsidiary enables the Fund to hold commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in its Subsidiaries collectively. All interfund transactions have been eliminated in the consolidation.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Each Fund may be subject to taxes imposed by foreign countries in which it invests. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign country’s tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Certain Funds have filed for additional foreign tax reclaims related to prior years. These additional foreign tax reclaims are recorded as income when both the amount is known and significant contingencies or uncertainties regarding collectability are removed.
The Advisor has analyzed each Fund’s tax positions for all open tax years (in particular, U.S. federal income tax returns for the tax years ended October 31, 2022–2024), if applicable, including all positions expected to be taken upon filing the 2025 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in its Statement of Operations.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at year end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.
Inflation Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
During the year, Harbor Core Bond Fund invested in inflation-indexed bonds.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the  fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making  cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet  margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the year, Embark Commodity Strategy Fund (Consolidated) used futures contracts to gain exposure to the commodities markets.
Options
An option is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
During the year, Embark Commodity Strategy Fund (Consolidated) purchased option contracts to manage its exposure to the commodities markets.
Rights and Warrants
Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are contracts that generally give the holder the right, but not the obligation, to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights and warrants are typically written by the issuer of the security underlying the right or warrant. Although some rights and warrants may be non-transferable, others may be traded over-the-counter or on an exchange.
A Fund may acquire rights or warrants in order to gain exposure to the underlying security without owning the security. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. The value of a right or warrant may not necessarily change with the value of the underlying securities. When a Fund acquires rights or warrants, it runs the risk that it will lose its entire investment in the rights or warrants, unless the Fund exercises the right or warrant, acquires the underlying securities, or enters into a closing transaction before expiration. Rights and warrants cease to have value if they are not exercised prior to their expiration date.
If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for rights or other warrants that expire are treated as realized losses. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the rights or warrants.
During the year, Harbor Convertible Securities Fund, Harbor Diversified International All Cap Fund, Harbor International Fund, and Harbor International Core Fund held rights and/or warrants as a result of their investments in underlying securities.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).
Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statements of Operations.
Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party, derivatives clearing organization or counterparty when the swap contract is executed and is recorded as Due from brokers on the Statements of Assets and Liabilities.
Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by the existence of a master netting arrangement between a Fund and the counterparty, the posting of collateral by the counterparty, and the central clearing party, as counterparty to all centrally cleared swaps, guaranteeing the performance of the swaps through the margin requirements.
Excess Return Swaps are agreements between counterparties to exchange the return of a given underlying index. Under the terms of the agreement, a Fund will make payments based on a set rate in exchange for payments from the counterparty based on the return of the underlying assets comprising the index. If the returns on the underlying assets are positive, the counterparty will pay the Fund, and if the returns are negative, the Fund will make payments to the counterparty. The excess return swap held by Embark Commodity Strategy Fund (Consolidated) which generally is reset monthly, may be terminated by the Fund at any time.
During the year, Embark Commodity Strategy Fund (Consolidated) used excess return swaps to gain exposure to commodities markets.
Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
During the year, the Embark Commodity Strategy Fund (Consolidated) used total return swaps to gain exposure to commodities market.
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest in foreign securities and as such are also subject to foreign currencies and foreign securities risks. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
New Accounting Pronouncement
During the year, each Fund adopted the Financial Accounting Standards Board’s Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures and ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures.
The main objective of ASU 2023-07 is to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The adoption of this ASU impacts only financial statement disclosures and does not affect net increase (decrease) in net assets resulting from operations, net asset value, or the net assets of the Funds.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). Each Fund is considered a single operating segment. Harbor Capital’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the Funds, collectively act as the CODM. Each Fund has a single investment strategy, as disclosed in its respective prospectus, against which the CODM, through various management committees, assesses its performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total return, expense ratio and changes in net assets as reflected in each Fund’s financial statements.
The main objective of ASU 2023-09 is to clarify the guidance in ASC 740, Income Taxes, and enhance the transparency and decision usefulness of income tax disclosures, and to provide more information to better understand an entity’s exposure to potential changes in tax laws, related risks, and opportunities. The ASU is effective for public entities for annual periods beginning after December 15, 2024, with early adoption permitted. The adoption of this ASU impacts only financial statement disclosures and does not affect net increase (decrease) in net assets resulting from operations, net asset value, or the net assets of the Funds.  For the year ended October 31, 2025, the Advisor has analyzed each Fund’s income taxes paid and has determined no additional disclosures are required.
NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities and U.S. government obligations, for each Fund for the year ended October 31, 2025 were as follows:
	Purchases (000s)	Sales (000s)
Embark Commodity Strategy Fund (Consolidated)	$373,959	$174,178
Embark Small Cap Equity Fund	1,161,894	2,390,280
Harbor Capital Appreciation Fund	7,966,311	13,119,849
Harbor Convertible Securities Fund	52,813	43,431
Harbor Core Bond Fund	987,427	631,112
Harbor Core Plus Fund	679,973	518,972
Harbor Diversified International All Cap Fund	148,290	467,558
Harbor International Fund	600,307	900,148
Harbor International Compounders Fund	33,883	8,587
Harbor International Core Fund	1,225,889	616,692
Harbor International Small Cap Fund	67,320	140,634
Harbor Large Cap Value Fund	155,467	779,360
Harbor Mid Cap Fund	38,123	35,582
Harbor Mid Cap Value Fund	69,703	104,253
Harbor Small Cap Growth Fund	2,216,020	2,039,159 *
Harbor Small Cap Value Fund	165,344	531,602

*	Sales for this Fund include $33,606 in connection with in-kind redemptions of the Fund’s capital shares.
In-Kind Redemption Transactions
In accordance with each Trust’s prospectus, the Funds may distribute portfolio securities rather than cash as payment for a redemption of Fund shares. For financial reporting purposes, a Fund recognizes a gain or loss on the securities distributed related to the in-kind redemption. Such Fund-level gains and losses on in-kind redemptions are not taxable to shareholders.

⬤

Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued
For the year ended October 31, 2024, Harbor Capital Appreciation Fund realized gains of $140,473,000, upon the disposition of portfolio securities in connection with in-kind redemptions of the Fund’s shares.
For the year ended October 31, 2025, Harbor Small Cap Growth Fund realized gains of $11,215,000 upon the disposition of portfolio securities in connection with in-kind redemptions of the Fund’s shares.
Securities Lending
Each Fund, except for Embark Commodity Strategy Fund, may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trusts have engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral may consist of cash and/or securities issued by the U.S. Treasury. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is recognized as the gross liability for securities loaned in the Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the Lending Agent on behalf of the Funds, and the Funds do not have the ability to rehypothecate those securities. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates.
In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the Statements of Operations and represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Lending Agent.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
The following table shows the Funds that engaged in securities lending during the year and summarizes the value of equity securities loaned and related cash and non-cash collateral as of October 31, 2025.
	Value of Securities on Loan (000s)	Cash Collateral (000s)	Non-Cash Collateral (000s)
Harbor Capital Appreciation Fund	$133,917	$53,389	$88,196
Harbor Diversified International All Cap Fund	—	—	—
Harbor International Fund	—	—	—
Harbor International Core Fund	—	—	—
Harbor International Small Cap Fund	—	—	—
Harbor Large Cap Value Fund	—	—	—
Harbor Small Cap Growth Fund	—	—	—

⬤

Notes to Financial Statements—Continued

NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services.
Each Fund has a separate advisory agreement with Harbor Capital. The agreements provide for management fees based on an annual percentage rate of average daily net assets as follows:
	Contractual Rate	Actual Rate
Embark Commodity Strategy Fund (Consolidated)	0.66%	0.66%
Embark Small Cap Equity Fund	0.58	0.58
Harbor Capital Appreciation Fund	0.60[a]	0.55
Harbor Convertible Securities Fund	0.50	0.50
Harbor Core Bond Fund	0.23	0.23
Harbor Core Plus Fund	0.25	0.25
Harbor Diversified International All Cap Fund	0.75	0.75
Harbor International Fund	0.75[b]	0.75
Harbor International Compounders Fund	0.50	0.50
Harbor International Core Fund	0.75	0.75
Harbor International Small Cap Fund	0.85	0.85
Harbor Large Cap Value Fund	0.60[c]	0.60
Harbor Mid Cap Fund	0.75	0.75
Harbor Mid Cap Value Fund	0.75[d]	0.75
Harbor Small Cap Growth Fund	0.75	0.75
Harbor Small Cap Value Fund	0.75	0.75

a
The Advisor has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and
$20 billion and 0.53% on assets over $20 billion through February 28, 2026.

b	The management fee is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion.
c	The management fee is 0.60% on assets up to $4 billion and 0.55% on assets over $4 billion.
d	The Advisor has contractually agreed to reduce the management fee to 0.70% on assets between $350 million and $1 billion and 0.65% on assets over $1 billion through February 28, 2026.
Harbor Capital has from time to time voluntarily or contractually agreed not to impose a portion of its management fees and/or to bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. Such waivers, if any, are reflected on the accompanying Statements of Operations. Interest expense, if any, is excluded from contractual limitations. During the year, the following expense limitation agreements were in effect:
	Retirement Class	Institutional Class	Administrative Class	Investor Class [1]	Expense Limitation Agreement Expiration
Embark Commodity Strategy Fund (Consolidated)	0.71%	0.79%	N/A	N/A	2/28/2026
Embark Small Cap Equity Fund	0.61	0.69	N/A	N/A	2/28/2026
Harbor Convertible Securities Fund	0.63	0.71	0.96%	1.06%	2/28/2026
Harbor Core Bond Fund	0.26	0.34	N/A	N/A	2/28/2026
Harbor Core Plus Fund	0.30	0.38	0.63	N/A	2/28/2026
Harbor Diversified International All Cap Fund [2]	0.75	0.83	1.08	1.18	2/28/2026
Harbor International Fund [3]	0.72	0.80	1.05	1.15	2/28/2026
Harbor International Compounders Fund	0.55	0.63	N/A	0.98	2/28/2026
Harbor International Core Fund	0.77	0.85	N/A	1.20	2/28/2026
Harbor International Small Cap Fund	0.82	0.90	1.15	1.25	2/28/2026
Harbor Large Cap Value Fund	0.61	0.69	0.94	1.04	2/28/2026
Harbor Mid Cap Fund	0.80	0.88	N/A	1.23	2/28/2026
Harbor Mid Cap Value Fund	0.77	0.85	1.10	1.20	2/28/2026

1
For the period November 1, 2024 through February 28, 2025, Harbor Capital voluntarily limited the operating expenses for each Fund’s Investor Class, if applicable, by
0.01% above the limitation reported in the table above.

2
For the period November 1, 2024 through February 28, 2025, Harbor Capital voluntarily limited the operating expenses for the Retirement Class, Institutional Class, Administrative
Class and Investor Class to 0.72%, 0.80%, 1.05%, and 1.16%, respectively.

3
For the period November 1, 2024 through February 28, 2025, Harbor Capital voluntarily limited the operating expenses for the Retirement Class, Institutional Class, Administrative
Class and Investor Class to 0.69%, 0.77%, 1.02%, and 1.13%, respectively.

All expense limitation agreements include the transfer agent fee waiver discussed in the Transfer Agent note.

⬤

Notes to Financial Statements—Continued

Distributor
Harbor Funds Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Harbor Capital, is the distributor for Harbor Funds’ and Harbor Funds IIs' shares. Under the Harbor Funds' current distribution plan pursuant to Rule 12b-1 under the Investment Company Act with respect to each Fund’s Administrative and Investor Class shares (each, a “12b-1 Plan”) as applicable, each Fund pays the Distributor compensation at the annual rate of 0.25% of the average daily net assets of its Administrative and Investor Class shares. Pursuant to each 12b-1 Plan, the Distributor is compensated for financing any activity that is primarily intended to result in the sale of Administrative and Investor Class shares of each Fund or for recordkeeping services or the servicing of shareholder accounts in a Administrative and Investor Class shares of each Fund. Such activities include, but are not limited to: printing of prospectuses and statements of additional information and reports for prospective shareholders (i.e., other than existing shareholders); preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers or other institutions such as asset-based sales charges, payments of recordkeeping fees under recordkeeping arrangements, or payments of service fees under shareholder service arrangements; and costs of administering each 12b-1 Plan.
Amounts payable by a Fund under each 12b-1 Plan need not be directly related to the expenses actually incurred by the Distributor on behalf of each Fund. Each 12b-1 Plan does not obligate each Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under each 12b-1 Plan. Thus, even if the Distributor’s actual expenses exceed the fee payable to the Distributor at any given time, each Fund will not be obligated to pay more than that fee. If the Distributor’s expenses are less than the fee it receives, the Distributor will retain the difference.
The fees attributable to each Fund’s respective class are shown on the accompanying Statements of Operations.
Transfer Agent
Harbor Services Group, Inc. (“Harbor Services Group”), a wholly-owned subsidiary of Harbor Capital, is the transfer and shareholder servicing agent for the Funds. The transfer agency and service agreement is reviewed and approved annually by the Board of Trustees and provides currently for compensation up to the following amounts per class of each Fund:
Transfer Agent Fees
Retirement Class	0.02% of the average daily net assets of all Retirement Class shares
Institutional Class	0.10% of the average daily net assets of all Institutional Class shares
Administrative Class	0.10% of the average daily net assets of all Administrative Class shares
Investor Class[1]	0.20% of the average daily net assets of all Investor Class shares

[1]	For the period November 1, 2024 through February 28, 2025, Harbor Services Group received compensation up to 0.21% for the Investor Class.
Harbor Services Group voluntarily waived a portion of its transfer agent fees for the Harbor Funds during the year ended October 31, 2025. Fees incurred for these transfer agent services are shown on each Fund’s Statement of Operations. The voluntary waiver may be discontinued at any time.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. Each Trust has adopted policies and procedures pursuant to such rule. During the year, the Funds did not enter into any transactions with any other Harbor fund.
Shareholders
As of October 31, 2025, Harbor Capital and its wholly owned subsidiaries collectively held 10% or more of the following shares of beneficial interest in each of the following Funds:
	Number of Shares Owned by Harbor Capital and Subsidiaries
	Retirement Class	Institutional Class	Administrative Class	Investor Class	Total	Percentage of Outstanding Shares
Harbor Convertible Securities Fund	1,068,866	—	—	—	1,068,866	36.1%
Independent Trustees
The fees and expenses of the Independent Trustees are included in “Trustees’ fees and expenses” on each Fund’s Statement of Operations.

⬤

Notes to Financial Statements—Continued

Specific to the Harbor Funds, the Board of Trustees previously adopted a Deferred Compensation Plan for Independent Trustees (the “Plan”), which enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. At the meeting held on November 18-19, 2024, the Independent Trustees agreed to discontinue the Plan whereby only grandfathered Trustees can continue to contribute to the Plan. For purposes of determining the amount owed to a Trustee under the Plan, deferred amounts are treated as though they had been invested in shares of the Fund(s) selected by the Trustee. While not required to do so, each Fund makes an investment equal to the Trustee’s investment election. The deferred compensation liability and the offsetting deferred compensation investment asset are included as a component of “Accrued expenses – Trustees’ fees and expenses” and “Other assets”, respectively, in the Statements of Assets and Liabilities. Such amounts fluctuate with changes in the value of the selected Fund(s). The deferred compensation and related mark-to-market impact liability and an offsetting investment asset will remain on each Harbor Fund’s Statement of Assets and Liabilities until distributed in accordance with the Plan.
Indemnification
Under each Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business each Trust enters into contracts that provide general indemnities to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
NOTE 5—TAX INFORMATION
The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from U.S. GAAP. These differences are attributable to permanent book and tax accounting differences that were primarily due to net investment losses, redemption in-kind distributions, the use of equalization and the disallowance of loss from a controlled foreign corporation. Reclassifications, if any, are made to each Fund’s capital account to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. Distributions classified as a return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. The amounts reclassified on the Statements of Assets and Liabilities for the year ended October 31, 2025 were as follows:
	Paid in Capital (000s)	Total Distributable Earnings/(Loss) (000s)
Embark Commodity Strategy Fund (Consolidated)	$(27,517)	$27,517
Embark Small Cap Equity Fund	1,444	(1,444)
Harbor Capital Appreciation Fund	374,464	(374,464)
Harbor Convertible Securities Fund	—	—
Harbor Core Bond Fund	—	—
Harbor Core Plus Fund	—	—
Harbor Diversified International All Cap Fund	3,570	(3,570)
Harbor International Fund	—	—
Harbor International Compounders Fund	—	—
Harbor International Core Fund	7,859	(7,859)
Harbor International Small Cap Fund	2,349	(2,349)
Harbor Large Cap Value Fund	59,057	(59,057)
Harbor Mid Cap Fund	588	(588)
Harbor Mid Cap Value Fund	4,520	(4,520)
Harbor Small Cap Growth Fund	8,753	(8,753)
Harbor Small Cap Value Fund	9,788	(9,788)

⬤

Notes to Financial Statements—Continued

NOTE 5—TAX INFORMATION—Continued
The tax composition of each Fund’s distributions was as follows:
	As of October 31, 2025			As of October 31, 2024
	Ordinary Income (000s)	Long-Term Capital Gains (000s)	Total (000s)	Ordinary Income (000s)	Long-Term Capital Gains (000s)	Total (000s)
Embark Commodity Strategy Fund (Consolidated)	$164,647	$—	$164,647	$31,154	$—	$31,154
Embark Small Cap Equity Fund	5,697	—	5,697	—	—	—
Harbor Capital Appreciation Fund	—	2,906,184	2,906,184	—	—	—
Harbor Convertible Securities Fund	781	—	781	813	—	813
Harbor Core Bond Fund	64,659	—	64,659	34,615	—	34,615
Harbor Core Plus Fund	54,251	—	54,251	46,233	—	46,233
Harbor Diversified International All Cap Fund	27,593	—	27,593	24,106	—	24,106
Harbor International Fund	122,498	—	122,498	117,381	—	117,381
Harbor International Compounders Fund	71	—	71	—	—	—
Harbor International Core Fund	5,215	1,412	6,627	3,973	—	3,973
Harbor International Small Cap Fund	8,523	1,673	10,196	6,603	924	7,527
Harbor Large Cap Value Fund	22,341	108,514	130,855	27,546	47,335	74,881
Harbor Mid Cap Fund	1,147	—	1,147	1,056	1,837	2,893
Harbor Mid Cap Value Fund	5,705	14,436	20,141	4,572	14,798	19,370
Harbor Small Cap Growth Fund	40,378	28,453	68,831	747	—	747
Harbor Small Cap Value Fund	15,402	—	15,402	20,394	124,763	145,157
As of October 31, 2025, the components of each Fund’s distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income (000s)	Undistributed Long-Term Capital Gains (000s)	Unrealized Appreciation/ (Depreciation) (000s)	Accumulated Capital and Other Losses (000s)	Other Temporary Differences (000s)	Total Distributable Earnings/(Loss) (000s)
Embark Commodity Strategy Fund (Consolidated)	$322,074	$70	$89,458	$—	$—	$411,602
Embark Small Cap Equity Fund	22,342	—	77,027	—	—	99,369
Harbor Capital Appreciation Fund	—	2,943,353	19,556,616	(52,986)	(2,335)	22,444,648
Harbor Convertible Securities Fund	171	—	5,210	(11,516)	(16)	(6,151)
Harbor Core Bond Fund	1,986	—	19,124	(7,910)	(10)	13,190
Harbor Core Plus Fund	5,117	—	(37,047)	(143,310)	(242)	(175,482)
Harbor Diversified International All Cap Fund	30,201	27,257	205,346	—	(170)	262,634
Harbor International Fund	130,368	—	949,620	(223,428)	(2,832)	853,728
Harbor International Compounders Fund	648	—	4,787	(111)	(4)	5,320
Harbor International Core Fund	19,566	11,998	106,497	—	(213)	137,848
Harbor International Small Cap Fund	9,134	6,164	15,590	—	(59)	30,829
Harbor Large Cap Value Fund	4,322	212,719	530,169	—	(85)	747,125
Harbor Mid Cap Fund	1,356	3,323	23,780	—	(2)	28,457
Harbor Mid Cap Value Fund	6,659	23,391	68,538	—	(51)	98,537
Harbor Small Cap Growth Fund	—	23,962	416,366	(35,182)	(70)	405,076
Harbor Small Cap Value Fund	9,521	55,112	810,026	—	(122)	874,537
As of October 31, 2025, for federal income tax purposes, the following Fund had a qualified late year loss deferral to offset fiscal year 2026 ordinary income:
Qualified Late Year Ordinary Loss Deferral (000s)
Harbor Capital Appreciation Fund	$52,986
Harbor Small Cap Growth Fund	5,984

⬤

Notes to Financial Statements—Continued

NOTE 5—TAX INFORMATION—Continued
As of October 31, 2025, each Fund in the following table had capital loss carryforwards for federal tax purposes which will reduce each Fund’s taxable income arising from future net realized gains on investments to the extent permitted by the Internal Revenue Code. Use of the capital loss carryforwards will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve each Fund of any federal tax liability. The capital loss carryforwards do not expire.
Capital Loss Carryforward
	Short-Term (000s)	Long-Term (000s)	Total (000s)
Harbor Convertible Securities Fund	$ (5,558)	$ (5,958)	$ (11,516)
Harbor Core Bond Fund	(1,971)	(5,939)	(7,910)
Harbor Core Plus Fund	(46,005)	(97,305)	(143,310)
Harbor International Fund	(223,428)	—	(223,428)
Harbor International Compounders Fund	—	(111)	(111)
Harbor Small Cap Growth Fund*	(768)	(28,430)	(29,198)

*	A portion of the capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of October 31, 2025 were as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Embark Commodity Strategy Fund (Consolidated)	$2,344,129	$161,348	$ (71,890)	$89,458
Embark Small Cap Equity Fund	446,956	97,363	(20,336)	77,027
Harbor Capital Appreciation Fund	9,978,137	19,786,833	(230,217)	19,556,616
Harbor Convertible Securities Fund *	33,560	5,700	(490)	5,210
Harbor Core Bond Fund *	1,505,592	24,666	(5,542)	19,124
Harbor Core Plus Fund *	1,278,277	18,594	(55,641)	(37,047)
Harbor Diversified International All Cap Fund	540,645	234,632	(29,286)	205,346
Harbor International Fund *	2,708,128	1,110,811	(161,191)	949,620
Harbor International Compounders Fund *	45,696	6,755	(1,968)	4,787
Harbor International Core Fund	839,875	117,015	(10,518)	106,497
Harbor International Small Cap Fund	160,465	27,386	(11,796)	15,590
Harbor Large Cap Value Fund	758,333	549,719	(19,550)	530,169
Harbor Mid Cap Fund	143,589	32,062	(8,282)	23,780
Harbor Mid Cap Value Fund	294,242	104,824	(36,286)	68,538
Harbor Small Cap Growth Fund *	1,692,285	532,182	(115,816)	416,366
Harbor Small Cap Value Fund	1,229,937	874,380	(64,354)	810,026

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gains on investments.
NOTE 6—DERIVATIVES
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.
Each Fund’s derivative instruments outstanding as of the year ended October 31, 2025, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.

⬤

Notes to Financial Statements—Continued

NOTE 6—DERIVATIVES—Continued
Derivative Instruments
As of October 31, 2025, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
Embark Commodity Strategy Fund (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Commodity Contracts (000s)
Assets
Variation margin on futures contracts[a]	$158,016
Purchased options (included in Investments, at value)	993
Liabilities
Unrealized depreciation on OTC swap agreements	—
Variation margin on futures contracts[a]	(68,579)

a
Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Harbor Diversified International All Cap Fund
Statement of Assets and Liabilities Caption	Equity Contracts (000s)
Assets
Rights/Warrants (included in Investments, at value)	$—
Net realized gain/(loss) and the change in net unrealized appreciation/(depreciation) on derivatives, by primary risk exposure, for the year ended October 31, 2025, were:
Embark Commodity Strategy Fund (CONSOLIDATED)
	Equity Contracts (000s)	Commodity Contracts (000s)	Total (000s)
Net realized gain/(loss) on derivatives
Futures contracts	$—	$167,283	$167,283
Purchased options (included in Investments)	—	2,135	2,135
Swap agreements	101,313	—	101,313
Net realized gain/(loss) on derivatives	$101,313	$169,418	$270,731
	Equity Contracts (000s)	Commodity Contracts (000s)	Total (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Futures contracts	$—	$51,782	$51,782
Purchased options (included in Investments)	—	(1,394)	(1,394)
Swap agreements	—	—	—
Change in net unrealized appreciation/(depreciation) on derivatives	$—	$50,388	$50,388

Harbor Convertible Securities Fund
Equity Contracts (000s)
Net Realized Gain/(Loss) on Derivatives
Rights/Warrants (included in Investments)	$5

⬤

Notes to Financial Statements—Continued

NOTE 6—DERIVATIVES—Continued
Harbor Diversified International All Cap Fund
Equity Contracts (000s)
Net realized gain/(loss) on derivatives
Rights/Warrants (included in Investments)	$—
Equity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Rights/Warrants (included in Investments)	$—

Harbor International Fund
Equity Contracts (000s)
Net Realized Gain/(Loss) on Derivatives
Rights/Warrants (included in Investments)	$—
NOTE 7—OFFSETTING ASSETS AND LIABILITIES
Master Netting Arrangements
As described in further detail below, a Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of investments at value (securities) or due from broker. Cash collateral received is not typically held in a segregated account and, as such, is reflected as a liability in the Consolidated Statement of Assets and Liabilities as due to broker. The fair value of any securities received as collateral is not reflected as a component of net asset value.
For the year ended October 31, 2025, the following Master Netting Arrangements have been entered into as follows:
International Swaps and Derivatives Association, Inc. (ISDA) Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by a Fund and select counterparties. As of October 31, 2025, Embark Commodity Strategy Fund (Consolidated) had investment exposures subject to the terms of these agreements.
The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2025.

⬤

Notes to Financial Statements—Continued

NOTE 7—OFFSETTING ASSETS AND LIABILITIES—Continued
EMBARK COMMODITY STRATEGY FUND (CONSOLIDATED)
	Financial Derivative Assets
Counterparty	Swap Agreements (000s)	Collateral (Received)/ Pledged* (000s)	Net Exposure (000s)
Embark Cayman Fund II Ltd. (Subsidiary)[a]
Citigroup Global Markets	$—	$18,902	$—
RBC Dominion Securities	—	17,303	—
Embark Cayman Fund IV Ltd. (Subsidiary)[a]
Macquarie Bank Limited	$—	$21,010	$—

*Of the total collateral received and/or pledged shown in the table above, cash of $21,010 included in “Due from broker” and non-cash balance of $36,205 included in
“Investments, at value” on the Consolidated Statement of Assets and Liabilities, were pledged as collateral for swaps held in the Embark Cayman Fund IV Ltd.

a Embark Cayman Fund II Ltd. and Embark Cayman Fund IV Ltd. are recognized as separate legal entities for the purpose of the ISDA agreement.
Exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements.
NOTE 8—SUBSEQUENT EVENTS
Through the date the financial statements were issued, there were no subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

⬤

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
Harbor Funds and Harbor Funds II
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Embark Commodity Strategy Fund (Consolidated) (one of the Funds comprising Harbor Funds II), including the consolidated portfolio of investments, as of October 31, 2025, and the related consolidated statement of operations and statement of changes in net assets, and consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “consolidated financial statements”).  We have also audited the accompanying statement of assets and liabilities of Embark Small Cap Equity Fund (one of the Funds comprising Harbor Funds II) and the accompanying statements of assets and liabilities of  Harbor Funds (a “Trust” and collectively with Harbor Funds II, the “Trusts”) (comprising Harbor Capital Appreciation Fund, Harbor Convertible Securities Fund, Harbor Core Bond Fund, Harbor Core Plus Fund, Harbor Diversified International All Cap Fund, Harbor International Fund, Harbor International Compounders Fund, Harbor International Core Fund, Harbor International Small Cap Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Fund,  Harbor Mid Cap Value Fund, Harbor Small Cap Growth Fund, and Harbor Small Cap Value Fund (collectively, together with Embark Commodity Strategy Fund (Consolidated) and Embark Small Cap Equity Fund,  referred to as the “Funds”) including the portfolios of investments, as of October 31, 2025, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Harbor Funds and Harbor Funds II at October 31, 2025, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising the Harbor Funds	Statement of operations	Statement of changes in net assets	Financial highlights
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund
	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the five years in the period ended October 31, 2025
Harbor International Compounders Fund	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from March 1, 2024 (commencement of operations) through October 31, 2024
Funds Comprising the Harbor Funds II
Embark Commodity Strategy Fund (Consolidated)	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from January 23, 2024 (commencement of operations) through October 31, 2024
Embark Small Cap Equity Fund	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from January 30, 2024 (commencement of operations) through October 31, 2024
Basis for Opinion
These financial statements are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trusts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB

⬤

Report of Independent Registered Public Accounting Firm—Continued

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion

We have served as the auditor of one or more Harbor funds investment companies since 2000.
Chicago, Illinois
December 22, 2025

⬤

ADDITIONAL INFORMATION (Unaudited)

Additional Tax Information
For the fiscal year ended October 31, 2025, each Fund reports up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket.
For the fiscal year ended October 31, 2025, each Fund reports up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income for individuals.
If a Fund pays a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV.
The Funds report the following portions of their distributions from investment company taxable income for the fiscal year ended October 31, 2025 as qualifying for the dividends received deduction for corporate shareholders.
Percentage of Distribution
Embark Small Cap Equity Fund	45%
Harbor Convertible Securities Fund	29
Harbor Diversified International All Cap Fund	1
Harbor International Fund	˂1
Harbor International Compounders Fund	4
Harbor Large Cap Value Fund	100
Harbor Mid Cap Fund	100
Harbor Mid Cap Value Fund	91
Harbor Small Cap Value Fund	100
Pursuant to Section 852 of the Internal Revenue Code, the Funds report the following capital gain dividends for the fiscal year ended October 31, 2025:
Amount (000s)
Harbor Capital Appreciation Fund	$3,330,541
Harbor Diversified International All Cap Fund	1,756
Harbor International Core Fund	4,506
Harbor International Small Cap Fund	2,616
Harbor Large Cap Value Fund	166,402
Harbor Mid Cap Fund	418
Harbor Mid Cap Value Fund	17,965
Harbor Small Cap Growth Fund	31,011
Harbor Small Cap Value Fund	7,227
For the fiscal year ended October 31, 2025, each Fund, if applicable, reports up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code 163 (j) as interest income eligible for income inclusion for corporate shareholders.
The Funds report the following foreign taxes paid and foreign source income for Federal income tax purposes:
	Foreign Taxes Paid (000s)	Foreign Source Earned Income (000s)
Harbor Diversified International All Cap Fund	$2,063	$19,267
Harbor International Fund	6,530	84,899
Harbor International Compounders Fund	49	831
Harbor International Core Fund	1,091	16,532
Harbor International Small Cap Fund	436	5,866
Shareholders who own shares through a taxable Harbor Funds and Harbor Funds II account and that received distributions from a Fund during calendar year 2025 will receive a Form 1099-DIV in January 2026 that will show the tax character of those distributions.

⬤

ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
The fees and expenses of the independent trustees are included in “Trustees’ fees and expenses” on each Fund’s Statement of Operations as part of the financial statements filed under Item 7 of this Form N-CSR.
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
During the most recent fiscal half-year, the Board of Trustees did not approve any investment advisory contracts.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMET ADVISORY CONTRACT

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.

ITEM 16 – CONTROLS AND PROCEDURES

(a)       The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)       There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable

ITEM 19 – EXHIBITS

(a)(1)	Code of Ethics referred to in Item 2 is attached hereto.
(a)(2)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.
(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed December 22, 2025 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS II

By:	/s/ Charles F. McCain
Charles F. McCain Chairman, President and Trustee (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles F. McCain	Chairman, President and Trustee	December 22, 2025
	Charles F. McCain	(Principal Executive Officer)

By:	/s/ Howard M. Reich	Treasurer (Principal Financial and Accounting Officer)	December 22, 2025
Howard M. Reich

Exhibit Index

Number	Description
99.CODE ETH	Code of Business Conduct and Ethics.
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).